UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	DECEMBER 31, 2014

Core Equity Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACPVX	6.00%	13.59%	19.86%	10/31/11
S&P 500 Index	—	6.12%	13.69%	19.52%	—
Institutional Class	ACPKX	6.10%	13.88%	20.12%	10/31/11
A Class	ACPQX				10/31/11
No sales charge*		5.86%	13.31%	19.57%
With sales charge*		-0.21%	6.82%	17.36%
C Class	ACPHX				10/31/11
No sales charge*		5.44%	12.48%	18.66%
With sales charge*		4.51%	12.48%	18.66%
R Class	ACPWX	5.74%	13.07%	19.28%	10/31/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.77%	1.57%	2.02%	2.77%	2.27%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Long Holdings	% of net assets
Apple, Inc.	3.78%
Johnson & Johnson	2.31%
Microsoft Corp.	2.02%
Intel Corp.	1.92%
Pfizer, Inc.	1.83%
Bank of America Corp.	1.77%
Oracle Corp.	1.63%
Cisco Systems, Inc.	1.60%
Merck & Co., Inc.	1.59%
Wal-Mart Stores, Inc.	1.48%

Top Five Short Holdings	% of net assets
Rowan Cos. plc	(0.86)%
CarMax, Inc.	(0.85)%
Louisiana-Pacific Corp.	(0.82)%
ViaSat, Inc.	(0.80)%
SunEdison, Inc.	(0.79)%

Types of Investments in Portfolio	% of net assets
Common Stocks	129.1%
Common Stocks Sold Short	(30.2)%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.6%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,060.00	$8.83	1.70%
Institutional Class	$1,000	$1,061.00	$7.79	1.50%
A Class	$1,000	$1,058.60	$10.12	1.95%
C Class	$1,000	$1,054.40	$13.98	2.70%
R Class	$1,000	$1,057.40	$11.41	2.20%
Hypothetical
Investor Class	$1,000	$1,016.64	$8.64	1.70%
Institutional Class	$1,000	$1,017.64	$7.63	1.50%
A Class	$1,000	$1,015.38	$9.91	1.95%
C Class	$1,000	$1,011.60	$13.69	2.70%
R Class	$1,000	$1,014.12	$11.17	2.20%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 129.1%
Aerospace and Defense — 5.2%
Boeing Co. (The)(1)	15,407	$2,002,602
Honeywell International, Inc.(1)	19,405	1,938,948
Lockheed Martin Corp.	9,445	1,818,824
Moog, Inc., Class A(2)	5,439	402,649
Teledyne Technologies, Inc.(2)	10,206	1,048,564
Textron, Inc.(1)	20,445	860,939
United Technologies Corp.	5,089	585,235
		8,657,761
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B(1)	1,981	220,228
Airlines — 1.1%
Southwest Airlines Co.(1)	41,269	1,746,504
Auto Components — 1.1%
Magna International, Inc.(1)	10,959	1,191,134
Tenneco, Inc.(1)(2)	11,247	636,692
		1,827,826
Banks — 3.8%
Bank of America Corp.(1)	163,548	2,925,874
Citigroup, Inc.(1)	3,572	193,281
First Horizon National Corp.	34,033	462,168
JPMorgan Chase & Co.(1)	14,392	900,651
KeyCorp(1)	27,455	381,624
SunTrust Banks, Inc.(1)	11,021	461,780
Wells Fargo & Co.(1)	17,829	977,386
		6,302,764
Beverages — 1.1%
Coca-Cola Co. (The)(1)	4,501	190,032
Dr Pepper Snapple Group, Inc.(1)	21,533	1,543,485
PepsiCo, Inc.(1)	1,176	111,203
		1,844,720
Biotechnology — 3.7%
Amgen, Inc.(1)	9,069	1,444,601
Biogen Idec, Inc.(1)(2)	3,262	1,107,286
Celgene Corp.(1)(2)	10,589	1,184,485
Gilead Sciences, Inc.(1)(2)	17,245	1,625,514
Regeneron Pharmaceuticals, Inc.(2)	991	406,558
United Therapeutics Corp.(1)(2)	3,121	404,138
		6,172,582
Capital Markets — 2.7%
Franklin Resources, Inc.(1)	24,863	1,376,664
Morgan Stanley(1)	40,245	1,561,506

7

	Shares	Value
SEI Investments Co.(1)	22,576	$903,943
Waddell & Reed Financial, Inc., Class A(1)	12,096	602,623
		4,444,736
Chemicals — 4.2%
Albemarle Corp.	8,895	534,856
Cabot Corp.(1)	24,049	1,054,789
Dow Chemical Co. (The)(1)	35,622	1,624,720
E.I. du Pont de Nemours & Co.(1)	16,812	1,243,079
Eastman Chemical Co.(1)	10,287	780,372
LyondellBasell Industries NV, Class A	11,408	905,681
PPG Industries, Inc.(1)	3,509	811,106
		6,954,603
Commercial Services and Supplies — 2.2%
Cintas Corp.	5,252	411,967
Deluxe Corp.(1)	17,495	1,089,063
Herman Miller, Inc.(1)	40,986	1,206,218
Pitney Bowes, Inc.(1)	35,421	863,210
		3,570,458
Communications Equipment — 3.9%
Brocade Communications Systems, Inc.(1)	119,948	1,420,184
Cisco Systems, Inc.(1)	94,966	2,641,479
QUALCOMM, Inc.(1)	32,295	2,400,488
		6,462,151
Consumer Finance — 1.1%
Cash America International, Inc.(1)	27,621	624,787
Credit Acceptance Corp.(1)(2)	8,883	1,211,730
		1,836,517
Containers and Packaging — 1.4%
Ball Corp.(1)	16,395	1,117,647
Sonoco Products Co.(1)	26,330	1,150,621
		2,268,268
Diversified Consumer Services — 1.7%
Apollo Education Group, Inc., Class A(1)(2)	4,563	155,644
DeVry Education Group, Inc.(1)	27,144	1,288,526
H&R Block, Inc.(1)	38,845	1,308,299
		2,752,469
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)(2)	6,295	945,194
Voya Financial, Inc.	6,453	273,478
		1,218,672
Diversified Telecommunication Services — 0.6%
AT&T, Inc.(1)	12,760	428,609
Verizon Communications, Inc.(1)	13,281	621,285
		1,049,894
Electric Utilities — 0.9%
Entergy Corp.(1)	16,491	1,442,633

8

	Shares	Value
Electrical Equipment — 1.6%
Emerson Electric Co.(1)	21,673	$1,337,874
Rockwell Automation, Inc.(1)	11,248	1,250,778
		2,588,652
Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	4,689	107,519
Dolby Laboratories, Inc., Class A(1)	17,982	775,384
TE Connectivity Ltd.(1)	8,323	526,429
		1,409,332
Energy Equipment and Services — 3.0%
Baker Hughes, Inc.(1)	26,897	1,508,115
Halliburton Co.(1)	15,905	625,543
National Oilwell Varco, Inc.	5,702	373,652
Schlumberger Ltd.(1)	26,273	2,243,977
Superior Energy Services, Inc.	11,659	234,929
		4,986,216
Food and Staples Retailing — 3.0%
Rite Aid Corp.(1)(2)	228,855	1,720,990
SUPERVALU, Inc.(1)(2)	83,112	806,186
Wal-Mart Stores, Inc.(1)	28,360	2,435,557
		4,962,733
Food Products — 4.1%
Archer-Daniels-Midland Co.(1)	31,804	1,653,808
Bunge Ltd.(1)	13,974	1,270,376
Campbell Soup Co.	13,138	578,072
Ingredion, Inc.	3,566	302,539
Pilgrim's Pride Corp.(1)(2)	42,817	1,403,969
Pinnacle Foods, Inc.	2,445	86,309
Sanderson Farms, Inc.(1)	14,540	1,221,724
Seaboard Corp.(2)	65	272,867
		6,789,664
Health Care Equipment and Supplies — 3.9%
Becton Dickinson and Co.(1)	6,271	872,672
C.R. Bard, Inc.	5,083	846,929
Hill-Rom Holdings, Inc.(1)	12,376	564,593
Medtronic, Inc.(1)	27,558	1,989,688
St. Jude Medical, Inc.(1)	20,849	1,355,811
Stryker Corp.(1)	8,030	757,470
		6,387,163
Health Care Providers and Services — 1.4%
Aetna, Inc.(1)	17,789	1,580,197
Centene Corp.(2)	2,842	295,142
Health Net, Inc.(2)	7,815	418,337
		2,293,676
Hotels, Restaurants and Leisure — 2.6%
Las Vegas Sands Corp.(1)	19,191	1,116,149

9

	Shares	Value
Royal Caribbean Cruises Ltd.(1)	19,432	$1,601,780
SeaWorld Entertainment, Inc.	11,335	202,896
Wyndham Worldwide Corp.(1)	16,189	1,388,369
		4,309,194
Household Durables — 0.7%
Harman International Industries, Inc.	2,064	220,250
Newell Rubbermaid, Inc.(1)	22,626	861,824
		1,082,074
Household Products — 3.1%
Energizer Holdings, Inc.(1)	11,310	1,454,014
Kimberly-Clark Corp.(1)	14,084	1,627,265
Procter & Gamble Co. (The)(1)	8,993	819,173
Spectrum Brands Holdings, Inc.	12,827	1,227,287
		5,127,739
Industrial Conglomerates — 3.0%
3M Co.(1)	13,203	2,169,517
Danaher Corp.(1)	20,032	1,716,943
General Electric Co.(1)	40,621	1,026,492
		4,912,952
Insurance — 2.9%
American International Group, Inc.(1)	34,776	1,947,804
Amtrust Financial Services, Inc.(1)	25,911	1,457,493
Aspen Insurance Holdings Ltd.(1)	17,013	744,659
Hanover Insurance Group, Inc. (The)	8,312	592,812
		4,742,768
Internet and Catalog Retail — 2.2%
Amazon.com, Inc.(2)	1,886	585,320
Expedia, Inc.(1)	16,335	1,394,356
Priceline Group, Inc. (The)(2)	1,487	1,695,492
		3,675,168
Internet Software and Services — 2.3%
eBay, Inc.(1)(2)	27,460	1,541,055
Facebook, Inc., Class A(2)	3,892	303,654
Google, Inc., Class A(1)(2)	3,540	1,878,537
VeriSign, Inc.(2)	1,459	83,163
		3,806,409
IT Services — 2.6%
Amdocs Ltd.(1)	6,764	315,574
Computer Sciences Corp.(1)	12,105	763,220
International Business Machines Corp.(1)	14,568	2,337,290
Syntel, Inc.(2)	9,450	425,061
Teradata Corp.(1)(2)	5,383	235,130
Western Union Co. (The)	4,603	82,440
Xerox Corp.	8,078	111,961
		4,270,676

10

	Shares	Value
Life Sciences Tools and Services — 2.1%
Bio-Rad Laboratories, Inc., Class A(1)(2)	10,433	$1,257,802
Bruker Corp.(1)(2)	25,772	505,647
Charles River Laboratories International, Inc.(2)	6,009	382,413
PAREXEL International Corp.(1)(2)	22,266	1,237,099
		3,382,961
Machinery — 3.8%
Caterpillar, Inc.(1)	18,985	1,737,697
Dover Corp.(1)	12,598	903,529
Joy Global, Inc.	6,181	287,540
Parker-Hannifin Corp.(1)	11,516	1,484,988
Snap-On, Inc.(1)	3,477	475,445
Stanley Black & Decker, Inc.(1)	14,066	1,351,461
		6,240,660
Marine — 0.7%
Matson, Inc.(1)	34,842	1,202,746
Media — 2.0%
Cablevision Systems Corp., Class A(1)	66,272	1,367,854
Comcast Corp., Class A(1)	9,494	550,747
John Wiley & Sons, Inc., Class A(1)	9,030	534,937
Omnicom Group, Inc.	1,062	82,273
Viacom, Inc., Class B(1)	1,572	118,293
Walt Disney Co. (The)(1)	6,119	576,349
		3,230,453
Metals and Mining — 0.5%
United States Steel Corp.(1)	33,349	891,752
Multi-Utilities — 0.6%
Vectren Corp.(1)	22,158	1,024,364
Multiline Retail — 2.5%
Big Lots, Inc.(1)	30,850	1,234,617
Dillard's, Inc., Class A(1)	8,654	1,083,308
Kohl's Corp.	3,916	239,032
Macy's, Inc.(1)	23,492	1,544,599
		4,101,556
Oil, Gas and Consumable Fuels — 7.4%
Anadarko Petroleum Corp.	7,383	609,097
Chesapeake Energy Corp.(1)	32,579	637,571
Chevron Corp.(1)	5,472	613,849
ConocoPhillips(1)	27,626	1,907,852
EOG Resources, Inc.(1)	16,967	1,562,152
Exxon Mobil Corp.(1)	24,553	2,269,925
Kosmos Energy Ltd.(1)(2)	117,814	988,459
Marathon Petroleum Corp.	7,852	708,722
Southwestern Energy Co.(2)	3,604	98,353
Tesoro Corp.(1)	17,373	1,291,683
Valero Energy Corp.(1)	30,377	1,503,661
		12,191,324

11

	Shares	Value
Personal Products — 0.3%
Avon Products, Inc.(1)	50,305	$472,364
Pharmaceuticals — 7.3%
AbbVie, Inc.(1)	36,010	2,356,494
Johnson & Johnson(1)	36,466	3,813,250
Merck & Co., Inc.(1)	46,215	2,624,550
Mylan, Inc.(2)	3,703	208,738
Pfizer, Inc.(1)	96,987	3,021,145
		12,024,177
Professional Services — 0.6%
Manpowergroup, Inc.(1)	15,501	1,056,703
Real Estate Investment Trusts (REITs) — 4.6%
Equity Lifestyle Properties, Inc.	3,635	187,384
Geo Group, Inc. (The)	2,470	99,689
Hospitality Properties Trust	17,198	533,138
Host Hotels & Resorts, Inc.(1)	61,928	1,472,029
LaSalle Hotel Properties(1)	29,984	1,213,452
Post Properties, Inc.(1)	14,514	852,988
Potlatch Corp.(1)	23,420	980,595
Rayonier, Inc.(1)	45,539	1,272,360
Ryman Hospitality Properties, Inc.(1)	18,758	989,297
		7,600,932
Semiconductors and Semiconductor Equipment — 4.0%
Broadcom Corp., Class A(1)	41,150	1,783,030
Fairchild Semiconductor International, Inc.(2)	5,624	94,933
Intel Corp.(1)	87,367	3,170,548
KLA-Tencor Corp.(1)	11,101	780,622
Marvell Technology Group Ltd.	9,479	137,446
Texas Instruments, Inc.(1)	7,087	378,907
Xilinx, Inc.(1)	7,308	316,363
		6,661,849
Software — 6.4%
Cadence Design Systems, Inc.(1)(2)	66,598	1,263,364
Mentor Graphics Corp.(1)	38,347	840,566
Microsoft Corp.(1)	71,744	3,332,509
Oracle Corp.(1)	59,724	2,685,788
Symantec Corp.(1)	52,603	1,349,530
Synopsys, Inc.(1)(2)	25,422	1,105,095
		10,576,852
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A(1)	29,396	841,902
Bed Bath & Beyond, Inc.(2)	5,402	411,470
Best Buy Co., Inc.(1)	24,003	935,637
Buckle, Inc. (The)(1)	2,314	121,531
Foot Locker, Inc.(1)	22,490	1,263,488
Lowe's Cos., Inc.(1)	28,855	1,985,224
PetSmart, Inc.(1)	5,241	426,067
		5,985,319

12

	Shares	Value
Technology Hardware, Storage and Peripherals — 7.4%
Apple, Inc.(1)	56,532	$6,240,002
EMC Corp.(1)	61,476	1,828,296
Hewlett-Packard Co.(1)	53,005	2,127,091
NetApp, Inc.	2,940	121,863
SanDisk Corp.	8,480	830,870
Seagate Technology plc(1)	2,569	170,839
Western Digital Corp.	7,330	811,431
		12,130,392
Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)(2)	11,084	1,009,087
Iconix Brand Group, Inc.(1)(2)	27,721	936,693
		1,945,780
Thrifts and Mortgage Finance — 1.3%
EverBank Financial Corp.(1)	62,449	1,190,278
Nationstar Mortgage Holdings, Inc.(1)(2)	34,742	979,377
		2,169,655
TOTAL COMMON STOCKS (Cost $176,830,683)		213,007,041
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $129,717), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $127,049)		127,049
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $523,088), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $508,000)		508,000
State Street Institutional Liquid Reserves Fund, Premier Class	143,474	143,474
TOTAL TEMPORARY CASH INVESTMENTS (Cost $778,523)		778,523
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.6% (Cost $177,609,206)		213,785,564
COMMON STOCKS SOLD SHORT — (30.2)%
Aerospace and Defense — (0.8)%
DigitalGlobe, Inc.	(41,710)	(1,291,759)
Air Freight and Logistics — (0.2)%
UTi Worldwide, Inc.	(31,634)	(381,822)
Airlines — (0.4)%
Spirit Airlines, Inc.	(8,412)	(635,779)
Biotechnology — (0.1)%
Synageva BioPharma Corp.	(1,666)	(154,588)
Building Products — (0.5)%
Armstrong World Industries, Inc.	(16,744)	(855,953)
Capital Markets — (0.1)%
LPL Financial Holdings, Inc.	(2,590)	(115,384)
State Street Corp.	(1,589)	(124,737)
		(240,121)
Chemicals — (0.4)%
WR Grace & Co.	(6,179)	(589,415)

13

	Shares	Value
Commercial Services and Supplies — (0.7)%
Interface, Inc.	(74,262)	$(1,223,095)
Communications Equipment — (0.8)%
ViaSat, Inc.	(20,892)	(1,316,823)
Construction and Engineering — (0.8)%
Chicago Bridge & Iron Co. NV	(2,207)	(92,650)
Granite Construction, Inc.	(30,482)	(1,158,925)
		(1,251,575)
Diversified Financial Services — (1.1)%
Intercontinental Exchange, Inc.	(3,037)	(665,984)
Leucadia National Corp.	(47,703)	(1,069,501)
		(1,735,485)
Electric Utilities — (0.2)%
ALLETE, Inc.	(5,087)	(280,497)
Electrical Equipment — (0.8)%
Franklin Electric Co., Inc.	(33,751)	(1,266,675)
Electronic Equipment, Instruments and Components — (1.1)%
AVX Corp.	(59,741)	(836,374)
Jabil Circuit, Inc.	(43,814)	(956,460)
		(1,792,834)
Energy Equipment and Services — (1.5)%
Bristow Group, Inc.	(14,942)	(983,034)
Rowan Cos. plc	(60,640)	(1,414,125)
		(2,397,159)
Food and Staples Retailing — (0.5)%
United Natural Foods, Inc.	(10,819)	(836,579)
Food Products — (1.1)%
Darling Ingredients, Inc.	(63,553)	(1,154,123)
Post Holdings, Inc.	(17,270)	(723,440)
		(1,877,563)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(4,905)	(289,052)
Health Care Providers and Services — (1.4)%
Acadia Healthcare Co., Inc.	(8,728)	(534,241)
Brookdale Senior Living, Inc.	(14,721)	(539,819)
Henry Schein, Inc.	(1,188)	(161,746)
MWI Veterinary Supply, Inc.	(734)	(124,714)
Tenet Healthcare Corp.	(18,917)	(958,524)
		(2,319,044)
Hotels, Restaurants and Leisure — (0.4)%
BJ's Restaurants, Inc.	(13,805)	(693,149)
Household Durables — (1.9)%
D.R. Horton, Inc.	(27,576)	(697,397)
Lennar Corp., Class A	(25,560)	(1,145,343)
M.D.C. Holdings, Inc.	(33,589)	(889,101)
Standard Pacific Corp.	(43,961)	(320,476)

14

	Shares	Value
Toll Brothers, Inc.	(3,315)	$(113,605)
		(3,165,922)
Insurance — (0.7)%
CNO Financial Group, Inc.	(23,816)	(410,111)
Old Republic International Corp.	(26,941)	(394,147)
ProAssurance Corp.	(8,634)	(389,825)
		(1,194,083)
Internet Software and Services — (1.0)%
Cornerstone OnDemand, Inc.	(11,995)	(422,224)
Dealertrack Technologies, Inc.	(27,460)	(1,216,753)
		(1,638,977)
IT Services — (1.6)%
Alliance Data Systems Corp.	(1,800)	(514,890)
CoreLogic, Inc.	(12,531)	(395,854)
iGATE Corp.	(13,900)	(548,772)
WEX, Inc.	(12,119)	(1,198,812)
		(2,658,328)
Machinery — (0.4)%
Donaldson Co., Inc.	(16,990)	(656,324)
Media — (0.9)%
Loral Space & Communications, Inc.	(14,507)	(1,141,846)
Tribune Media Co.	(6,463)	(386,293)
		(1,528,139)
Metals and Mining — (0.5)%
Allegheny Technologies, Inc.	(3,178)	(110,499)
AuRico Gold, Inc.	(33,912)	(111,232)
Carpenter Technology Corp.	(7,375)	(363,219)
Hecla Mining Co.	(76,165)	(212,500)
		(797,450)
Multi-Utilities — (0.5)%
Dominion Resources, Inc.	(6,249)	(480,548)
NiSource, Inc.	(7,318)	(310,430)
		(790,978)
Oil, Gas and Consumable Fuels — (2.8)%
Cheniere Energy, Inc.	(4,850)	(341,440)
Cobalt International Energy, Inc.	(81,823)	(727,406)
CONSOL Energy, Inc.	(16,931)	(572,437)
Diamondback Energy, Inc.	(14,379)	(859,577)
GasLog Ltd.	(28,854)	(587,179)
Gulfport Energy Corp.	(21,577)	(900,624)
QEP Resources, Inc.	(10,726)	(216,880)
Teekay Corp.	(5,693)	(289,717)
Williams Cos., Inc. (The)	(2,257)	(101,429)
		(4,596,689)
Paper and Forest Products — (0.8)%
Louisiana-Pacific Corp.	(81,890)	(1,356,098)

15

	Shares	Value
Pharmaceuticals — (0.5)%
Akorn, Inc.	(20,570)	$(744,634)
Professional Services — (0.2)%
Advisory Board Co. (The)	(7,257)	(355,448)
Real Estate Management and Development — (0.9)%
Alexander & Baldwin, Inc.	(11,599)	(455,377)
Howard Hughes Corp. (The)	(3,501)	(456,600)
Kennedy-Wilson Holdings, Inc.	(24,319)	(615,271)
		(1,527,248)
Road and Rail — (0.7)%
Kansas City Southern	(10,124)	(1,235,432)
Semiconductors and Semiconductor Equipment — (0.8)%
SunEdison, Inc.	(66,699)	(1,301,297)
Software — (0.1)%
FireEye, Inc.	(3,290)	(103,898)
Solera Holdings, Inc.	(2,763)	(141,411)
		(245,309)
Specialty Retail — (2.8)%
Cabela's, Inc.	(19,983)	(1,053,304)
CarMax, Inc.	(21,185)	(1,410,497)
Lumber Liquidators Holdings, Inc.	(2,988)	(198,134)
Office Depot, Inc.	(55,509)	(475,990)
Penske Automotive Group, Inc.	(20,754)	(1,018,399)
Restoration Hardware Holdings, Inc.	(4,328)	(415,531)
		(4,571,855)
TOTAL COMMON STOCKS SOLD SHORT — (30.2)% (Proceeds $47,494,610)		(49,793,178)
OTHER ASSETS AND LIABILITIES — 0.6%		1,018,708
TOTAL NET ASSETS — 100.0%		$165,011,094

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $160,388,750.

(2)	Non-income producing.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $177,609,206)	$213,785,564
Deposits with broker for securities sold short	832,259
Receivable for capital shares sold	271,040
Dividends and interest receivable	259,764
215,148,627

Liabilities
Securities sold short, at value (proceeds of $47,494,610)	49,793,178
Payable for capital shares redeemed	126,922
Accrued management fees	181,613
Distribution and service fees payable	801
Dividend expense payable on securities sold short	35,019
50,137,533

Net Assets	$165,011,094

Net Assets Consist of:
Capital (par value and paid-in surplus)	$127,756,070
Distributions in excess of net investment income	(2,911)
Undistributed net realized gain	3,380,145
Net unrealized appreciation	33,877,790
$165,011,094

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$160,116,282	11,393,243	$14.05
Institutional Class, $0.01 Par Value	$3,256,435	231,650	$14.06
A Class, $0.01 Par Value	$801,344	57,025	$14.05*
C Class, $0.01 Par Value	$648,220	46,590	$13.91
R Class, $0.01 Par Value	$188,813	13,450	$14.04
*Maximum offering price $14.91 (net asset value divided by 0.9425).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,566)	$2,060,372
Interest	592
2,060,964

Expenses:
Dividend expense on securities sold short	184,840
Broker fees and charges on securities sold short	135,557
Management fees	1,034,627
Distribution and service fees:
A Class	961
C Class	3,284
R Class	457
Directors' fees and expenses	4,721
1,364,447

Net investment income (loss)	696,517

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,306,470
Securities sold short transactions	(904,270)
10,402,200

Change in net unrealized appreciation (depreciation) on:
Investments	(2,978,979)
Securities sold short	1,336,228
(1,642,751)

Net realized and unrealized gain (loss)	8,759,449

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,455,966

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$696,517	$967,747
Net realized gain (loss)	10,402,200	17,231,018
Change in net unrealized appreciation (depreciation)	(1,642,751)	14,388,597
Net increase (decrease) in net assets resulting from operations	9,455,966	32,587,362

Distributions to Shareholders
From net investment income:
Investor Class	(678,872)	(1,048,352)
Institutional Class	(18,066)	(49,529)
A Class	(2,223)	(3,670)
R Class	(267)	(421)
From net realized gains:
Investor Class	(18,776,429)	(8,566,466)
Institutional Class	(402,248)	(326,217)
A Class	(95,019)	(46,967)
C Class	(78,672)	(61,677)
R Class	(22,123)	(10,354)
Decrease in net assets from distributions	(20,073,919)	(10,113,653)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,319,371	13,863,840

Net increase (decrease) in net assets	8,701,418	36,337,549

Net Assets
Beginning of period	156,309,676	119,972,127
End of period	$165,011,094	$156,309,676

Distributions in excess of net investment income	$(2,911)	—

See Notes to Financial Statements.

19

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$9,455,966
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(81,320,421)
Proceeds from investments sold	77,732,639
Purchases to cover securities sold short	(24,781,307)
Proceeds from securities sold short	27,845,926
(Increase) decrease in short-term investments	1,609,447
(Increase) decrease in deposits with broker for securities sold short	(35,002)
(Increase) decrease in receivable for investments sold	429,404
(Increase) decrease in dividends and interest receivable	(83,754)
Increase (decrease) in payable for investments purchased	(1,211,217)
Increase (decrease) in accrued management fees	17,257
Increase (decrease) in distribution and service fees payable	(42)
Increase (decrease) in dividend expense payable on securities sold short	12,885
Change in net unrealized (appreciation) depreciation on investments	2,978,979
Net realized (gain) loss on investment transactions	(11,306,470)
Change in net unrealized (appreciation) depreciation on securities sold short	(1,336,228)
Net realized (gain) loss on securities sold short transactions	904,270
Net cash from (used in) operating activities	912,332

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	7,500,965
Payments for shares redeemed	(8,373,945)
Distributions paid, net of reinvestments	(42,086)
Net cash from (used in) financing activities	(915,066)

Net Increase (Decrease) In Cash	(2,734)
Cash at beginning of period	2,734
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $20,031,833.

See Notes to Financial Statements.

20

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

21

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security.  Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination

22

and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 91% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 1.29% for the Investor Class, A Class, C Class and R Class and 1.09% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

23

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2014 were $106,101,728 and $105,578,565, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	497,265	$7,583,407	754,248	$10,606,746
Issued in reinvestment of distributions	1,406,356	19,413,215	686,141	9,588,838
Redeemed	(338,475)	(5,170,083)	(525,553)	(7,370,989)
	1,565,146	21,826,539	914,836	12,824,595
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	3,136	48,377	214,905	2,995,143
Issued in reinvestment of distributions	30,399	420,314	26,818	375,746
Redeemed	(198,058)	(3,026,848)	(190,289)	(2,702,023)
	(164,523)	(2,558,157)	51,434	668,866
A Class/Shares Authorized	10,000,000		10,000,000
Sold	5,586	86,093	28,772	402,615
Issued in reinvestment of distributions	7,052	97,242	3,632	50,637
Redeemed	(5,415)	(79,501)	(22,752)	(318,636)
	7,223	103,834	9,652	134,616
C Class/Shares Authorized	10,000,000		10,000,000
Sold	2,248	32,383	32,457	463,111
Issued in reinvestment of distributions	5,781	78,672	4,473	61,677
Redeemed	(12,600)	(188,485)	(20,863)	(303,218)
	(4,571)	(77,430)	16,067	221,570
R Class/Shares Authorized	5,000,000		10,000,000
Sold	212	3,248	241	3,418
Issued in reinvestment of distributions	1,629	22,390	775	10,775
Redeemed	(70)	(1,053)	—	—
	1,771	24,585	1,016	14,193
Net increase (decrease)	1,405,046	$19,319,371	993,005	$13,863,840

24

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$213,007,041	—	—
Temporary Cash Investments	143,474	$635,049	—
	$213,150,515	$635,049	—

Liabilities
Securities Sold Short
Common Stocks	$(49,793,178)	—	—

7. Risk Factors

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

25

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$177,630,106
Gross tax appreciation of investments	$40,591,275
Gross tax depreciation of investments	(4,435,817)
Net tax appreciation (depreciation) of investments	36,155,458
Net tax appreciation (depreciation) on securities sold short	(2,298,568)
Net tax appreciation (depreciation)	$33,856,890

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$15.12	0.07	0.79	0.86	(0.06)	(1.87)	(1.93)	$14.05	6.00%	1.70%(4)	1.30%(4)	0.87%(4)	52%	$160,116
2014	$12.84	0.10	3.25	3.35	(0.11)	(0.96)	(1.07)	$15.12	26.86%	1.77%	1.30%	0.69%	104%	$148,620
2013	$10.79	0.14	2.23	2.37	(0.14)	(0.18)	(0.32)	$12.84	22.33%	1.87%	1.30%	1.15%	107%	$114,444
2012(5)	$10.00	0.03	0.76	0.79	—(6)	—	—(6)	$10.79	7.95%	2.06%(4)	1.31%(4)	0.39%(4)	105%	$84,116
Institutional Class
2014(3)	$15.13	0.08	0.80	0.88	(0.08)	(1.87)	(1.95)	$14.06	6.10%	1.50%(4)	1.10%(4)	1.07%(4)	52%	$3,256
2014	$12.84	0.13	3.26	3.39	(0.14)	(0.96)	(1.10)	$15.13	27.19%	1.57%	1.10%	0.89%	104%	$5,993
2013	$10.80	0.15	2.25	2.40	(0.18)	(0.18)	(0.36)	$12.84	22.45%	1.67%	1.10%	1.35%	107%	$4,427
2012(5)	$10.00	0.06	0.75	0.81	(0.01)	—	(0.01)	$10.80	8.19%	1.86%(4)	1.11%(4)	0.59%(4)	105%	$534
A Class
2014(3)	$15.12	0.05	0.79	0.84	(0.04)	(1.87)	(1.91)	$14.05	5.86%	1.95%(4)	1.55%(4)	0.62%(4)	52%	$801
2014	$12.84	0.06	3.25	3.31	(0.07)	(0.96)	(1.03)	$15.12	26.55%	2.02%	1.55%	0.44%	104%	$753
2013	$10.78	0.10	2.24	2.34	(0.10)	(0.18)	(0.28)	$12.84	22.01%	2.12%	1.55%	0.90%	107%	$515
2012(5)	$10.00	0.04	0.74	0.78	—(6)	—	—(6)	$10.78	7.80%	2.31%(4)	1.56%(4)	0.14%(4)	105%	$231

27

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$15.01	(0.01)	0.78	0.77	—	(1.87)	(1.87)	$13.91	5.44%	2.70%(4)	2.30%(4)	(0.13)%(4)	52%	$648
2014	$12.78	(0.05)	3.24	3.19	—	(0.96)	(0.96)	$15.01	25.66%	2.77%	2.30%	(0.31)%	104%	$768
2013	$10.73	0.01	2.22	2.23	—	(0.18)	(0.18)	$12.78	20.99%	2.87%	2.30%	0.15%	107%	$449
2012(5)	$10.00	—(6)	0.73	0.73	—	—	—	$10.73	7.30%	3.06%(4)	2.31%(4)	(0.61)%(4)	105%	$112
R Class
2014(3)	$15.11	0.03	0.79	0.82	(0.02)	(1.87)	(1.89)	$14.04	5.74%	2.20%(4)	1.80%(4)	0.37%(4)	52%	$189
2014	$12.83	0.03	3.25	3.28	(0.04)	(0.96)	(1.00)	$15.11	26.27%	2.27%	1.80%	0.19%	104%	$176
2013	$10.76	0.08	2.23	2.31	(0.06)	(0.18)	(0.24)	$12.83	21.70%	2.37%	1.80%	0.65%	107%	$137
2012(5)	$10.00	0.03	0.73	0.76	—	—	—	$10.76	7.60%	2.56%(4)	1.81%(4)	(0.11)%(4)	105%	$112

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

(5)	October 31, 2011 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

28

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84545 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Disciplined Growth Fund

35

36

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ADSIX	5.56%	13.08%	17.18%	9.31%	9/30/05
Russell 1000 Growth Index	—	6.34%	13.05%	15.80%	8.95%	—
Institutional Class	ADCIX	5.66%	13.33%	17.42%	9.52%	9/30/05
A Class(2)	ADCVX					9/30/05
No sales charge*		5.38%	12.78%	16.89%	9.03%
With sales charge*		-0.71%	6.30%	15.52%	8.34%
C Class	ADCCX					9/28/07
No sales charge*		4.98%	11.93%	16.00%	6.87%
With sales charge*		3.98%	11.93%	16.00%	6.87%
R Class	ADRRX	5.26%	12.53%	16.58%	8.76%	9/30/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.02%	0.82%	1.27%	2.02%	1.52%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
Apple, Inc.	6.6%
Oracle Corp.	2.3%
International Business Machines Corp.	2.1%
Google, Inc., Class A	2.1%
Gilead Sciences, Inc.	2.1%
Facebook, Inc., Class A	2.0%
Microsoft Corp.	2.0%
QUALCOMM, Inc.	1.9%
Verizon Communications, Inc.	1.8%
3M Co.	1.8%

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	8.8%
Biotechnology	8.0%
Software	6.7%
Internet Software and Services	5.7%
Aerospace and Defense	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.2%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	0.2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,055.60	$5.28	1.02%
Institutional Class	$1,000	$1,056.60	$4.25	0.82%
A Class	$1,000	$1,053.80	$6.57	1.27%
C Class	$1,000	$1,049.80	$10.44	2.02%
R Class	$1,000	$1,052.60	$7.86	1.52%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.19	1.02%
Institutional Class	$1,000	$1,021.07	$4.18	0.82%
A Class	$1,000	$1,018.80	$6.46	1.27%
C Class	$1,000	$1,015.02	$10.26	2.02%
R Class	$1,000	$1,017.54	$7.73	1.52%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.2%
Aerospace and Defense — 4.4%
Astronics Corp.(1)	23,701	$1,310,902
Boeing Co. (The)	42,571	5,533,379
Honeywell International, Inc.	115,378	11,528,570
Lockheed Martin Corp.	55,474	10,682,628
Teledyne Technologies, Inc.(1)	58,567	6,017,173
		35,072,652
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	5,839	649,122
Airlines — 1.2%
Southwest Airlines Co.	224,116	9,484,589
Beverages — 2.4%
Coca-Cola Co. (The)	145,131	6,127,431
Dr Pepper Snapple Group, Inc.	112,424	8,058,552
PepsiCo, Inc.	49,251	4,657,175
		18,843,158
Biotechnology — 8.0%
Amgen, Inc.	88,943	14,167,731
Biogen Idec, Inc.(1)	36,601	12,424,209
Celgene Corp.(1)	121,365	13,575,889
Gilead Sciences, Inc.(1)	177,076	16,691,184
Ophthotech Corp.(1)	33,212	1,490,222
Regeneron Pharmaceuticals, Inc.(1)	13,267	5,442,787
		63,792,022
Capital Markets — 0.9%
Franklin Resources, Inc.	129,005	7,143,007
Chemicals — 1.0%
Albemarle Corp.	97,432	5,858,586
Cabot Corp.	42,129	1,847,778
		7,706,364
Commercial Services and Supplies — 0.8%
Cintas Corp.	85,285	6,689,755
Communications Equipment — 2.0%
ARRIS Group, Inc.(1)	17,801	537,412
QUALCOMM, Inc.	206,157	15,323,650
		15,861,062
Consumer Finance — 0.3%
Credit Acceptance Corp.(1)	17,236	2,351,163
Containers and Packaging — 0.9%
Ball Corp.	102,582	6,993,015

7

	Shares	Value
Diversified Consumer Services — 1.4%
H&R Block, Inc.	210,834	$7,100,889
LifeLock, Inc.(1)	68,834	1,274,117
Strayer Education, Inc.(1)	31,625	2,349,105
		10,724,111
Diversified Financial Services — 0.9%
Moody's Corp.	77,136	7,390,400
Diversified Telecommunication Services — 1.8%
CenturyLink, Inc.	3,928	155,470
Verizon Communications, Inc.	308,052	14,410,673
		14,566,143
Electrical Equipment — 1.3%
Emerson Electric Co.	60,890	3,758,740
Rockwell Automation, Inc.	61,410	6,828,792
		10,587,532
Energy Equipment and Services — 1.1%
Halliburton Co.	16,557	651,187
National Oilwell Varco, Inc.	5,749	376,732
Schlumberger Ltd.	93,510	7,986,689
		9,014,608
Food and Staples Retailing — 0.7%
Andersons, Inc. (The)	35,173	1,869,093
Wal-Mart Stores, Inc.	47,270	4,059,548
		5,928,641
Food Products — 3.1%
Archer-Daniels-Midland Co.	134,153	6,975,956
Cal-Maine Foods, Inc.	57,733	2,253,319
Campbell Soup Co.	91,242	4,014,648
Pilgrim's Pride Corp.(1)	186,661	6,120,614
Sanderson Farms, Inc.	63,464	5,332,563
		24,697,100
Health Care Equipment and Supplies — 3.3%
Becton Dickinson and Co.	19,621	2,730,458
C.R. Bard, Inc.	40,660	6,774,769
Globus Medical, Inc.(1)	109,085	2,592,951
St. Jude Medical, Inc.	101,808	6,620,574
Stryker Corp.	76,696	7,234,734
		25,953,486
Health Care Providers and Services — 0.8%
Aetna, Inc.	74,948	6,657,631
Hotels, Restaurants and Leisure — 3.1%
Bravo Brio Restaurant Group, Inc.(1)	12,852	178,771
Chipotle Mexican Grill, Inc.(1)	11,089	7,590,531
DineEquity, Inc.	33,930	3,516,505
Las Vegas Sands Corp.	129,754	7,546,493
McDonald's Corp.	10,593	992,564
8

	Shares	Value
SeaWorld Entertainment, Inc.	37,442	$670,212
Wyndham Worldwide Corp.	49,531	4,247,779
		24,742,855
Household Durables — 0.9%
Harman International Industries, Inc.	66,451	7,090,986
Household Products — 1.9%
Kimberly-Clark Corp.	76,570	8,846,898
Spectrum Brands Holdings, Inc.	62,690	5,998,179
		14,845,077
Industrial Conglomerates — 1.8%
3M Co.	86,708	14,247,859
Insurance — 0.7%
Amtrust Financial Services, Inc.	82,176	4,622,400
Federated National Holding Co.	36,416	879,811
		5,502,211
Internet and Catalog Retail — 2.8%
Amazon.com, Inc.(1)	12,909	4,006,308
Expedia, Inc.	73,999	6,316,554
FTD Cos., Inc.(1)	19,563	681,184
Orbitz Worldwide, Inc.(1)	140,473	1,156,093
Priceline Group, Inc. (The)(1)	8,871	10,114,803
		22,274,942
Internet Software and Services — 5.7%
eBay, Inc.(1)	139,703	7,840,132
Facebook, Inc., Class A(1)	208,498	16,267,014
Google, Inc., Class A(1)	31,539	16,736,486
LogMeIn, Inc.(1)	20,640	1,018,378
VeriSign, Inc.(1)	58,899	3,357,243
		45,219,253
IT Services — 3.4%
EVERTEC, Inc.	74,437	1,647,291
International Business Machines Corp.	106,445	17,078,036
Syntel, Inc.(1)	19,825	891,728
Teradata Corp.(1)	72,329	3,159,331
Total System Services, Inc.	55,911	1,898,738
Visa, Inc., Class A	9,542	2,501,912
		27,177,036
Machinery — 3.0%
Caterpillar, Inc.	71,296	6,525,723
Cummins, Inc.	26,876	3,874,713
Parker-Hannifin Corp.	56,814	7,326,165
Stanley Black & Decker, Inc.	63,196	6,071,872
		23,798,473
Marine — 0.3%
Kirby Corp.(1)	24,710	1,995,085

9

	Shares	Value
Media — 2.8%
Cablevision Systems Corp., Class A	327,423	$6,758,011
Comcast Corp., Class A	70,567	4,093,592
Omnicom Group, Inc.	94,353	7,309,527
Viacom, Inc., Class B	6,305	474,451
Walt Disney Co. (The)	39,987	3,766,375
		22,401,956
Metals and Mining — 0.3%
Materion Corp.	59,648	2,101,399
Multiline Retail — 1.8%
Dillard's, Inc., Class A	49,073	6,142,958
Macy's, Inc.	120,007	7,890,460
		14,033,418
Oil, Gas and Consumable Fuels — 2.7%
EOG Resources, Inc.	105,365	9,700,956
Kosmos Energy Ltd.(1)	627,409	5,263,961
Southwestern Energy Co.(1)	5,508	150,313
Valero Energy Corp.	128,890	6,380,055
		21,495,285
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	23,070	1,757,934
Pharmaceuticals — 4.4%
AbbVie, Inc.	205,648	13,457,605
Johnson & Johnson	92,815	9,705,665
Merck & Co., Inc.	132,610	7,530,922
Mylan, Inc.(1)	68,898	3,883,780
		34,577,972
Professional Services — 0.4%
IHS, Inc., Class A(1)	30,074	3,424,827
Real Estate Investment Trusts (REITs) — 2.3%
Crown Castle International Corp.	99,484	7,829,391
DuPont Fabros Technology, Inc.	173,312	5,760,891
Rayonier, Inc.	180,474	5,042,443
		18,632,725
Road and Rail — 0.2%
Union Pacific Corp.	12,376	1,474,353
Semiconductors and Semiconductor Equipment — 3.6%
Intel Corp.	190,692	6,920,213
Lam Research Corp.	84,074	6,670,431
MaxLinear, Inc., Class A(1)	136,758	1,013,377
Micron Technology, Inc.(1)	79,146	2,770,901
Texas Instruments, Inc.	204,875	10,953,642
		28,328,564
Software — 6.7%
Cadence Design Systems, Inc.(1)	254,180	4,821,795
Electronic Arts, Inc.(1)	82,083	3,859,132

10

	Shares	Value
Informatica Corp.(1)	15,837	$603,944
Intuit, Inc.	91,116	8,399,984
Microsoft Corp.	340,967	15,837,917
Oracle Corp.	407,494	18,325,005
PTC, Inc.(1)	44,048	1,614,359
		53,462,136
Specialty Retail — 2.9%
AutoZone, Inc.(1)	6,625	4,101,604
Bed Bath & Beyond, Inc.(1)	64,493	4,912,432
Foot Locker, Inc.	107,942	6,064,181
Home Depot, Inc. (The)	37,984	3,987,180
Lowe's Cos., Inc.	56,371	3,878,325
		22,943,722
Technology Hardware, Storage and Peripherals — 8.8%
Apple, Inc.	477,540	52,710,865
EMC Corp.	213,087	6,337,208
NetApp, Inc.	84,202	3,490,173
SanDisk Corp.	78,696	7,710,634
		70,248,880
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	18,652	1,698,078
Thrifts and Mortgage Finance — 0.7%
Nationstar Mortgage Holdings, Inc.(1)	200,965	5,665,203
Tobacco — 0.2%
Lorillard, Inc.	23,978	1,509,175
TOTAL COMMON STOCKS (Cost $710,650,635)		780,754,965
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $2,088,002), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $2,045,066)		2,045,061
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 11/15/22, valued at $8,347,894), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $8,183,000)		8,183,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,254,824	2,254,824
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,482,885)		12,482,885
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $723,133,520)		793,237,850
OTHER ASSETS AND LIABILITIES — 0.2%		1,957,348
TOTAL NET ASSETS — 100.0%		$795,195,198

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $723,133,520)	$793,237,850
Cash	37,527
Receivable for investments sold	5,841,531
Receivable for capital shares sold	4,171,674
Dividends and interest receivable	757,993
804,046,575

Liabilities
Payable for investments purchased	7,806,185
Payable for capital shares redeemed	339,674
Accrued management fees	643,786
Distribution and service fees payable	61,732
8,851,377

Net Assets	$795,195,198

Net Assets Consist of:
Capital (par value and paid-in surplus)	$722,654,885
Distributions in excess of net investment income	(18,925)
Undistributed net realized gain	2,454,908
Net unrealized appreciation	70,104,330
$795,195,198

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$449,923,189	23,657,483	$19.02
Institutional Class, $0.01 Par Value	$164,656,719	8,635,938	$19.07
A Class, $0.01 Par Value	$135,891,072	7,166,235	$18.96*
C Class, $0.01 Par Value	$37,238,633	2,033,354	$18.31
R Class, $0.01 Par Value	$7,485,585	398,709	$18.77
*Maximum offering price $20.12 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$4,546,625
Interest	2,003
4,548,628

Expenses:
Management fees	2,807,895
Distribution and service fees:
A Class	135,195
C Class	150,216
R Class	16,930
Directors' fees and expenses	15,356
3,125,592

Net investment income (loss)	1,423,036

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	19,315,241
Change in net unrealized appreciation (depreciation) on investments	10,965,129

Net realized and unrealized gain (loss)	30,280,370

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,703,406

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$1,423,036	$1,611,515
Net realized gain (loss)	19,315,241	21,798,137
Change in net unrealized appreciation (depreciation)	10,965,129	41,666,448
Net increase (decrease) in net assets resulting from operations	31,703,406	65,076,100

Distributions to Shareholders
From net investment income:
Investor Class	(927,856)	(1,118,387)
Institutional Class	(456,174)	(161,505)
A Class	(81,088)	(263,244)
R Class	—	(6,853)
From net realized gains:
Investor Class	(18,348,244)	(8,175,308)
Institutional Class	(5,613,156)	(783,055)
A Class	(5,223,045)	(3,202,886)
C Class	(1,471,637)	(806,884)
R Class	(294,749)	(355,074)
Decrease in net assets from distributions	(32,415,949)	(14,873,196)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	416,437,035	142,933,604

Net increase (decrease) in net assets	415,724,492	193,136,508

Net Assets
Beginning of period	379,470,706	186,334,198
End of period	$795,195,198	$379,470,706

Undistributed (distributions in excess of) net investment income	$(18,925)	$23,157

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

15

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880% to 0.8700%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 1.01% for the Investor Class, A Class, C Class and R Class and 0.81% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $696,348,816 and $317,220,690, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		50,000,000
Sold	13,687,744	$260,829,125	6,893,130	$119,853,193
Issued in reinvestment of distributions	1,011,699	18,912,612	525,527	9,094,991
Redeemed	(3,068,899)	(58,004,906)	(2,418,185)	(42,063,379)
	11,630,544	221,736,831	5,000,472	86,884,805
Institutional Class/Shares Authorized	50,000,000		10,000,000
Sold	7,406,572	144,778,085	1,308,290	22,677,090
Issued in reinvestment of distributions	225,211	4,226,579	54,256	944,560
Redeemed	(391,674)	(7,498,663)	(615,721)	(10,652,473)
	7,240,109	141,506,001	746,825	12,969,177
A Class/Shares Authorized	35,000,000		35,000,000
Sold	3,132,417	59,817,692	3,522,429	61,683,117
Issued in reinvestment of distributions	256,806	4,776,079	195,823	3,368,533
Redeemed	(1,312,156)	(24,776,584)	(1,972,503)	(34,230,449)
	2,077,067	39,817,187	1,745,749	30,821,201
C Class/Shares Authorized	10,000,000		10,000,000
Sold	713,590	13,222,893	773,894	13,114,904
Issued in reinvestment of distributions	74,840	1,343,387	42,877	713,903
Redeemed	(108,606)	(1,992,755)	(95,810)	(1,637,289)
	679,824	12,573,525	720,961	12,191,518
R Class/Shares Authorized	5,000,000		10,000,000
Sold	126,820	2,398,790	170,076	2,913,012
Issued in reinvestment of distributions	16,019	294,749	21,306	361,927
Redeemed	(99,553)	(1,890,048)	(184,695)	(3,208,036)
	43,286	803,491	6,687	66,903
Net increase (decrease)	21,670,830	$416,437,035	8,220,694	$142,933,604

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$780,754,965	—	—
Temporary Cash Investments	2,254,824	$10,228,061	—
	$783,009,789	$10,228,061	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$724,900,379
Gross tax appreciation of investments	$79,053,010
Gross tax depreciation of investments	(10,715,539)
Net tax appreciation (depreciation) of investments	$68,337,471

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$18.82	0.06	0.97	1.03	(0.04)	(0.79)	(0.83)	$19.02	5.56%	1.02%(4)	0.58%(4)	57%	$449,923
2014	$15.56	0.12	4.15	4.27	(0.11)	(0.90)	(1.01)	$18.82	28.05%	1.02%	0.70%	102%	$226,370
2013	$13.38	0.16	2.19	2.35	(0.17)	—	(0.17)	$15.56	17.70%	1.03%	1.07%	94%	$109,366
2012	$12.85	0.09	0.50	0.59	(0.06)	—	(0.06)	$13.38	4.68%	1.04%	0.73%	94%	$57,780
2011	$9.27	0.04	3.57	3.61	(0.03)	—	(0.03)	$12.85	39.00%	1.04%	0.37%	117%	$31,450
2010	$8.01	0.04	1.27	1.31	(0.05)	—	(0.05)	$9.27	16.35%	1.05%	0.46%	84%	$12,787
Institutional Class
2014(3)	$18.87	0.08	0.97	1.05	(0.06)	(0.79)	(0.85)	$19.07	5.66%	0.82%(4)	0.78%(4)	57%	$164,657
2014	$15.60	0.16	4.15	4.31	(0.14)	(0.90)	(1.04)	$18.87	28.30%	0.82%	0.90%	102%	$26,334
2013	$13.42	0.19	2.20	2.39	(0.21)	—	(0.21)	$15.60	17.99%	0.83%	1.27%	94%	$10,124
2012	$12.89	0.10	0.52	0.62	(0.09)	—	(0.09)	$13.42	4.87%	0.84%	0.93%	94%	$878
2011	$9.30	0.06	3.59	3.65	(0.06)	—	(0.06)	$12.89	39.26%	0.84%	0.57%	117%	$3,097
2010	$8.03	0.06	1.28	1.34	(0.07)	—	(0.07)	$9.30	16.67%	0.85%	0.66%	84%	$2,152

20

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$18.77	0.03	0.96	0.99	(0.01)	(0.79)	(0.80)	$18.96	5.38%	1.27%(4)	0.33%(4)	57%	$135,891
2014	$15.52	0.08	4.13	4.21	(0.06)	(0.90)	(0.96)	$18.77	27.75%	1.27%	0.45%	102%	$95,509
2013	$13.33	0.12	2.19	2.31	(0.12)	—	(0.12)	$15.52	17.42%	1.28%	0.82%	94%	$51,897
2012	$12.80	0.07	0.49	0.56	(0.03)	—	(0.03)	$13.33	4.44%	1.29%	0.48%	94%	$15,726
2011	$9.23	0.02	3.55	3.57	—(5)	—	—(5)	$12.80	38.71%	1.29%	0.12%	117%	$3,026
2010	$7.98	0.02	1.26	1.28	(0.03)	—	(0.03)	$9.23	16.00%	1.30%	0.21%	84%	$661
C Class
2014(3)	$18.21	(0.04)	0.93	0.89	—	(0.79)	(0.79)	$18.31	4.98%	2.02%(4)	(0.42)%(4)	57%	$37,239
2014	$15.14	(0.05)	4.02	3.97	—	(0.90)	(0.90)	$18.21	26.80%	2.02%	(0.30)%	102%	$24,646
2013	$12.99	0.01	2.14	2.15	—	—	—	$15.14	16.55%	2.03%	0.07%	94%	$9,580
2012	$12.53	(0.03)	0.49	0.46	—	—	—	$12.99	3.67%	2.04%	(0.27)%	94%	$3,389
2011	$9.11	(0.07)	3.49	3.42	—	—	—	$12.53	37.54%	2.04%	(0.63)%	117%	$167
2010	$7.91	(0.05)	1.25	1.20	—	—	—	$9.11	15.17%	2.05%	(0.54)%	84%	$41

21

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$18.60	0.01	0.95	0.96	—	(0.79)	(0.79)	$18.77	5.26%	1.52%(4)	0.08%(4)	57%	$7,486
2014	$15.39	0.03	4.10	4.13	(0.02)	(0.90)	(0.92)	$18.60	27.41%	1.52%	0.20%	102%	$6,611
2013	$13.20	0.09	2.17	2.26	(0.07)	—	(0.07)	$15.39	17.16%	1.53%	0.57%	94%	$5,368
2012	$12.68	0.02	0.50	0.52	—(5)	—	—(5)	$13.20	4.13%	1.54%	0.23%	94%	$897
2011	$9.17	(0.01)	3.52	3.51	—	—	—	$12.68	38.28%	1.54%	(0.13)%	117%	$493
2010	$7.92	—(5)	1.25	1.25	—(5)	—	—(5)	$9.17	15.82%	1.55%	(0.04)%	84%	$264

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84539 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Disciplined Growth Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACDJX	6.58%	14.67%	19.71%	10/31/11
Russell 1000 Growth Index	—	6.34%	13.05%	18.95%	—
Institutional Class	ACDKX	6.72%	14.89%	19.95%	10/31/11
A Class	ACDQX				10/31/11
No sales charge*		6.46%	14.41%	19.41%
With sales charge*		0.36%	7.81%	17.20%
C Class	ACDHX				10/31/11
No sales charge*		6.06%	13.50%	18.52%
With sales charge*		5.06%	13.50%	18.52%
R Class	ACDWX	6.36%	14.18%	19.13%	10/31/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.81%	1.61%	2.06%	2.81%	2.31%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Long Holdings	% of net assets
Apple, Inc.	6.16%
Microsoft Corp.	2.22%
International Business Machines Corp.	2.12%
Oracle Corp.	2.11%
Facebook, Inc., Class A	1.98%
QUALCOMM, Inc.	1.88%
Google, Inc., Class A	1.82%
3M Co.	1.71%
Verizon Communications, Inc.	1.69%
AbbVie, Inc.	1.65%

Top Five Short Holdings	% of net assets
W&T Offshore, Inc.	(0.94)%
AEP Industries, Inc.	(0.88)%
Shiloh Industries, Inc.	(0.80)%
William Lyon Homes, Class A	(0.79)%
Silicon Graphics International Corp.	(0.76)%

Types of Investments in Portfolio	% of net assets
Common Stocks	126.6%
Common Stocks Sold Short	(29.4)%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	0.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,065.80	$9.22	1.77%
Institutional Class	$1,000	$1,067.20	$8.18	1.57%
A Class	$1,000	$1,064.60	$10.51	2.02%
C Class	$1,000	$1,060.60	$14.39	2.77%
R Class	$1,000	$1,063.60	$11.81	2.27%
Hypothetical
Investor Class	$1,000	$1,016.28	$9.00	1.77%
Institutional Class	$1,000	$1,017.29	$7.98	1.57%
A Class	$1,000	$1,015.02	$10.26	2.02%
C Class	$1,000	$1,011.24	$14.04	2.77%
R Class	$1,000	$1,013.76	$11.52	2.27%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 126.6%
Aerospace and Defense — 5.7%
Astronics Corp.(1)	808	$44,691
Boeing Co. (The)(2)	2,396	311,432
Ducommun, Inc.(1)	575	14,536
Honeywell International, Inc.(2)	3,750	374,700
Lockheed Martin Corp.(2)	1,668	321,207
Moog, Inc., Class A(1)	1,143	84,616
Teledyne Technologies, Inc.(1)	1,695	174,144
United Technologies Corp.(2)	1,580	181,700
		1,507,026
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B(2)	1,966	218,560
Airlines — 1.0%
Delta Air Lines, Inc.(2)	419	20,611
Southwest Airlines Co.(2)	6,114	258,744
		279,355
Auto Components — 1.0%
Gentex Corp.(2)	3,487	125,985
Tenneco, Inc.(1)	283	16,021
Tower International, Inc.(1)(2)	4,429	113,161
		255,167
Automobiles — 0.8%
Harley-Davidson, Inc.(2)	3,060	201,685
Beverages — 2.1%
Coca-Cola Co. (The)(2)	3,964	167,360
Dr Pepper Snapple Group, Inc.(2)	3,115	223,283
Monster Beverage Corp.(1)	143	15,494
PepsiCo, Inc.(2)	1,580	149,405
		555,542
Biotechnology — 8.2%
Alexion Pharmaceuticals, Inc.(1)	639	118,234
Amgen, Inc.(2)	2,121	337,854
Anacor Pharmaceuticals, Inc.(1)(2)	1,975	63,694
Arena Pharmaceuticals, Inc.(1)(2)	11,539	40,040
Biogen Idec, Inc.(1)(2)	757	256,964
Celgene Corp.(1)(2)	2,488	278,308
Emergent Biosolutions, Inc.(1)(2)	1,451	39,511
Epizyme, Inc.(1)(2)	3,562	67,215
Gilead Sciences, Inc.(1)(2)	4,306	405,884
Hyperion Therapeutics, Inc.(1)(2)	2,818	67,632
Infinity Pharmaceuticals, Inc.(1)(2)	3,687	62,273
Ligand Pharmaceuticals, Inc., Class B(1)	463	24,636

7

	Shares	Value
NPS Pharmaceuticals, Inc.(1)(2)	1,582	$56,588
OncoMed Pharmaceuticals, Inc.(1)	766	16,668
Ophthotech Corp.(1)	1,472	66,049
Pharmacyclics, Inc.(1)	243	29,709
Regeneron Pharmaceuticals, Inc.(1)	346	141,946
Seattle Genetics, Inc.(1)	670	21,527
United Therapeutics Corp.(1)(2)	439	56,846
Vertex Pharmaceuticals, Inc.(1)	142	16,870
		2,168,448
Building Products — 0.9%
American Woodmark Corp.(1)	926	37,447
Norcraft Cos., Inc.(1)(2)	2,184	42,151
Quanex Building Products Corp.(2)	8,638	162,222
		241,820
Capital Markets — 2.0%
Affiliated Managers Group, Inc.(1)	344	73,011
Diamond Hill Investment Group, Inc.	1,264	174,483
Franklin Resources, Inc.(2)	4,279	236,928
SEI Investments Co.(2)	462	18,498
Waddell & Reed Financial, Inc., Class A	651	32,433
		535,353
Chemicals — 3.4%
Albemarle Corp.	944	56,763
Cabot Corp.(2)	3,013	132,150
Chase Corp.(2)	5,099	183,513
Dow Chemical Co. (The)(2)	3,082	140,570
Eastman Chemical Co.(2)	1,779	134,955
Innophos Holdings, Inc.	834	48,747
LyondellBasell Industries NV, Class A(2)	242	19,213
PPG Industries, Inc.(2)	854	197,402
		913,313
Commercial Services and Supplies — 1.2%
Cintas Corp.(2)	2,346	184,020
Deluxe Corp.(2)	878	54,655
Performant Financial Corp.(1)(2)	6,198	41,217
Pitney Bowes, Inc.(2)	1,786	43,525
		323,417
Communications Equipment — 2.7%
ARRIS Group, Inc.(1)(2)	3,783	114,209
Harris Corp.(2)	643	46,180
Juniper Networks, Inc.(2)	3,026	67,540
QUALCOMM, Inc.(2)	6,726	499,944
		727,873
Construction Materials — 0.2%
United States Lime & Minerals, Inc.	876	63,825
Consumer Finance — 0.3%
American Express Co.(2)	156	14,514

8

	Shares	Value
World Acceptance Corp.(1)	730	$57,999
		72,513
Containers and Packaging — 0.6%
Ball Corp.(2)	2,163	147,452
Diversified Consumer Services — 2.0%
Capella Education Co.(2)	882	67,879
H&R Block, Inc.(2)	6,490	218,583
K12, Inc.(1)(2)	5,491	65,178
Strayer Education, Inc.(1)(2)	2,386	177,232
		528,872
Diversified Financial Services — 0.7%
Moody's Corp.(2)	1,811	173,512
Diversified Telecommunication Services — 2.4%
IDT Corp., Class B(2)	5,310	107,846
Inteliquent, Inc.(2)	3,661	71,865
Verizon Communications, Inc.(2)	9,605	449,322
		629,033
Electrical Equipment — 2.0%
Emerson Electric Co.(2)	2,693	166,239
Enphase Energy, Inc.(1)(2)	11,946	170,708
Rockwell Automation, Inc.(2)	1,243	138,222
Thermon Group Holdings, Inc.(1)(2)	2,411	58,322
		533,491
Electronic Equipment, Instruments and Components — 1.1%
Coherent, Inc.(1)	266	16,152
Corning, Inc.(2)	5,767	132,237
OSI Systems, Inc.(1)(2)	1,589	112,454
Zebra Technologies Corp., Class A(1)	272	21,055
		281,898
Energy Equipment and Services — 2.5%
Baker Hughes, Inc.(2)	1,812	101,599
Halliburton Co.	1,247	49,044
Schlumberger Ltd.(2)	4,608	393,569
Superior Energy Services, Inc.(2)	5,938	119,651
		663,863
Food and Staples Retailing — 1.8%
Andersons, Inc. (The)(2)	3,058	162,502
Rite Aid Corp.(1)(2)	34,137	256,711
Wal-Mart Stores, Inc.(2)	673	57,797
		477,010
Food Products — 3.1%
Archer-Daniels-Midland Co.(2)	3,908	203,216
Cal-Maine Foods, Inc.	867	33,839
Ingredion, Inc.(2)	2,102	178,334
Kellogg Co.(2)	1,355	88,671
Keurig Green Mountain, Inc.(2)	251	33,231

9

	Shares	Value
Pilgrim's Pride Corp.(1)(2)	4,278	$140,276
Sanderson Farms, Inc.(2)	1,768	148,556
		826,123
Health Care Equipment and Supplies — 4.4%
Align Technology, Inc.(1)	359	20,071
Becton Dickinson and Co.(2)	1,743	242,556
Boston Scientific Corp.(1)(2)	7,142	94,631
C.R. Bard, Inc.	703	117,134
DexCom, Inc.(1)	637	35,067
HeartWare International, Inc.(1)	1,080	79,304
Hologic, Inc.(1)(2)	4,412	117,977
St. Jude Medical, Inc.(2)	3,095	201,268
Stryker Corp.(2)	1,757	165,738
Thoratec Corp.(1)(2)	1,917	62,226
Zimmer Holdings, Inc.(2)	340	38,563
		1,174,535
Health Care Providers and Services — 1.2%
Aetna, Inc.(2)	2,427	215,591
Alliance HealthCare Services, Inc.(1)(2)	4,375	91,831
Express Scripts Holding Co.(1)(2)	152	12,870
		320,292
Health Care Technology — 1.0%
MedAssets, Inc.(1)(2)	3,322	65,643
Merge Healthcare, Inc.(1)(2)	55,235	196,636
		262,279
Hotels, Restaurants and Leisure — 4.0%
Bravo Brio Restaurant Group, Inc.(1)	1,943	27,027
Brinker International, Inc.	315	18,487
Chipotle Mexican Grill, Inc.(1)	334	228,626
Denny's Corp.(1)(2)	4,102	42,292
Famous Dave's of America, Inc.(1)(2)	7,182	188,671
Las Vegas Sands Corp.(2)	4,305	250,379
McDonald's Corp.(2)	360	33,732
Pinnacle Entertainment, Inc.(1)	1,545	34,376
Ruth's Hospitality Group, Inc.(2)	3,767	56,505
SeaWorld Entertainment, Inc.	1,498	26,814
Wyndham Worldwide Corp.	1,165	99,911
Yum! Brands, Inc.	882	64,254
		1,071,074
Household Durables — 0.6%
Harman International Industries, Inc.	1,089	116,207
Libbey, Inc.(1)	545	17,135
Universal Electronics, Inc.(1)	389	25,297
		158,639
Household Products — 2.2%
Central Garden and Pet Co.(1)(2)	14,719	140,566
Kimberly-Clark Corp.(2)	2,113	244,136

10

	Shares	Value
Spectrum Brands Holdings, Inc.(2)	2,072	$198,249
		582,951
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.(1)(2)	6,634	146,810
Industrial Conglomerates — 1.8%
3M Co.(2)	2,769	455,002
Danaher Corp.(2)	383	32,827
		487,829
Insurance — 0.8%
Amtrust Financial Services, Inc.(2)	1,680	94,500
Federated National Holding Co.(2)	4,980	120,317
		214,817
Internet and Catalog Retail — 2.6%
Amazon.com, Inc.(1)(2)	334	103,657
Expedia, Inc.(2)	1,938	165,428
Nutrisystem, Inc.	797	15,581
Orbitz Worldwide, Inc.(1)(2)	22,151	182,303
Priceline Group, Inc. (The)(1)	157	179,013
RetailMeNot, Inc.(1)(2)	3,871	56,594
		702,576
Internet Software and Services — 6.2%
Cimpress NV(1)	912	68,254
eBay, Inc.(1)(2)	6,400	359,168
Facebook, Inc., Class A(1)(2)	6,722	524,450
Google, Inc., Class A(1)(2)	910	482,901
LogMeIn, Inc.(1)	569	28,074
VeriSign, Inc.(1)(2)	2,385	135,945
Web.com Group, Inc.(1)(2)	1,382	26,244
XO Group, Inc.(1)(2)	908	16,535
		1,641,571
IT Services — 4.2%
CSG Systems International, Inc.(2)	3,129	78,444
EVERTEC, Inc.	708	15,668
International Business Machines Corp.(2)	3,502	561,861
Jack Henry & Associates, Inc.(2)	1,987	123,472
Syntel, Inc.(1)	1,148	51,637
Teradata Corp.(1)(2)	3,274	143,008
Total System Services, Inc.(2)	2,426	82,387
Visa, Inc., Class A(2)	254	66,599
		1,123,076
Life Sciences Tools and Services — 0.5%
Charles River Laboratories International, Inc.(1)	786	50,021
Luminex Corp.(1)(2)	2,854	53,541
PAREXEL International Corp.(1)	592	32,892
		136,454

11

	Shares	Value
Machinery — 4.1%
Altra Industrial Motion Corp.(2)	1,268	$35,999
Blount International, Inc.(1)(2)	7,528	132,267
Caterpillar, Inc.(2)	2,403	219,947
Dover Corp.(2)	1,306	93,666
Parker-Hannifin Corp.	1,492	192,393
Snap-On, Inc.(2)	1,169	159,849
Stanley Black & Decker, Inc.(2)	2,055	197,444
Wabash National Corp.(1)(2)	5,569	68,833
		1,100,398
Marine — 0.6%
Matson, Inc.(2)	4,725	163,107
Media — 3.0%
Cablevision Systems Corp., Class A(2)	10,041	207,246
Cinedigm Corp.(1)(2)	40,600	65,772
Comcast Corp., Class A(2)	3,302	191,549
Omnicom Group, Inc.	602	46,637
Saga Communications, Inc., Class A	914	39,741
Viacom, Inc., Class B(2)	1,506	113,326
Walt Disney Co. (The)	1,361	128,193
		792,464
Metals and Mining — 0.4%
Materion Corp.(2)	3,239	114,110
Multiline Retail — 1.3%
Big Lots, Inc.	3,422	136,948
Macy's, Inc.(2)	3,260	214,345
		351,293
Oil, Gas and Consumable Fuels — 3.5%
Anadarko Petroleum Corp.	1,328	109,560
Chesapeake Energy Corp.	1,821	35,637
Clayton Williams Energy, Inc.(1)	990	63,162
EOG Resources, Inc.(2)	3,509	323,074
Kosmos Energy Ltd.(1)(2)	26,460	221,999
REX American Resources Corp.(1)	895	55,463
Valero Energy Corp.(2)	2,566	127,017
		935,912
Personal Products — 1.0%
Avon Products, Inc.(2)	19,069	179,058
Medifast, Inc.(1)(2)	2,218	74,414
		253,472
Pharmaceuticals — 4.6%
AbbVie, Inc.(2)	6,683	437,336
Actavis plc(1)	50	12,870
Johnson & Johnson(2)	2,869	300,011
Lannett Co., Inc.(1)	412	17,667
Merck & Co., Inc.(2)	4,383	248,911

12

	Shares	Value
Mylan, Inc.(1)(2)	3,546	$199,888
		1,216,683
Professional Services — 1.1%
Huron Consulting Group, Inc.(1)	960	65,654
RPX Corp.(1)(2)	9,843	135,637
TrueBlue, Inc.(1)(2)	4,508	100,303
		301,594
Real Estate Investment Trusts (REITs) — 2.0%
Crown Castle International Corp.	1,306	102,782
DuPont Fabros Technology, Inc.(2)	5,501	182,853
Potlatch Corp.	1,549	64,857
Rayonier, Inc.(2)	3,112	86,949
Ryman Hospitality Properties, Inc.	917	48,363
Saul Centers, Inc.	902	51,585
		537,389
Road and Rail — 1.2%
ArcBest Corp.(2)	3,203	148,523
Quality Distribution, Inc.(1)(2)	14,162	150,684
Union Pacific Corp.(2)	140	16,678
		315,885
Semiconductors and Semiconductor Equipment — 4.0%
Applied Micro Circuits Corp.(1)(2)	2,651	17,285
Freescale Semiconductor Ltd.(1)	1,321	33,329
Intel Corp.(2)	6,120	222,095
Lam Research Corp.	860	68,232
MaxLinear, Inc., Class A(1)(2)	13,248	98,168
Micron Technology, Inc.(1)(2)	3,312	115,953
Microsemi Corp.(1)	735	20,859
ON Semiconductor Corp.(1)(2)	4,070	41,229
Semtech Corp.(1)(2)	2,143	59,082
Skyworks Solutions, Inc.(2)	484	35,192
Texas Instruments, Inc.(2)	6,126	327,527
Xilinx, Inc.	618	26,753
		1,065,704
Software — 8.9%
Aspen Technology, Inc.(1)(2)	3,042	106,531
Cadence Design Systems, Inc.(1)(2)	10,708	203,131
Electronic Arts, Inc.(1)	1,179	55,431
EnerNOC, Inc.(1)	1,844	28,490
Gigamon, Inc.(1)(2)	8,183	145,084
Glu Mobile, Inc.(1)(2)	5,603	21,852
Informatica Corp.(1)(2)	1,616	61,626
Intuit, Inc.(2)	2,457	226,511
Microsoft Corp.(2)	12,694	589,636
MicroStrategy, Inc., Class A(1)	1,182	191,957
NetScout Systems, Inc.(1)	440	16,077
Oracle Corp.(2)	12,466	560,596

13

	Shares	Value
PTC, Inc.(1)	681	$24,959
Take-Two Interactive Software, Inc.(1)(2)	2,733	76,606
Verint Systems, Inc.(1)	318	18,533
VMware, Inc., Class A(1)(2)	446	36,804
		2,363,824
Specialty Retail — 4.5%
AutoZone, Inc.(1)	214	132,490
Best Buy Co., Inc.(2)	3,372	131,441
Build-A-Bear Workshop, Inc.(1)(2)	7,995	160,700
Foot Locker, Inc.(2)	3,395	190,731
Gap, Inc. (The)(2)	438	18,444
Home Depot, Inc. (The)(2)	1,428	149,897
Lowe's Cos., Inc.(2)	4,918	338,358
PetSmart, Inc.(2)	744	60,483
		1,182,544
Technology Hardware, Storage and Peripherals — 8.4%
Apple, Inc.(2)	14,826	1,636,494
EMC Corp.(2)	7,110	211,451
NetApp, Inc.(2)	3,861	160,038
SanDisk Corp.(2)	2,176	213,205
		2,221,188
Textiles, Apparel and Luxury Goods — 0.8%
Deckers Outdoor Corp.(1)	768	69,919
Hanesbrands, Inc.(2)	959	107,043
Steven Madden Ltd.(1)(2)	418	13,305
Vera Bradley, Inc.(1)	1,181	24,069
		214,336
Thrifts and Mortgage Finance — 0.5%
Nationstar Mortgage Holdings, Inc.(1)(2)	3,488	98,327
Tree.com, Inc.(1)	452	21,849
		120,176
Tobacco — 0.1%
Altria Group, Inc.(2)	267	13,155
Philip Morris International, Inc.(2)	170	13,847
		27,002
TOTAL COMMON STOCKS (Cost $29,274,299)		33,625,135
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $116,739), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $114,338)		114,338
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $468,563), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $457,000)		457,000
State Street Institutional Liquid Reserves Fund, Premier Class	129,209	129,209
TOTAL TEMPORARY CASH INVESTMENTS (Cost $700,547)		700,547
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.3% (Cost $29,974,846)		34,325,682

14

	Shares	Value
COMMON STOCKS SOLD SHORT — (29.4)%
Aerospace and Defense — (0.4)%
American Science & Engineering, Inc.	(1,795)	$(93,161)
SIFCO Industries, Inc.	(442)	(12,884)
		(106,045)
Air Freight and Logistics — (0.2)%
Hub Group, Inc., Class A	(1,322)	(50,342)
Airlines — (0.4)%
Allegiant Travel Co.	(547)	(82,231)
Spirit Airlines, Inc.	(197)	(14,889)
		(97,120)
Auto Components — (0.8)%
Shiloh Industries, Inc.	(13,551)	(213,157)
Biotechnology — (0.4)%
Bluebird Bio, Inc.	(653)	(59,893)
Insmed, Inc.	(3,790)	(58,631)
		(118,524)
Building Products — (0.5)%
Ply Gem Holdings, Inc.	(9,513)	(132,992)
Capital Markets — (0.1)%
CIFC Corp.	(1,828)	(15,118)
Chemicals — (0.7)%
Rentech, Inc.	(71,251)	(89,776)
WR Grace & Co.	(1,038)	(99,015)
		(188,791)
Commercial Services and Supplies — (0.7)%
InnerWorkings, Inc.	(12,799)	(99,704)
Interface, Inc.	(5,730)	(94,373)
		(194,077)
Communications Equipment — (0.3)%
Extreme Networks, Inc.	(6,337)	(22,369)
ViaSat, Inc.	(961)	(60,572)
		(82,941)
Construction and Engineering — (0.8)%
Comfort Systems USA, Inc.	(11,198)	(191,710)
Sterling Construction Co., Inc.	(2,292)	(14,646)
		(206,356)
Containers and Packaging — (0.9)%
AEP Industries, Inc.	(4,006)	(232,949)
Diversified Financial Services — (0.1)%
Leucadia National Corp.	(1,477)	(33,114)
Electrical Equipment — (0.7)%
Franklin Electric Co., Inc.	(4,821)	(180,932)
Electronic Equipment, Instruments and Components — (1.3)%
Badger Meter, Inc.	(734)	(43,563)
FARO Technologies, Inc.	(1,883)	(118,026)

15

	Shares	Value
Speed Commerce, Inc.	(62,255)	$(192,368)
		(353,957)
Energy Equipment and Services — (0.7)%
Atwood Oceanics, Inc.	(6,955)	(197,313)
Food and Staples Retailing — (0.5)%
Chefs' Warehouse, Inc. (The)	(2,213)	(50,988)
Natural Grocers by Vitamin Cottage, Inc.	(573)	(16,141)
United Natural Foods, Inc.	(872)	(67,427)
		(134,556)
Food Products — (0.4)%
Inventure Foods, Inc.	(1,402)	(17,862)
Lifeway Foods, Inc.	(5,014)	(92,909)
		(110,771)
Health Care Equipment and Supplies — (1.4)%
Neogen Corp.	(444)	(22,018)
NxStage Medical, Inc.	(4,804)	(86,136)
Spectranetics Corp. (The)	(5,201)	(179,850)
STAAR Surgical Co.	(9,962)	(90,754)
		(378,758)
Health Care Providers and Services — (1.7)%
Acadia Healthcare Co., Inc.	(480)	(29,381)
Air Methods Corp.	(1,155)	(50,855)
Brookdale Senior Living, Inc.	(5,104)	(187,164)
MWI Veterinary Supply, Inc.	(395)	(67,114)
Tenet Healthcare Corp.	(2,173)	(110,106)
		(444,620)
Hotels, Restaurants and Leisure — (0.1)%
BJ's Restaurants, Inc.	(286)	(14,360)
Household Durables — (2.1)%
Beazer Homes USA, Inc.	(5,788)	(112,056)
D.R. Horton, Inc.	(1,084)	(27,414)
Dixie Group, Inc. (The)	(13,102)	(120,145)
KB Home	(5,423)	(89,751)
William Lyon Homes, Class A	(10,372)	(210,241)
		(559,607)
Insurance — (0.3)%
Arthur J Gallagher & Co.	(1,618)	(76,175)
National Interstate Corp.	(467)	(13,917)
		(90,092)
Internet Software and Services — (0.2)%
Dealertrack Technologies, Inc.	(1,165)	(51,621)
IT Services — (0.7)%
Heartland Payment Systems, Inc.	(786)	(42,405)
WEX, Inc.	(1,431)	(141,554)
		(183,959)
Life Sciences Tools and Services — (0.1)%
Fluidigm Corp.	(573)	(19,327)

16

	Shares	Value
Machinery — (0.9)%
EnPro Industries, Inc.	(1,061)	$(66,588)
NN, Inc.	(3,206)	(65,915)
RBC Bearings, Inc.	(1,473)	(95,053)
		(227,556)
Media — (0.1)%
Loral Space & Communications, Inc.	(404)	(31,799)
Metals and Mining — (0.4)%
Carpenter Technology Corp.	(1,044)	(51,417)
Haynes International, Inc.	(383)	(18,575)
Horsehead Holding Corp.	(2,638)	(41,760)
		(111,752)
Oil, Gas and Consumable Fuels — (1.8)%
GasLog Ltd.	(4,513)	(91,840)
Gulfport Energy Corp.	(809)	(33,768)
Rex Energy Corp.	(5,324)	(27,152)
SemGroup Corp., Class A	(1,032)	(70,579)
W&T Offshore, Inc.	(34,063)	(250,022)
		(473,361)
Paper and Forest Products — (1.3)%
Deltic Timber Corp.	(2,655)	(181,602)
Wausau Paper Corp.	(13,561)	(154,189)
		(335,791)
Personal Products — (0.1)%
Female Health Co. (The)	(8,299)	(32,532)
Real Estate Management and Development — (1.3)%
Forestar Group, Inc.	(4,581)	(70,547)
Kennedy-Wilson Holdings, Inc.	(3,182)	(80,505)
Tejon Ranch Co.	(6,597)	(194,348)
		(345,400)
Road and Rail — (1.2)%
Heartland Express, Inc.	(4,031)	(108,877)
Kansas City Southern	(836)	(102,017)
Roadrunner Transportation Systems, Inc.	(4,873)	(113,785)
		(324,679)
Semiconductors and Semiconductor Equipment — (1.2)%
Exar Corp.	(19,495)	(198,849)
SunEdison, Inc.	(6,467)	(126,171)
		(325,020)
Software — (0.7)%
Comverse, Inc.	(8,408)	(157,902)
Interactive Intelligence Group, Inc.	(668)	(31,997)
		(189,899)
Specialty Retail — (1.8)%
Cabela's, Inc.	(1,030)	(54,291)
CarMax, Inc.	(904)	(60,189)
17

	Shares	Value
Lumber Liquidators Holdings, Inc.	(1,242)	$(82,357)
Signet Jewelers Ltd.	(1,216)	(159,989)
Winmark Corp.	(1,323)	(114,995)
		(471,821)
Technology Hardware, Storage and Peripherals — (1.1)%
Electronics For Imaging, Inc.	(1,758)	(75,295)
Silicon Graphics International Corp.	(17,841)	(203,031)
		(278,326)
Thrifts and Mortgage Finance — (0.4)%
United Financial Bancorp, Inc.	(7,358)	(105,661)
Trading Companies and Distributors — (0.6)%
Beacon Roofing Supply, Inc.	(5,963)	(165,771)
TOTAL COMMON STOCKS SOLD SHORT — (29.4)% (Proceeds $7,440,588)		(7,810,767)
OTHER ASSETS AND LIABILITIES — 0.1%		38,633
TOTAL NET ASSETS — 100.0%		$26,553,548

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $24,392,986.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $29,974,846)	$34,325,682
Deposits with broker for securities sold short	108,326
Receivable for investments sold	548,293
Receivable for capital shares sold	153,218
Dividends and interest receivable	26,287
35,161,806

Liabilities
Securities sold short, at value (proceeds of $7,440,588)	7,810,767
Payable for investments purchased	761,103
Payable for capital shares redeemed	2,000
Accrued management fees	31,166
Distribution and service fees payable	1,334
Dividend expense payable on securities sold short	1,888
8,608,258

Net Assets	$26,553,548

Net Assets Consist of:
Capital (par value and paid-in surplus)	$22,236,110
Distributions in excess of net investment income	(6,988)
Undistributed net realized gain	343,769
Net unrealized appreciation	3,980,657
$26,553,548

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$22,642,573	1,404,662	$16.12
Institutional Class, $0.01 Par Value	$537,150	33,320	$16.12
A Class, $0.01 Par Value	$1,988,588	123,849	$16.06*
C Class, $0.01 Par Value	$827,089	52,609	$15.72
R Class, $0.01 Par Value	$558,148	34,943	$15.97
*Maximum offering price $17.04 (net asset value divided by 0.9425).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$205,816
Interest	118
205,934

Expenses:
Dividend expense on securities sold short	15,172
Broker fees and charges on securities sold short	18,460
Management fees	153,165
Distribution and service fees:
A Class	1,923
C Class	3,723
R Class	1,342
Directors' fees and expenses	603
Other expenses	265
194,653

Net investment income (loss)	11,281

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	830,021
Securities sold short transactions	(28,331)
801,690

Change in net unrealized appreciation (depreciation) on:
Investments	379,041
Securities sold short	39,603
418,644

Net realized and unrealized gain (loss)	1,220,334

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,231,615

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$11,281	$15,833
Net realized gain (loss)	801,690	1,327,952
Change in net unrealized appreciation (depreciation)	418,644	2,318,770
Net increase (decrease) in net assets resulting from operations	1,231,615	3,662,555

Distributions to Shareholders
From net investment income:
Investor Class	(17,925)	(9,913)
Institutional Class	(1,515)	(1,286)
From net realized gains:
Investor Class	(1,163,616)	(331,823)
Institutional Class	(28,971)	(12,402)
A Class	(103,386)	(25,398)
C Class	(44,166)	(16,154)
R Class	(30,426)	(12,826)
Decrease in net assets from distributions	(1,390,005)	(409,802)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,548,529	4,419,523

Net increase (decrease) in net assets	8,390,139	7,672,276

Net Assets
Beginning of period	18,163,409	10,491,133
End of period	$26,553,548	$18,163,409

Undistributed (distributions in excess of) net investment income	$(6,988)	$1,171

See Notes to Financial Statements.

21

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$1,231,615
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(17,923,319)
Proceeds from investments sold	8,650,079
Purchases to cover securities sold short	(4,182,158)
Proceeds from securities sold short	6,515,782
(Increase) decrease in short-term investments	(435,789)
(Increase) decrease in deposits with broker for securities sold short	118,559
(Increase) decrease in receivable for investments sold	(548,293)
(Increase) decrease in dividends and interest receivable	(10,990)
Increase (decrease) in payable for investments purchased	761,103
Increase (decrease) in accrued management fees	10,088
Increase (decrease) in distribution and service fees payable	308
Increase (decrease) in dividend expense payable on securities sold short	235
Change in net unrealized (appreciation) depreciation on investments	(379,041)
Net realized (gain) loss on investment transactions	(830,021)
Change in net unrealized (appreciation) depreciation on securities sold short	(39,603)
Net realized (gain) loss on securities sold short transactions	28,331
Net cash from (used in) operating activities	(7,033,114)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	10,660,132
Payments for shares redeemed	(3,607,243)
Distributions paid, net of reinvestments	(19,775)
Net cash from (used in) financing activities	7,033,114

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $1,370,230.

See Notes to Financial Statements.

22

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

23

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security.  Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination

24

and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 8% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.1180% to 1.3000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 1.44% for the Investor Class, A Class, C Class and R Class and 1.24% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

25

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2014 were $22,110,043 and $15,165,861, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	10,000,000		10,000,000
Sold	607,972	$10,034,620	631,052	$9,140,599
Issued in reinvestment of distributions	73,450	1,161,766	23,160	336,874
Redeemed	(224,963)	(3,584,321)	(385,706)	(5,592,567)
	456,459	7,612,065	268,506	3,884,906
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	—	—	222	2,976
Issued in reinvestment of distributions	1,922	30,486	939	13,688
Redeemed	—	—	(44)	(700)
	1,922	30,486	1,117	15,964
A Class/Shares Authorized	10,000,000		10,000,000
Sold	40,193	660,705	25,900	379,280
Issued in reinvestment of distributions	6,568	103,386	1,752	25,398
Redeemed	(1,322)	(21,392)	(998)	(14,611)
	45,439	742,699	26,654	390,067
C Class/Shares Authorized	10,000,000		10,000,000
Sold	5,337	85,580	5,530	78,582
Issued in reinvestment of distributions	2,866	44,166	1,127	16,154
Redeemed	(92)	(1,427)	(47)	(697)
	8,111	128,319	6,610	94,039
R Class/Shares Authorized	5,000,000		10,000,000
Sold	281	4,534	1,528	21,908
Issued in reinvestment of distributions	1,943	30,426	886	12,826
Redeemed	—	—	(12)	(187)
	2,224	34,960	2,402	34,547
Net increase (decrease)	514,155	$8,548,529	305,289	$4,419,523

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

26

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$33,625,135	—	—
Temporary Cash Investments	129,209	$571,338	—
	$33,754,344	$571,338	—

Liabilities
Securities Sold Short
Common Stocks	$(7,810,767)	—	—

7. Risk Factors

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$29,983,004
Gross tax appreciation of investments	$5,029,089
Gross tax depreciation of investments	(686,411)
Net tax appreciation (depreciation) of investments	4,342,678
Net tax appreciation (depreciation) on securities sold short	(371,025)
Net tax appreciation (depreciation)	$3,971,653

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$16.02	0.01	1.02	1.03	(0.01)	(0.92)	(0.93)	$16.12	6.58%	1.77%(4)	1.45%(4)	0.16%(4)	56%	$22,643
2014	$12.65	0.03	3.76	3.79	(0.01)	(0.41)	(0.42)	$16.02	30.29%	1.81%	1.46%	0.17%	96%	$15,188
2013	$10.86	0.04	1.81	1.85	(0.06)	—	(0.06)	$12.65	17.15%	1.87%	1.46%	0.42%	100%	$8,597
2012(5)	$10.00	(0.03)	0.90	0.87	(0.01)	—	(0.01)	$10.86	8.73%	2.48%(4)	1.47%(4)	(0.38)%(4)	89%	$2,249
Institutional Class
2014(3)	$16.03	0.03	1.03	1.06	(0.05)	(0.92)	(0.97)	$16.12	6.72%	1.57%(4)	1.25%(4)	0.36%(4)	56%	$537
2014	$12.66	0.05	3.77	3.82	(0.04)	(0.41)	(0.45)	$16.03	30.52%	1.61%	1.26%	0.37%	96%	$503
2013	$10.87	0.09	1.79	1.88	(0.09)	—	(0.09)	$12.66	17.37%	1.67%	1.26%	0.62%	100%	$383
2012(5)	$10.00	(0.01)	0.90	0.89	(0.02)	—	(0.02)	$10.87	8.87%	2.28%(4)	1.27%(4)	(0.18)%(4)	89%	$327
A Class
2014(3)	$15.97	(0.01)	1.02	1.01	—	(0.92)	(0.92)	$16.06	6.46%	2.02%(4)	1.70%(4)	(0.09)%(4)	56%	$1,989
2014	$12.63	(0.01)	3.76	3.75	—	(0.41)	(0.41)	$15.97	29.99%	2.06%	1.71%	(0.08)%	96%	$1,252
2013	$10.85	0.04	1.78	1.82	(0.04)	—	(0.04)	$12.63	16.79%	2.12%	1.71%	0.17%	100%	$654
2012(5)	$10.00	(0.05)	0.91	0.86	(0.01)	—	(0.01)	$10.85	8.59%	2.73%(4)	1.72%(4)	(0.63)%(4)	89%	$567

28

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$15.71	(0.07)	1.00	0.93	—	(0.92)	(0.92)	$15.72	6.06%	2.77%(4)	2.45%(4)	(0.84)%(4)	56%	$827
2014	$12.53	(0.12)	3.71	3.59	—	(0.41)	(0.41)	$15.71	28.94%	2.81%	2.46%	(0.83)%	96%	$699
2013	$10.80	(0.05)	1.78	1.73	—	—	—	$12.53	16.02%	2.87%	2.46%	(0.58)%	100%	$475
2012(5)	$10.00	(0.09)	0.89	0.80	—	—	—	$10.80	8.00%	3.48%(4)	2.47%(4)	(1.38)%(4)	89%	$332
R Class
2014(3)	$15.91	(0.03)	1.01	0.98	—	(0.92)	(0.92)	$15.97	6.36%	2.27%(4)	1.95%(4)	(0.34)%(4)	56%	$558
2014	$12.62	(0.05)	3.75	3.70	—	(0.41)	(0.41)	$15.91	29.61%	2.31%	1.96%	(0.33)%	96%	$521
2013	$10.83	0.01	1.79	1.80	(0.01)	—	(0.01)	$12.62	16.62%	2.37%	1.96%	(0.08)%	100%	$382
2012(5)	$10.00	(0.06)	0.89	0.83	—(6)	—	—(6)	$10.83	8.34%	2.98%(4)	1.97%(4)	(0.88)%(4)	89%	$326

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

(5)	October 31, 2011 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

29

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84546 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Emerging Markets Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	AEVVX	-10.19%(2)	-6.66%(2)	-8.48%(2)	10/31/13
MSCI Emerging Markets Value Index	—	-9.64%	-4.08%	-6.38%	—
MSCI Emerging Markets Index	—	-7.84%	-2.19%	-4.31%	—
Institutional Class	AEVNX	-10.19%(2)	-6.47%(2)	-8.32%(2)	10/31/13
A Class	AEVLX				10/31/13
No sales charge*		-10.33%(2)	-6.89%(2)	-8.68%(2)
With sales charge*		-15.47%(2)	-12.25%(2)	-13.20%(2)
C Class	AEVTX				10/31/13
No sales charge*		-10.67%(2)	-7.51%(2)	-9.37%(2)
With sales charge*		-11.54%(2)	-7.51%(2)	-9.37%(2)
R Class	AEVRX	-10.48%(2)	-7.14%(2)	-8.97%(2)	10/31/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.56%	1.36%	1.81%	2.56%	2.06%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
China Mobile Ltd.	4.2%
iShares MSCI India ETF	4.1%
China Construction Bank Corp., H Shares	3.6%
Industrial & Commercial Bank of China Ltd., H Shares	2.8%
Sasol Ltd.	2.0%
China Shenhua Energy Co. Ltd., H Shares	1.7%
PT Bank Rakyat Indonesia (Persero) Tbk	1.6%
Bank of China Ltd., H Shares	1.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1.4%
Huaneng Power International, Inc., H Shares	1.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	94.4%
Exchange-Traded Funds	5.2%
Rights	—(1)
Total Equity Exposure	99.6%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.1)%
(1) Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	24.0%
Taiwan	12.5%
South Korea	12.4%
Brazil	8.9%
South Africa	8.1%
Mexico	4.6%
India	3.8%
Malaysia	3.8%
Indonesia	3.2%
Turkey	2.9%
Russia	2.5%
Other Countries	7.7%
Exchange-Traded Funds(2)	5.2%
Cash and Equivalents(3)	0.4%
(2) Category may increase exposure to the countries indicated.  The Schedule of Investments provides additional information on the fund's portfolio holdings.
(3) Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$898.10	$6.99	1.46%
Investor Class (before waiver)	$1,000	$898.10(2)	$7.32	1.53%
Institutional Class (after waiver)	$1,000	$898.10	$6.03	1.26%
Institutional Class (before waiver)	$1,000	$898.10(2)	$6.36	1.33%
A Class (after waiver)	$1,000	$896.70	$8.18	1.71%
A Class (before waiver)	$1,000	$896.70(2)	$8.51	1.78%
C Class (after waiver)	$1,000	$893.30	$11.74	2.46%
C Class (before waiver)	$1,000	$893.30(2)	$12.07	2.53%
R Class (after waiver)	$1,000	$895.20	$9.36	1.96%
R Class (before waiver)	$1,000	$895.20(2)	$9.70	2.03%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.85	$7.43	1.46%
Investor Class (before waiver)	$1,000	$1,017.49	$7.78	1.53%
Institutional Class (after waiver)	$1,000	$1,018.85	$6.41	1.26%
Institutional Class (before waiver)	$1,000	$1,018.50	$6.77	1.33%
A Class (after waiver)	$1,000	$1,016.59	$8.69	1.71%
A Class (before waiver)	$1,000	$1,016.23	$9.05	1.78%
C Class (after waiver)	$1,000	$1,012.80	$12.48	2.46%
C Class (before waiver)	$1,000	$1,012.45	$12.83	2.53%
R Class (after waiver)	$1,000	$1,015.33	$9.96	1.96%
R Class (before waiver)	$1,000	$1,014.97	$10.31	2.03%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.4%
Brazil — 8.9%
AES Tiete SA Preference Shares	5,400	$36,877
Banco Bradesco SA Preference Shares	1,200	16,045
Banco do Brasil SA	2,400	21,232
Banco do Estado do Rio Grande do Sul SA Preference Shares	5,700	30,798
CCR SA	7,000	40,194
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	300	11,049
Cia Energetica de Minas Gerais ADR	11,384	56,579
Cia Energetica de Sao Paulo Preference Shares	6,500	65,541
JBS SA	13,800	58,115
Petroleo Brasileiro SA Preference Shares ADR	4,177	31,662
Souza Cruz SA	1,700	12,351
Transmissora Alianca de Energia Eletrica SA	5,700	40,408
Vale SA ADR	3,600	29,448
Via Varejo SA(1)	6,900	53,874
		504,173
Chile — 1.9%
Banco de Credito e Inversiones	916	44,968
Corpbanca SA	4,925,089	58,464
Enersis SA ADR	100	1,603
		105,035
China — 24.0%
Agricultural Bank of China Ltd., H Shares	133,000	66,796
Anhui Conch Cement Co. Ltd., H Shares	10,000	37,294
Bank of China Ltd., H Shares	140,000	78,384
Belle International Holdings Ltd.	14,000	15,673
China CITIC Bank Corp. Ltd., H Shares	28,000	22,372
China Construction Bank Corp., H Shares	253,000	205,911
China Everbright Bank Co. Ltd., H Shares	46,000	24,969
China Merchants Bank Co. Ltd., H Shares	15,500	38,681
China Mobile Ltd.	20,000	234,953
China Petroleum & Chemical Corp., H Shares	54,000	43,719
China Shenhua Energy Co. Ltd., H Shares	33,500	98,656
China South City Holdings Ltd.	84,000	38,042
China Telecom Corp. Ltd., H Shares	82,000	48,189
Chongqing Rural Commercial Bank Co. Ltd., H Shares	38,000	23,595
CNOOC Ltd.	11,000	14,880
GOME Electrical Appliances Holding Ltd.	319,000	46,600
Huaneng Power International, Inc., H Shares	56,000	75,609
Industrial & Commercial Bank of China Ltd., H Shares	217,000	157,637
PetroChina Co. Ltd., H Shares	60,000	66,703

7

	Shares	Value
Shanghai Electric Group Co. Ltd., H Shares	38,000	$20,138
		1,358,801
Colombia — 0.2%
Cemex Latam Holdings SA(1)	2,067	13,845
Egypt — 1.1%
Commercial International Bank Egypt S.A.E.	8,906	61,158
Greece — 0.5%
Alpha Bank AE(1)	48,263	27,300
India — 3.8%
HDFC Bank Ltd. ADR	1,300	65,975
ICICI Bank Ltd. ADR	3,500	40,425
Infosys Ltd. ADR	2,100	66,066
Tata Motors Ltd. ADR	1,050	44,394
		216,860
Indonesia — 3.2%
PT Adaro Energy Tbk	292,500	24,489
PT Bank Rakyat Indonesia (Persero) Tbk	95,000	88,460
PT Semen Gresik (Persero) Tbk	4,900	6,366
PT United Tractors Tbk	45,500	63,191
		182,506
Malaysia — 3.8%
Alliance Financial Group Bhd	4,800	6,454
Hong Leong Bank Bhd	17,200	68,845
Hong Leong Financial Group Bhd	11,700	54,899
Malayan Banking Bhd	20,300	53,084
RHB Capital Bhd	15,000	32,661
		215,943
Mexico — 4.6%
America Movil SAB de CV, Series L ADR	2,608	57,845
Compartamos SAB de CV	5,200	10,450
Genomma Lab Internacional SAB de CV, Series B(1)	4,700	8,955
Gruma SAB de CV, B Shares	5,200	55,606
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	10,200	63,895
Grupo Financiero Inbursa SAB de CV	15,100	39,168
Promotora y Operadora de Infraestructura SAB de CV(1)	2,200	26,528
		262,447
Peru — 0.2%
Southern Copper Corp.	300	8,460
Philippines — 0.3%
Philippine Long Distance Telephone Co.	220	14,197
Poland — 1.6%
Bank Millennium SA	5,982	14,022
KGHM Polska Miedz SA	720	21,951
Orange Polska SA	9,699	22,720
Polskie Gornictwo Naftowe i Gazownictwo SA	26,197	32,747
		91,440

8

	Shares	Value
Russia — 2.5%
Gazprom OAO ADR	8,162	$37,752
MMC Norilsk Nickel OJSC ADR	1,491	21,093
Mobile Telesystems OJSC ADR	800	5,744
Rosneft Oil Co. OJSC GDR	11,335	39,781
Tatneft OAO ADR	1,566	38,199
		142,569
South Africa — 8.1%
Coronation Fund Managers Ltd.	7,060	69,660
Kumba Iron Ore Ltd.	1,744	35,835
Liberty Holdings Ltd.	6,258	66,403
MMI Holdings Ltd.	13,643	35,375
MTN Group Ltd.	2,659	50,459
Redefine Properties Ltd.	21,695	20,050
Sasol Ltd.	3,019	112,782
Vodacom Group Ltd.	6,246	68,978
		459,542
South Korea — 12.4%
CJ Corp.	321	45,470
Coway Co. Ltd.	573	43,597
DGB Financial Group, Inc.	1,115	11,473
Dongbu Insurance Co. Ltd.	247	12,337
Halla Visteon Climate Control Corp.	1,447	63,330
Hanwha Corp.	2,308	65,038
Hyosung Corp.	265	16,343
Hyundai Engineering & Construction Co. Ltd.	1,344	50,885
Hyundai Motor Co.	241	36,588
Kia Motors Corp.	1,541	72,808
Korea Zinc Co. Ltd.	144	52,730
LG Chem Ltd.	194	31,660
LG Corp.	1,088	60,302
LS Corp.	235	11,552
Samsung Electronics Co. Ltd.	48	57,699
Shinhan Financial Group Co. Ltd.	190	7,624
SK Telecom Co. Ltd.	265	64,443
		703,879
Taiwan — 12.5%
Asustek Computer, Inc.	1,000	10,888
AU Optronics Corp.	144,000	72,997
Catcher Technology Co. Ltd.	1,000	7,697
Cathay Financial Holding Co. Ltd.	37,300	54,880
Far EasTone Telecommunications Co. Ltd.	11,000	25,325
Fubon Financial Holding Co. Ltd.	22,000	34,988
Highwealth Construction Corp.	28,000	56,133
Hon Hai Precision Industry Co. Ltd.	25,480	70,263
Innolux Corp.	132,000	63,590
Inotera Memories, Inc.(1)	30,000	47,380

9

	Shares	Value
Pegatron Corp.	27,000	$62,179
Realtek Semiconductor Corp.	14,000	46,390
Taiwan Cement Corp.	43,000	58,725
Vanguard International Semiconductor Corp.	40,000	65,689
Zhen Ding Technology Holding Ltd.	11,000	29,281
		706,405
Thailand — 1.4%
PTT Exploration & Production PCL	17,100	58,003
PTT PCL	2,200	21,569
		79,572
Turkey — 2.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	65,772	77,634
Eregli Demir ve Celik Fabrikalari TAS	32,446	61,949
TAV Havalimanlari Holding AS	2,628	21,491
		161,074
United Arab Emirates — 0.5%
Dubai Islamic Bank PJSC	16,579	30,475
TOTAL COMMON STOCKS (Cost $5,704,301)		5,345,681
EXCHANGE-TRADED FUNDS — 5.2%
iShares MSCI India ETF	7,796	234,582
iShares MSCI Emerging Markets Index Fund	1,452	57,049
TOTAL EXCHANGE-TRADED FUNDS (Cost $263,018)		291,631
RIGHTS†
South Korea†
DBG Financial Group, Inc.(1) (Cost $—)	232	244
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $4,517), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $4,425)		4,425
State Street Institutional Liquid Reserves Fund, Premier Class	22,687	22,687
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,112)		27,112
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,994,431)		5,664,668
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,511)
TOTAL NET ASSETS — 100.0%		$5,661,157

10

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	33.0%
Energy	11.0%
Information Technology	10.6%
Telecommunication Services	10.4%
Materials	8.2%
Industrials	7.2%
Consumer Discretionary	6.7%
Utilities	4.8%
Consumer Staples	2.4%
Health Care	0.1%
Exchange-Traded Funds	5.2%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,994,431)	$5,664,668
Foreign currency holdings, at value (cost of $1,025)	960
Receivable for capital shares sold	5,074
Dividends receivable	3,135
5,673,837

Liabilities
Payable for capital shares redeemed	5,322
Accrued management fees	6,785
Distribution and service fees payable	573
12,680

Net Assets	$5,661,157

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,446,826
Distributions in excess of net investment income	(57,710)
Accumulated net realized loss	(398,098)
Net unrealized depreciation	(329,861)
$5,661,157

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,496,445	286,536	$8.71
Institutional Class, $0.01 Par Value	$1,356,008	155,614	$8.71
A Class, $0.01 Par Value	$1,361,715	156,376	$8.71*
C Class, $0.01 Par Value	$222,842	25,620	$8.70
R Class, $0.01 Par Value	$224,147	25,750	$8.70
*Maximum offering price $9.24 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $13,107)	$100,467

Expenses:
Management fees	47,451
Distribution and service fees:
A Class	1,851
C Class	1,223
R Class	614
Directors' fees and expenses	192
Other expenses	125
51,456
Fees waived	(2,254)
49,202

Net investment income (loss)	51,265

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(260,150)
Foreign currency transactions	(3,211)
(263,361)

Change in net unrealized appreciation (depreciation) on:
Investments	(473,667)
Translation of assets and liabilities in foreign currencies	(137)
(473,804)

Net realized and unrealized gain (loss)	(737,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(685,900)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND PERIOD ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014(1)
Operations
Net investment income (loss)	$51,265	$66,569
Net realized gain (loss)	(263,361)	(127,660)
Change in net unrealized appreciation (depreciation)	(473,804)	143,943
Net increase (decrease) in net assets resulting from operations	(685,900)	82,852

Distributions to Shareholders
From net investment income:
Investor Class	(83,206)	—
Institutional Class	(47,628)	—
A Class	(41,993)	—
C Class	(5,260)	—
R Class	(6,375)	—
Decrease in net assets from distributions	(184,462)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	271,242	6,177,425

Net increase (decrease) in net assets	(599,120)	6,260,277

Net Assets
Beginning of period	6,260,277	—
End of period	$5,661,157	$6,260,277

Undistributed (distributions in excess of) net investment income	$(57,710)	$75,487

(1)	October 31, 2013 (fund inception) through June 30, 2014.

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on October 31, 2013, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

15

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

16

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 80% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.52% for the Investor Class, A Class, C Class and R Class and 1.32% for the Institutional Class. During the six months ended December 31, 2014, the investment advisor voluntarily agreed to waive 0.07% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended December 31, 2014 was $1,045, $519, $518, $86 and $86 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the six months ended December 31, 2014 was 1.45% for the Investor Class, A Class, C Class and R Class and 1.25% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans for the six months ended December 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors for the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $3,336,551 and $3,121,314, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Period ended June 30, 2014(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	85,150	$862,815	310,768	$3,023,635
Issued in reinvestment of distributions	9,713	82,559	—	—
Redeemed	(81,964)	(788,162)	(37,131)	(346,555)
	12,899	157,212	273,637	2,677,080
Institutional Class/Shares Authorized	40,000,000		50,000,000
Sold	11	100	150,000	1,500,000
Issued in reinvestment of distributions	5,603	47,628	—	—
	5,614	47,728	150,000	1,500,000
A Class/Shares Authorized	40,000,000		50,000,000
Sold	1,454	13,215	150,035	1,500,345
Issued in reinvestment of distributions	4,940	41,993	—	—
Redeemed	(53)	(541)	—	—
	6,341	54,667	150,035	1,500,345
C Class/Shares Authorized	35,000,000		50,000,000
Sold	—	—	25,000	250,000
Issued in reinvestment of distributions	620	5,260	—	—
	620	5,260	25,000	250,000
R Class/Shares Authorized	5,000,000		10,000,000
Sold	—	—	25,000	250,000
Issued in reinvestment of distributions	750	6,375	—	—
	750	6,375	25,000	250,000
Net increase (decrease)	26,224	$271,242	623,672	$6,177,425

(1)	October 31, 2013 (fund inception) through June 30, 2014.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$128,738	$375,435	—
Chile	1,603	103,432	—
India	216,860	—	—
Mexico	57,845	204,602	—
Peru	8,460	—	—
Russia	5,744	136,825	—
Other Countries	—	4,106,137	—
Exchange-Traded Funds	291,631	—	—
Rights	—	244	—
Temporary Cash Investments	22,687	4,425	—
	$733,568	$4,931,100	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,005,075
Gross tax appreciation of investments	$324,072
Gross tax depreciation of investments	(664,479)
Net tax appreciation (depreciation) of investments	$(340,407)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2014, the fund had accumulated short-term capital losses of $(133,381), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

19

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(4)	$10.04	0.08	(1.11)	(1.03)	(0.30)	$8.71	(10.19)%	1.46%(5)	1.53%(5)	1.66%(5)	1.59%(5)	50%	$2,496
2014(6)	$10.00	0.13	(0.09)	0.04	—	$10.04	0.40%	1.46%(5)	1.53%(5)	1.91%(5)	1.84%(5)	44%	$2,748
Institutional Class
2014(4)	$10.06	0.09	(1.12)	(1.03)	(0.32)	$8.71	(10.19)%	1.26%(5)	1.33%(5)	1.86%(5)	1.79%(5)	50%	$1,356
2014(6)	$10.00	0.13	(0.07)	0.06	—	$10.06	0.60%	1.26%(5)	1.33%(5)	2.11%(5)	2.04%(5)	44%	$1,508
A Class
2014(4)	$10.03	0.07	(1.11)	(1.04)	(0.28)	$8.71	(10.33)%	1.71%(5)	1.78%(5)	1.41%(5)	1.34%(5)	50%	$1,362
2014(6)	$10.00	0.10	(0.07)	0.03	—	$10.03	0.30%	1.71%(5)	1.78%(5)	1.66%(5)	1.59%(5)	44%	$1,504
C Class
2014(4)	$9.98	0.03	(1.10)	(1.07)	(0.21)	$8.70	(10.67)%	2.46%(5)	2.53%(5)	0.66%(5)	0.59%(5)	50%	$223
2014(6)	$10.00	0.05	(0.07)	(0.02)	—	$9.98	(0.20)%	2.46%(5)	2.53%(5)	0.91%(5)	0.84%(5)	44%	$249
R Class
2014(4)	$10.01	0.06	(1.11)	(1.05)	(0.26)	$8.70	(10.48)%	1.96%(5)	2.03%(5)	1.16%(5)	1.09%(5)	50%	$224
2014(6)	$10.00	0.08	(0.07)	0.01	—	$10.01	0.10%	1.96%(5)	2.03%(5)	1.41%(5)	1.34%(5)	44%	$250

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended December 31, 2014 (unaudited).

(5)	Annualized.

(6)	October 31, 2013 (fund inception) through June 30, 2014.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84548 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Equity Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEQGX	5.83%	13.34%	15.94%	7.59%	9.82%	5/9/91
S&P 500 Index	—	6.12%	13.69%	15.45%	7.67%	9.65%	—
Institutional Class	AMEIX	5.94%	13.56%	16.17%	7.80%	6.66%	1/2/98
A Class(2)	BEQAX						10/9/97
No sales charge*		5.70%	13.04%	15.65%	7.32%	6.07%
With sales charge*		-0.39%	6.53%	14.29%	6.68%	5.71%
C Class	AEYCX						7/18/01
No sales charge*		5.28%	12.20%	14.78%	6.52%	5.48%
With sales charge*		4.34%	12.20%	14.78%	6.52%	5.48%
R Class	AEYRX	5.55%	12.76%	15.36%	—	6.89%	7/29/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.67%	0.47%	0.92%	1.67%	1.17%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
Apple, Inc.	3.0%
Microsoft Corp.	2.8%
Johnson & Johnson	2.3%
Intel Corp.	1.9%
Pfizer, Inc.	1.8%
Oracle Corp.	1.7%
Cisco Systems, Inc.	1.6%
Merck & Co., Inc.	1.6%
Amgen, Inc.	1.6%
Gilead Sciences, Inc.	1.5%

Top Five Industries	% of net assets
Pharmaceuticals	7.1%
Technology Hardware, Storage and Peripherals	5.7%
Software	5.3%
Biotechnology	5.2%
Oil, Gas and Consumable Fuels	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.6%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,058.30	$3.48	0.67%
Institutional Class	$1,000	$1,059.40	$2.44	0.47%
A Class	$1,000	$1,057.00	$4.77	0.92%
C Class	$1,000	$1,052.80	$8.64	1.67%
R Class	$1,000	$1,055.50	$6.06	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
Institutional Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Aerospace and Defense — 4.0%
Boeing Co. (The)	115,179	$14,970,966
Honeywell International, Inc.	417,994	41,765,961
Lockheed Martin Corp.	209,445	40,332,824
Teledyne Technologies, Inc.(1)	21,887	2,248,670
United Technologies Corp.	382,055	43,936,325
		143,254,746
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	387,208	43,045,913
Airlines — 1.1%
Southwest Airlines Co.	901,659	38,158,209
Auto Components — 0.7%
Magna International, Inc.	242,078	26,311,458
Banks — 3.5%
Bank of America Corp.	1,789,808	32,019,665
Citigroup, Inc.	53,137	2,875,243
First Horizon National Corp.	262,820	3,569,096
JPMorgan Chase & Co.	819,876	51,307,840
SunTrust Banks, Inc.	298,851	12,521,857
Wells Fargo & Co.	415,649	22,785,878
		125,079,579
Beverages — 1.1%
Coca-Cola Co. (The)	107,272	4,529,024
Dr Pepper Snapple Group, Inc.	489,541	35,090,299
		39,619,323
Biotechnology — 5.2%
Amgen, Inc.	352,724	56,185,406
Biogen Idec, Inc.(1)	130,914	44,438,757
Celgene Corp.(1)	284,808	31,858,623
Gilead Sciences, Inc.(1)	553,507	52,173,570
		184,656,356
Capital Markets — 1.9%
Franklin Resources, Inc.	537,088	29,738,563
Morgan Stanley	458,095	17,774,086
T. Rowe Price Group, Inc.	61,450	5,276,097
Waddell & Reed Financial, Inc., Class A	292,938	14,594,171
		67,382,917
Chemicals — 4.1%
Albemarle Corp.	136,032	8,179,604
Cabot Corp.	367,160	16,103,637
Dow Chemical Co. (The)	798,869	36,436,415
E.I. du Pont de Nemours & Co.	544,773	40,280,516

7

	Shares	Value
Eastman Chemical Co.	313,643	$23,792,958
International Flavors & Fragrances, Inc.	52,852	5,357,079
LyondellBasell Industries NV, Class A	204,943	16,270,425
		146,420,634
Commercial Services and Supplies — 0.4%
Cintas Corp.	63,619	4,990,274
Pitney Bowes, Inc.	309,845	7,550,923
		12,541,197
Communications Equipment — 3.0%
Cisco Systems, Inc.	2,044,535	56,868,741
QUALCOMM, Inc.	689,763	51,270,084
		108,138,825
Consumer Finance — 0.3%
Cash America International, Inc.	538,666	12,184,625
Containers and Packaging — 1.4%
Ball Corp.	424,554	28,941,846
Sonoco Products Co.	443,811	19,394,541
		48,336,387
Diversified Consumer Services — 0.8%
H&R Block, Inc.	884,691	29,796,393
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	138,098	20,735,415
Voya Financial, Inc.	578,054	24,497,928
		45,233,343
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	799,385	26,851,342
Verizon Communications, Inc.	426,722	19,962,055
		46,813,397
Electric Utilities — 0.9%
Entergy Corp.	349,087	30,538,131
Electrical Equipment — 0.8%
Emerson Electric Co.	455,986	28,148,016
Electronic Equipment, Instruments and Components — 0.3%
TE Connectivity Ltd.	171,958	10,876,343
Energy Equipment and Services — 2.4%
Baker Hughes, Inc.	285,118	15,986,566
National Oilwell Varco, Inc.	337,286	22,102,352
Schlumberger Ltd.	564,771	48,237,091
		86,326,009
Food and Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	554,128	47,588,513
Food Products — 3.8%
Archer-Daniels-Midland Co.	743,437	38,658,724
Bunge Ltd.	286,650	26,059,352
Ingredion, Inc.	313,167	26,569,088
Pilgrim's Pride Corp.(1)	605,709	19,861,198
8

	Shares	Value
Pinnacle Foods, Inc.	141,734	$5,003,210
Sanderson Farms, Inc.	247,782	20,819,883
		136,971,455
Gas Utilities — 0.1%
New Jersey Resources Corp.	65,587	4,013,924
Health Care Equipment and Supplies — 3.0%
Becton Dickinson and Co.	204,897	28,513,466
C.R. Bard, Inc.	44,901	7,481,405
Medtronic, Inc.	594,339	42,911,276
St. Jude Medical, Inc.	429,227	27,912,632
		106,818,779
Health Care Providers and Services — 0.9%
Aetna, Inc.	370,776	32,936,032
Hotels, Restaurants and Leisure — 2.5%
Brinker International, Inc.	126,609	7,430,682
Chipotle Mexican Grill, Inc.(1)	27,639	18,919,172
Las Vegas Sands Corp.	260,418	15,145,911
Royal Caribbean Cruises Ltd.	324,078	26,713,750
SeaWorld Entertainment, Inc.	246,995	4,421,210
Wyndham Worldwide Corp.	208,091	17,845,884
		90,476,609
Household Durables — 0.4%
Newell Rubbermaid, Inc.	351,463	13,387,226
Household Products — 2.5%
Energizer Holdings, Inc.	246,257	31,658,800
Kimberly-Clark Corp.	303,605	35,078,521
Procter & Gamble Co. (The)	213,678	19,463,929
Spectrum Brands Holdings, Inc.	37,235	3,562,645
		89,763,895
Industrial Conglomerates — 2.0%
3M Co.	288,120	47,343,878
General Electric Co.	955,995	24,157,994
		71,501,872
Insurance — 4.3%
Allstate Corp. (The)	258,033	18,126,818
American International Group, Inc.	751,241	42,077,009
Amtrust Financial Services, Inc.	509,653	28,667,981
Aspen Insurance Holdings Ltd.	428,466	18,753,957
Hanover Insurance Group, Inc. (The)	319,415	22,780,678
PartnerRe Ltd.	47,862	5,462,490
RenaissanceRe Holdings Ltd.	200,309	19,474,041
		155,342,974
Internet and Catalog Retail — 1.2%
Expedia, Inc.	108,399	9,252,939
Priceline Group, Inc. (The)(1)	28,797	32,834,627
		42,087,566

9

	Shares	Value
Internet Software and Services — 2.1%
eBay, Inc.(1)	704,117	$39,515,046
Google, Inc., Class A(1)	64,937	34,459,468
		73,974,514
IT Services — 1.9%
Amdocs Ltd.	362,646	16,919,249
International Business Machines Corp.	314,558	50,467,686
		67,386,935
Machinery — 2.2%
Caterpillar, Inc.	385,751	35,307,789
Parker-Hannifin Corp.	248,259	32,012,998
Stanley Black & Decker, Inc.	119,303	11,462,632
		78,783,419
Media — 1.0%
Cablevision Systems Corp., Class A	335,568	6,926,124
Comcast Corp., Class A	32,406	1,879,872
DIRECTV(1)	54,772	4,748,732
Omnicom Group, Inc.	53,363	4,134,032
Viacom, Inc., Class B	228,672	17,207,568
Walt Disney Co. (The)	20,012	1,884,930
		36,781,258
Multi-Utilities†
Vectren Corp.	36,633	1,693,544
Multiline Retail — 2.4%
Dillard's, Inc., Class A	199,274	24,945,119
Kohl's Corp.	462,297	28,218,609
Macy's, Inc.	511,359	33,621,854
		86,785,582
Oil, Gas and Consumable Fuels — 4.5%
Chevron Corp.	115,861	12,997,287
ConocoPhillips	422,826	29,200,363
EOG Resources, Inc.	394,540	36,325,298
Exxon Mobil Corp.	538,468	49,781,367
Tesoro Corp.	40,274	2,994,372
Valero Energy Corp.	628,747	31,122,976
		162,421,663
Pharmaceuticals — 7.1%
AbbVie, Inc.	778,749	50,961,335
Johnson & Johnson	786,029	82,195,052
Merck & Co., Inc.	999,888	56,783,639
Pfizer, Inc.	2,071,565	64,529,250
		254,469,276
Professional Services — 0.5%
Manpowergroup, Inc.	239,610	16,334,214
Real Estate Investment Trusts (REITs) — 2.3%
Corrections Corp. of America	81,284	2,953,860
Geo Group, Inc. (The)	193,276	7,800,619
Hospitality Properties Trust	287,491	8,912,221
Host Hotels & Resorts, Inc.	1,271,167	30,215,640
LaSalle Hotel Properties	272,044	11,009,621

10

	Shares	Value
Post Properties, Inc.	50,221	$2,951,488
Potlatch Corp.	116,063	4,859,558
Rayonier, Inc.	417,144	11,655,003
		80,358,010
Semiconductors and Semiconductor Equipment — 3.7%
Broadcom Corp., Class A	787,850	34,137,540
Intel Corp.	1,859,630	67,485,973
Texas Instruments, Inc.	541,232	28,936,969
		130,560,482
Software — 5.3%
Microsoft Corp.	2,143,556	99,568,176
Oracle Corp.	1,330,494	59,832,315
Symantec Corp.	308,108	7,904,511
Synopsys, Inc.(1)	513,990	22,343,145
		189,648,147
Specialty Retail — 1.5%
AutoZone, Inc.(1)	26,205	16,223,778
Foot Locker, Inc.	268,867	15,104,948
Lowe's Cos., Inc.	334,230	22,995,024
		54,323,750
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	962,451	106,235,342
EMC Corp.	588,373	17,498,213
Hewlett-Packard Co.	1,129,609	45,331,209
Western Digital Corp.	299,870	33,195,609
		202,260,373
Thrifts and Mortgage Finance — 0.4%
EverBank Financial Corp.	685,511	13,065,840
TOTAL COMMON STOCKS (Cost $2,812,406,958)		3,512,597,653
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $6,468,497), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $6,335,480)		6,335,466
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $25,856,000), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $25,349,000)		25,349,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,857,543	6,857,543
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,542,009)		38,542,009
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $2,850,948,967)		3,551,139,662
OTHER ASSETS AND LIABILITIES — 0.6%		21,448,104
TOTAL NET ASSETS — 100.0%		$3,572,587,766

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,850,948,967)	$3,551,139,662
Cash	481
Receivable for capital shares sold	23,039,772
Dividends and interest receivable	4,691,967
3,578,871,882

Liabilities
Payable for capital shares redeemed	4,269,227
Accrued management fees	1,919,941
Distribution and service fees payable	94,948
6,284,116

Net Assets	$3,572,587,766

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,800,835,037
Undistributed net investment income	248,451
Undistributed net realized gain	71,313,583
Net unrealized appreciation	700,190,695
$3,572,587,766

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,712,398,400	88,241,447	$30.74
Institutional Class, $0.01 Par Value	$484,988,817	15,768,842	$30.76
A Class, $0.01 Par Value	$330,955,236	10,776,868	$30.71*
C Class, $0.01 Par Value	$15,499,629	508,430	$30.49
R Class, $0.01 Par Value	$28,745,684	935,361	$30.73
*Maximum offering price $32.58 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $27,597)	$34,062,217
Interest	4,335
34,066,552

Expenses:
Management fees	10,955,471
Distribution and service fees:
A Class	395,149
C Class	72,558
R Class	47,642
Directors' fees and expenses	100,905
11,571,725

Net investment income (loss)	22,494,827

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	209,043,445
Change in net unrealized appreciation (depreciation) on investments	(35,944,658)

Net realized and unrealized gain (loss)	173,098,787

Net Increase (Decrease) in Net Assets Resulting from Operations	$195,593,614

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$22,494,827	$43,730,070
Net realized gain (loss)	209,043,445	343,786,771
Change in net unrealized appreciation (depreciation)	(35,944,658)	274,003,480
Net increase (decrease) in net assets resulting from operations	195,593,614	661,520,321

Distributions to Shareholders
From net investment income:
Investor Class	(18,848,165)	(33,042,705)
Institutional Class	(3,695,333)	(6,326,318)
A Class	(1,818,958)	(3,111,946)
C Class	(21,462)	(43,709)
R Class	(89,709)	(103,113)
From net realized gains:
Investor Class	(282,821,821)	(97,419,589)
Institutional Class	(48,133,435)	(16,453,295)
A Class	(33,969,356)	(11,119,624)
C Class	(1,618,433)	(452,244)
R Class	(2,983,117)	(534,564)
Decrease in net assets from distributions	(393,999,789)	(168,607,107)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	427,198,637	208,528,008

Net increase (decrease) in net assets	228,792,462	701,441,222

Net Assets
Beginning of period	3,343,795,304	2,642,354,082
End of period	$3,572,587,766	$3,343,795,304

Undistributed net investment income	$248,451	$2,227,251

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

15

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 12% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 0.66% for the Investor Class, A Class, C Class and R Class and 0.46% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $1,429,045,703 and $1,403,084,332, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		400,000,000
Sold	5,399,748	$176,959,311	10,817,509	$328,452,026
Issued in reinvestment of distributions	9,883,503	297,788,059	4,256,773	128,872,644
Redeemed	(5,482,608)	(179,355,685)	(11,629,899)	(352,671,700)
	9,800,643	295,391,685	3,444,383	104,652,970
Institutional Class/Shares Authorized	90,000,000		90,000,000
Sold	1,800,056	58,004,008	4,665,915	141,911,794
Issued in reinvestment of distributions	1,708,867	51,564,359	748,636	22,705,520
Redeemed	(1,478,889)	(48,353,281)	(2,603,995)	(79,289,381)
	2,030,034	61,215,086	2,810,556	85,327,933
A Class/Shares Authorized	50,000,000		50,000,000
Sold	1,512,048	49,129,026	1,649,958	50,403,488
Issued in reinvestment of distributions	1,165,399	35,030,817	461,154	13,933,693
Redeemed	(1,029,372)	(33,953,417)	(1,642,181)	(49,790,221)
	1,648,075	50,206,426	468,931	14,546,960
C Class/Shares Authorized	10,000,000		10,000,000
Sold	88,773	2,892,222	118,288	3,619,781
Issued in reinvestment of distributions	51,675	1,535,265	15,240	455,468
Redeemed	(45,787)	(1,491,939)	(47,976)	(1,444,342)
	94,661	2,935,548	85,552	2,630,907
R Class/Shares Authorized	10,000,000		10,000,000
Sold	544,272	17,759,765	182,812	5,509,223
Issued in reinvestment of distributions	102,397	3,072,826	21,122	637,563
Redeemed	(102,161)	(3,382,699)	(159,249)	(4,777,548)
	544,508	17,449,892	44,685	1,369,238
Net increase (decrease)	14,117,921	$427,198,637	6,854,107	$208,528,008

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,512,597,653	—	—
Temporary Cash Investments	6,857,543	$31,684,466	—
	$3,519,455,196	$31,684,466	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,854,327,775
Gross tax appreciation of investments	$746,606,262
Gross tax depreciation of investments	(49,794,375)
Net tax appreciation (depreciation) of investments	$696,811,887

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$32.75	0.22	1.59	1.81	(0.23)	(3.59)	(3.82)	$30.74	5.83%	0.67%(4)	1.31%(4)	41%	$2,712,398
2014	$27.74	0.44	6.31	6.75	(0.43)	(1.31)	(1.74)	$32.75	24.92%	0.67%	1.45%	80%	$2,568,711
2013	$23.30	0.47	4.43	4.90	(0.46)	—	(0.46)	$27.74	21.19%	0.68%	1.82%	94%	$2,080,375
2012	$22.37	0.34	0.93	1.27	(0.34)	—	(0.34)	$23.30	5.76%	0.68%	1.55%	86%	$1,654,130
2011	$17.20	0.26	5.16	5.42	(0.25)	—	(0.25)	$22.37	31.66%	0.69%	1.28%	74%	$1,615,829
2010	$15.32	0.21	1.87	2.08	(0.20)	—	(0.20)	$17.20	13.47%	0.70%	1.14%	64%	$1,371,992
Institutional Class
2014(3)	$32.77	0.25	1.59	1.84	(0.26)	(3.59)	(3.85)	$30.76	5.94%	0.47%(4)	1.51%(4)	41%	$484,989
2014	$27.75	0.50	6.32	6.82	(0.49)	(1.31)	(1.80)	$32.77	25.19%	0.47%	1.65%	80%	$450,166
2013	$23.31	0.52	4.43	4.95	(0.51)	—	(0.51)	$27.75	21.42%	0.48%	2.02%	94%	$303,312
2012	$22.38	0.38	0.93	1.31	(0.38)	—	(0.38)	$23.31	5.97%	0.48%	1.75%	86%	$216,802
2011	$17.21	0.30	5.17	5.47	(0.30)	—	(0.30)	$22.38	31.91%	0.49%	1.48%	74%	$200,191
2010	$15.33	0.24	1.87	2.11	(0.23)	—	(0.23)	$17.21	13.69%	0.50%	1.34%	64%	$203,860
A Class
2014(3)	$32.72	0.18	1.58	1.76	(0.18)	(3.59)	(3.77)	$30.71	5.70%	0.92%(4)	1.06%(4)	41%	$330,955
2014	$27.72	0.37	6.29	6.66	(0.35)	(1.31)	(1.66)	$32.72	24.59%	0.92%	1.20%	80%	$298,677
2013	$23.28	0.40	4.43	4.83	(0.39)	—	(0.39)	$27.72	20.91%	0.93%	1.57%	94%	$240,027
2012	$22.35	0.28	0.93	1.21	(0.28)	—	(0.28)	$23.28	5.51%	0.93%	1.30%	86%	$183,498
2011	$17.19	0.20	5.16	5.36	(0.20)	—	(0.20)	$22.35	31.30%	0.94%	1.03%	74%	$182,195
2010	$15.31	0.16	1.87	2.03	(0.15)	—	(0.15)	$17.19	13.20%	0.95%	0.89%	64%	$237,076

20

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$32.50	0.05	1.58	1.63	(0.05)	(3.59)	(3.64)	$30.49	5.28%	1.67%(4)	0.31%(4)	41%	$15,500
2014	$27.54	0.14	6.25	6.39	(0.12)	(1.31)	(1.43)	$32.50	23.68%	1.67%	0.45%	80%	$13,447
2013	$23.13	0.21	4.40	4.61	(0.20)	—	(0.20)	$27.54	20.02%	1.68%	0.82%	94%	$9,039
2012	$22.21	0.12	0.92	1.04	(0.12)	—	(0.12)	$23.13	4.71%	1.68%	0.55%	86%	$7,013
2011	$17.08	0.06	5.12	5.18	(0.05)	—	(0.05)	$22.21	30.34%	1.69%	0.28%	74%	$6,611
2010	$15.22	0.03	1.85	1.88	(0.02)	—	(0.02)	$17.08	12.33%	1.70%	0.14%	64%	$5,536
R Class
2014(3)	$32.74	0.14	1.58	1.72	(0.14)	(3.59)	(3.73)	$30.73	5.55%	1.17%(4)	0.81%(4)	41%	$28,746
2014	$27.73	0.29	6.30	6.59	(0.27)	(1.31)	(1.58)	$32.74	24.31%	1.17%	0.95%	80%	$12,795
2013	$23.29	0.34	4.43	4.77	(0.33)	—	(0.33)	$27.73	20.60%	1.18%	1.32%	94%	$9,600
2012	$22.36	0.23	0.93	1.16	(0.23)	—	(0.23)	$23.29	5.24%	1.18%	1.05%	86%	$6,848
2011	$17.20	0.16	5.15	5.31	(0.15)	—	(0.15)	$22.36	30.95%	1.19%	0.78%	74%	$5,189
2010	$15.32	0.12	1.87	1.99	(0.11)	—	(0.11)	$17.20	12.91%	1.20%	0.64%	64%	$3,770

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84540 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Equity Market Neutral Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ALHIX	0.71%	1.62%	2.76%	1.65%	9/30/05
Barclays U.S. 1-3 Month Treasury Bill Index	—	0.01%	0.02%	0.07%	1.36%	—
Institutional Class	ALISX	0.79%	1.77%	2.96%	1.86%	9/30/05
A Class	ALIAX					9/30/05
No sales charge*		0.63%	1.37%	2.50%	1.41%
With sales charge*		-5.12%	-4.47%	1.29%	0.76%
C Class	ALICX					9/30/05
No sales charge*		0.19%	0.58%	1.71%	0.64%
With sales charge*		-0.81%	0.58%	1.71%	0.64%
R Class	ALIRX	0.55%	1.11%	2.23%	1.15%	9/30/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.92%	2.72%	3.17%	3.92%	3.42%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Long Holdings	% of net assets
Rite Aid Corp.	0.81%
Royal Caribbean Cruises Ltd.	0.72%
Amtrust Financial Services, Inc.	0.68%
Centene Corp.	0.67%
Matson, Inc.	0.64%
Western Digital Corp.	0.64%
Pilgrim's Pride Corp.	0.64%
PPG Industries, Inc.	0.63%
Fairchild Semiconductor International, Inc.	0.62%
Seaboard Corp.	0.62%

Top Ten Short Holdings	% of net assets
CarMax, Inc.	(0.69)%
WellCare Health Plans, Inc.	(0.66)%
Allegiant Travel Co.	(0.66)%
WGL Holdings, Inc.	(0.66)%
Post Holdings, Inc.	(0.65)%
Norwegian Cruise Line Holdings Ltd.	(0.64)%
Under Armour, Inc., Class A	(0.64)%
Hain Celestial Group, Inc. (The)	(0.63)%
SYNNEX Corp.	(0.62)%
Penske Automotive Group, Inc.	(0.62)%

Types of Investments in Portfolio	% of net assets
Common Stocks	95.5%
Common Stocks Sold Short	(95.5)%
Temporary Cash Investments	3.3%
Other Assets and Liabilities*	96.7%
*Amount relates primarily to deposits with broker for securities sold short at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1)7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,007.10	$14.82	2.93%
Institutional Class	$1,000	$1,007.90	$13.82	2.73%
A Class	$1,000	$1,006.30	$16.08	3.18%
C Class	$1,000	$1,001.90	$19.83	3.93%
R Class	$1,000	$1,005.50	$17.34	3.43%
Hypothetical
Investor Class	$1,000	$1,010.44	$14.85	2.93%
Institutional Class	$1,000	$1,011.44	$13.84	2.73%
A Class	$1,000	$1,009.18	$16.10	3.18%
C Class	$1,000	$1,005.39	$19.86	3.93%
R Class	$1,000	$1,007.92	$17.36	3.43%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.5%
Aerospace and Defense — 3.2%
Honeywell International, Inc.	6,040	$603,517
Huntington Ingalls Industries, Inc.	6,318	710,522
Lockheed Martin Corp.(1)	3,343	643,761
Moog, Inc., Class A(1)(2)	8,321	616,004
Teledyne Technologies, Inc.(2)	6,095	626,200
Textron, Inc.(1)	14,060	592,067
		3,792,071
Airlines — 0.6%
Southwest Airlines Co.(1)	16,643	704,332
Auto Components — 1.2%
Dana Holding Corp.	28,116	611,242
Magna International, Inc.	2,993	325,309
Tenneco, Inc.(1)(2)	7,748	438,614
		1,375,165
Banks — 0.6%
First Horizon National Corp.(1)	23,206	315,137
Wintrust Financial Corp.	9,446	441,695
		756,832
Beverages — 0.6%
Dr Pepper Snapple Group, Inc.(1)	9,308	667,197
Biotechnology — 1.2%
Amgen, Inc.	1,660	264,421
Biogen Idec, Inc.(2)	824	279,707
Celgene Corp.(2)	2,537	283,789
Regeneron Pharmaceuticals, Inc.(2)	680	278,970
United Therapeutics Corp.(2)	2,163	280,087
		1,386,974
Building Products — 0.6%
Masco Corp.(1)	27,551	694,285
Capital Markets — 3.7%
Evercore Partners, Inc., Class A(1)	11,964	626,555
Franklin Resources, Inc.(1)	10,257	567,930
Janus Capital Group, Inc.(1)	44,636	719,979
Legg Mason, Inc.(1)	11,087	591,713
SEI Investments Co.(1)	15,845	634,434
T. Rowe Price Group, Inc.(1)	7,092	608,919
Waddell & Reed Financial, Inc., Class A(1)	12,852	640,286
		4,389,816
Chemicals — 3.8%
Albemarle Corp.(1)	10,848	652,290
Ashland, Inc.	905	108,383

7

	Shares	Value
Cabot Corp.(1)	13,102	$574,654
Dow Chemical Co. (The)(1)	10,600	483,466
Eastman Chemical Co.	5,577	423,071
International Flavors & Fragrances, Inc.	5,976	605,727
Olin Corp.(1)	17,078	388,866
PolyOne Corp.(1)	13,871	525,850
PPG Industries, Inc.(1)	3,215	743,147
		4,505,454
Commercial Services and Supplies — 2.5%
Cintas Corp.(1)	8,798	690,115
Deluxe Corp.(1)	7,616	474,096
Herman Miller, Inc.(1)	20,022	589,248
Pitney Bowes, Inc.(1)	24,741	602,938
Ritchie Bros Auctioneers, Inc.(1)	24,602	661,548
		3,017,945
Communications Equipment — 2.3%
ADTRAN, Inc.(1)	11,344	247,299
ARRIS Group, Inc.(1)(2)	18,465	557,459
Brocade Communications Systems, Inc.(1)	44,305	524,571
Juniper Networks, Inc.	3,588	80,084
Polycom, Inc.(1)(2)	53,148	717,498
QUALCOMM, Inc.	8,218	610,844
		2,737,755
Construction and Engineering — 0.1%
EMCOR Group, Inc.	2,575	114,562
Consumer Finance — 1.2%
Cash America International, Inc.(1)	13,647	308,695
Credit Acceptance Corp.(2)	4,858	662,680
Springleaf Holdings, Inc.(2)	11,600	419,572
		1,390,947
Containers and Packaging — 1.6%
Ball Corp.(1)	9,139	623,006
Crown Holdings, Inc.(1)(2)	13,029	663,176
Sonoco Products Co.(1)	14,417	630,023
		1,916,205
Diversified Consumer Services — 1.6%
Apollo Education Group, Inc., Class A(1)(2)	17,403	593,616
DeVry Education Group, Inc.(1)	13,463	639,089
H&R Block, Inc.(1)	19,892	669,963
		1,902,668
Diversified Financial Services — 0.2%
Voya Financial, Inc.(1)	5,994	254,026
Electric Utilities — 1.1%
Entergy Corp.(1)	7,409	648,139
IDACORP, Inc.	906	59,968
UIL Holdings Corp.(1)	14,688	639,516
		1,347,623

8

	Shares	Value
Electrical Equipment — 1.4%
Emerson Electric Co.(1)	7,234	$446,555
Generac Holdings, Inc.(1)(2)	14,133	660,859
Rockwell Automation, Inc.(1)	4,473	497,398
		1,604,812
Electronic Equipment, Instruments and Components — 1.7%
Dolby Laboratories, Inc., Class A(1)	15,138	652,751
Itron, Inc.(1)(2)	6,574	278,014
Vishay Intertechnology, Inc.(1)	40,096	567,358
Zebra Technologies Corp., Class A(1)(2)	6,233	482,497
		1,980,620
Energy Equipment and Services — 3.3%
Baker Hughes, Inc.(1)	11,241	630,283
Forum Energy Technologies, Inc.(2)	27,957	579,549
Helmerich & Payne, Inc.	4,977	335,549
National Oilwell Varco, Inc.	5,008	328,174
Oil States International, Inc.(1)(2)	9,256	452,618
Schlumberger Ltd.	6,450	550,894
Superior Energy Services, Inc.(1)	25,410	512,012
US Silica Holdings, Inc.(1)	19,566	502,651
		3,891,730
Food and Staples Retailing — 1.7%
Rite Aid Corp.(1)(2)	126,816	953,657
SUPERVALU, Inc.(1)(2)	71,733	695,810
Wal-Mart Stores, Inc.	4,732	406,384
		2,055,851
Food Products — 4.6%
Archer-Daniels-Midland Co.(1)	13,542	704,184
Bunge Ltd.	7,220	656,370
ConAgra Foods, Inc.	16,838	610,883
Ingredion, Inc.(1)	8,157	692,040
Pilgrim's Pride Corp.(1)(2)	22,890	750,563
Pinnacle Foods, Inc.(1)	17,452	616,055
Sanderson Farms, Inc.	7,506	630,692
Seaboard Corp.(2)	174	730,443
		5,391,230
Gas Utilities — 0.6%
New Jersey Resources Corp.(1)	11,344	694,253
Health Care Equipment and Supplies — 1.3%
Becton Dickinson and Co.(1)	1,780	247,705
C.R. Bard, Inc.(1)	3,031	505,025
DexCom, Inc.(2)	3,354	184,638
Hologic, Inc.(2)	7,299	195,175
St. Jude Medical, Inc.	6,236	405,527
		1,538,070

9

	Shares	Value
Health Care Providers and Services — 2.1%
Aetna, Inc.(1)	7,933	$704,688
Centene Corp.(1)(2)	7,644	793,830
Health Net, Inc.(1)(2)	13,381	716,285
Molina Healthcare, Inc.(2)	5,444	291,417
		2,506,220
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(1)(2)	49,130	627,390
Hotels, Restaurants and Leisure — 4.1%
Brinker International, Inc.(1)	10,906	640,073
Buffalo Wild Wings, Inc.(1)(2)	1,070	193,007
Chipotle Mexican Grill, Inc.(2)	894	611,952
Choice Hotels International, Inc.(1)	11,872	665,070
Cracker Barrel Old Country Store, Inc.	2,930	412,427
Marriott Vacations Worldwide Corp.	5,054	376,725
Royal Caribbean Cruises Ltd.(1)	10,373	855,046
SeaWorld Entertainment, Inc.(1)	13,896	248,738
Six Flags Entertainment Corp.	3,349	144,509
Wyndham Worldwide Corp.(1)	7,900	677,504
		4,825,051
Household Durables — 1.2%
Harman International Industries, Inc.	6,355	678,142
Newell Rubbermaid, Inc.(1)	18,287	696,552
		1,374,694
Household Products — 1.6%
Energizer Holdings, Inc.	4,945	635,729
Kimberly-Clark Corp.(1)	5,566	643,096
Spectrum Brands Holdings, Inc.	6,445	616,657
		1,895,482
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.(1)(2)	7,702	170,445
Industrial Conglomerates — 0.5%
3M Co.	944	155,118
Danaher Corp.(1)	4,979	426,750
		581,868
Insurance — 2.9%
Allstate Corp. (The)	9,336	655,854
American International Group, Inc.(1)	11,834	662,822
Amtrust Financial Services, Inc.(1)	14,389	809,381
Aspen Insurance Holdings Ltd.(1)	5,735	251,021
Hanover Insurance Group, Inc. (The)(1)	9,503	677,754
RenaissanceRe Holdings Ltd.(1)	3,652	355,048
		3,411,880
Internet and Catalog Retail — 0.7%
Expedia, Inc.(1)	7,787	664,698
HSN, Inc.(1)	1,958	148,808
		813,506

10

	Shares	Value
Internet Software and Services — 0.5%
VeriSign, Inc.(1)(2)	10,877	$619,989
IT Services — 2.3%
Amdocs Ltd.(1)	10,157	473,875
Computer Sciences Corp.(1)	9,644	608,054
Science Applications International Corp.	6,360	315,011
Syntel, Inc.(1)(2)	14,536	653,829
Teradata Corp.(1)(2)	14,259	622,833
		2,673,602
Life Sciences Tools and Services — 1.7%
Bio-Rad Laboratories, Inc., Class A(2)	5,053	609,190
Bruker Corp.(1)(2)	30,946	607,160
PAREXEL International Corp.(1)(2)	10,729	596,103
PerkinElmer, Inc.	3,594	157,166
		1,969,619
Machinery — 3.2%
Caterpillar, Inc.(1)	6,270	573,893
Dover Corp.	3,917	280,927
Joy Global, Inc.(1)	9,408	437,660
Parker-Hannifin Corp.	5,563	717,349
Rexnord Corp.(1)(2)	19,262	543,381
Snap-On, Inc.	3,887	531,509
Stanley Black & Decker, Inc.	7,054	677,748
		3,762,467
Marine — 1.1%
Kirby Corp.(2)	6,555	529,251
Matson, Inc.(1)	22,072	761,925
		1,291,176
Media — 1.7%
Cablevision Systems Corp., Class A(1)	32,723	675,403
Interpublic Group of Cos., Inc. (The)	6,284	130,519
John Wiley & Sons, Inc., Class A(1)	9,501	562,839
News Corp., Class A(1)(2)	39,583	621,057
		1,989,818
Metals and Mining — 1.4%
Barrick Gold Corp.	49,542	532,576
Steel Dynamics, Inc.(1)	30,094	594,056
United States Steel Corp.(1)	20,799	556,165
		1,682,797
Multi-Utilities — 0.6%
Vectren Corp.(1)	14,425	666,868
Multiline Retail — 1.8%
Big Lots, Inc.(1)	15,490	619,910
Dillard's, Inc., Class A(1)	5,663	708,894
Kohl's Corp.	1,914	116,831
Macy's, Inc.(1)	10,335	679,526
		2,125,161

11

	Shares	Value
Oil, Gas and Consumable Fuels — 3.7%
Anadarko Petroleum Corp.(1)	7,467	$616,028
Chesapeake Energy Corp.(1)	24,923	487,743
Denbury Resources, Inc.(1)	14,441	117,405
EOG Resources, Inc.(1)	6,405	589,708
Kosmos Energy Ltd.(1)(2)	68,885	577,945
Newfield Exploration Co.(1)(2)	17,906	485,611
Southwestern Energy Co.(1)(2)	18,287	499,052
Tesoro Corp.	4,546	337,995
Valero Energy Corp.(1)	12,383	612,959
		4,324,446
Personal Products — 0.5%
Avon Products, Inc.(1)	62,137	583,466
Pharmaceuticals — 2.1%
AbbVie, Inc.	9,604	628,486
Johnson & Johnson(1)	6,041	631,708
Merck & Co., Inc.(1)	10,942	621,396
Pfizer, Inc.(1)	20,221	629,884
		2,511,474
Professional Services — 1.1%
IHS, Inc., Class A(2)	4,774	543,663
Manpowergroup, Inc.(1)	9,909	675,497
Robert Half International, Inc.	2,096	122,364
		1,341,524
Real Estate Investment Trusts (REITs) — 4.3%
Apartment Investment & Management Co., Class A	7,870	292,371
Equity Lifestyle Properties, Inc.(1)	13,526	697,265
Geo Group, Inc. (The)(1)	10,039	405,174
Host Hotels & Resorts, Inc.(1)	26,862	638,510
LaSalle Hotel Properties(1)	15,101	611,137
Pebblebrook Hotel Trust(1)	4,006	182,794
Potlatch Corp.(1)	14,249	596,606
PS Business Parks, Inc.	5,942	472,627
Rayonier, Inc.(1)	21,817	609,567
Ryman Hospitality Properties, Inc.(1)	12,033	634,620
		5,140,671
Real Estate Management and Development — 0.7%
Jones Lang LaSalle, Inc.	4,432	664,490
St. Joe Co. (The)(1)(2)	7,726	142,081
		806,571
Road and Rail — 0.2%
Norfolk Southern Corp.	2,586	283,451
Semiconductors and Semiconductor Equipment — 2.5%
Broadcom Corp., Class A	2,120	91,860
Fairchild Semiconductor International, Inc.(1)(2)	43,434	733,166
Freescale Semiconductor Ltd.(1)(2)	15,281	385,540

12

	Shares	Value
NVIDIA Corp.	3,391	$67,989
ON Semiconductor Corp.(1)(2)	36,761	372,389
Semtech Corp.(1)(2)	25,535	704,000
Synaptics, Inc.(2)	944	64,985
Teradyne, Inc.(1)	26,398	522,416
		2,942,345
Software — 2.5%
Aspen Technology, Inc.(1)(2)	3,207	112,309
Cadence Design Systems, Inc.(1)(2)	32,907	624,246
Electronic Arts, Inc.(2)	4,100	192,761
Mentor Graphics Corp.(1)	19,734	432,569
PTC, Inc.(1)(2)	12,031	440,936
Rovi Corp.(1)(2)	9,095	205,456
Symantec Corp.(1)	8,945	229,484
Synopsys, Inc.(1)(2)	15,665	680,958
		2,918,719
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A(1)	20,167	577,583
Bed Bath & Beyond, Inc.(2)	3,787	288,456
Best Buy Co., Inc.(1)	9,751	380,094
Buckle, Inc. (The)(1)	10,973	576,302
Foot Locker, Inc.(1)	11,098	623,486
Guess?, Inc.(1)	27,720	584,337
Lowe's Cos., Inc.	7,601	522,949
PetSmart, Inc.(1)	8,757	711,900
		4,265,107
Technology Hardware, Storage and Peripherals — 1.6%
NetApp, Inc.(1)	11,442	474,271
SanDisk Corp.	6,853	671,457
Western Digital Corp.	6,831	756,192
		1,901,920
Textiles, Apparel and Luxury Goods — 2.5%
Deckers Outdoor Corp.(1)(2)	6,576	598,679
Fossil Group, Inc.(2)	5,551	614,718
Iconix Brand Group, Inc.(1)(2)	17,852	603,219
Skechers U.S.A., Inc., Class A(2)	10,528	581,672
Steven Madden Ltd.(1)(2)	18,920	602,224
		3,000,512
Thrifts and Mortgage Finance — 1.0%
EverBank Financial Corp.(1)	32,445	618,402
Nationstar Mortgage Holdings, Inc.(2)	20,290	571,975
		1,190,377
Trading Companies and Distributors — 0.5%
United Rentals, Inc.(2)	1,735	176,987
WESCO International, Inc.(2)	5,348	407,571
		584,558
TOTAL COMMON STOCKS (Cost $102,379,671)		112,893,597

13

	Shares	Value
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $656,058), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $642,567)		$642,566
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $2,624,375), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $2,571,000)		2,571,000
State Street Institutional Liquid Reserves Fund, Premier Class	723,901	723,901
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,937,467)		3,937,467
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.8% (Cost $106,317,138)		116,831,064
COMMON STOCKS SOLD SHORT — (95.5)%
Aerospace and Defense — (2.2)%
DigitalGlobe, Inc.	(19,976)	(618,657)
Precision Castparts Corp.	(2,612)	(629,179)
Rockwell Collins, Inc.	(7,876)	(665,364)
TransDigm Group, Inc.	(3,381)	(663,859)
		(2,577,059)
Air Freight and Logistics — (0.2)%
UTi Worldwide, Inc.	(24,243)	(292,613)
Airlines — (1.2)%
Allegiant Travel Co.	(5,181)	(778,860)
Spirit Airlines, Inc.	(8,621)	(651,575)
		(1,430,435)
Auto Components — (0.5)%
BorgWarner, Inc.	(10,449)	(574,173)
Automobiles — (0.5)%
Thor Industries, Inc.	(11,126)	(621,610)
Banks — (2.1)%
BankUnited, Inc.	(13,659)	(395,701)
City National Corp.	(7,060)	(570,519)
Cullen/Frost Bankers, Inc.	(2,647)	(186,984)
First Citizens BancShares, Inc., Class A	(2,103)	(531,618)
FirstMerit Corp.	(6,573)	(124,164)
Investors Bancorp, Inc.	(10,557)	(118,502)
M&T Bank Corp.	(4,647)	(583,756)
		(2,511,244)
Beverages — (1.5)%
Boston Beer Co., Inc. (The), Class A	(2,050)	(593,557)
Brown-Forman Corp., Class B	(6,973)	(612,508)
Constellation Brands, Inc., Class A	(6,170)	(605,709)
		(1,811,774)
Biotechnology — (0.7)%
BioMarin Pharmaceutical, Inc.	(2,821)	(255,018)
Cepheid, Inc.	(5,070)	(274,490)
Synageva BioPharma Corp.	(3,115)	(289,041)
		(818,549)

14

	Shares	Value
Building Products — (1.0)%
Armstrong World Industries, Inc.	(11,938)	$(610,270)
Fortune Brands Home & Security, Inc.	(13,574)	(614,495)
		(1,224,765)
Capital Markets — (2.2)%
Bank of New York Mellon Corp. (The)	(15,081)	(611,836)
Charles Schwab Corp. (The)	(19,703)	(594,833)
Eaton Vance Corp.	(2,733)	(111,862)
Northern Trust Corp.	(8,734)	(588,672)
State Street Corp.	(8,833)	(693,390)
		(2,600,593)
Chemicals — (4.3)%
Agrium, Inc.	(7,002)	(663,230)
Axiall Corp.	(13,381)	(568,291)
CF Industries Holdings, Inc.	(2,204)	(600,678)
FMC Corp.	(10,414)	(593,910)
HB Fuller Co.	(15,048)	(670,087)
RPM International, Inc.	(13,899)	(704,818)
Tronox Ltd., Class A	(24,863)	(593,729)
WR Grace & Co.	(6,868)	(655,139)
		(5,049,882)
Commercial Services and Supplies — (1.6)%
Covanta Holding Corp.	(26,178)	(576,178)
Interface, Inc.	(37,718)	(621,216)
Stericycle, Inc.	(4,992)	(654,351)
		(1,851,745)
Communications Equipment — (1.1)%
Motorola Solutions, Inc.	(8,998)	(603,586)
Palo Alto Networks, Inc.	(552)	(67,658)
ViaSat, Inc.	(10,395)	(655,197)
		(1,326,441)
Construction and Engineering — (1.6)%
Chicago Bridge & Iron Co. NV	(6,997)	(293,734)
Fluor Corp.	(1,169)	(70,876)
Granite Construction, Inc.	(16,786)	(638,204)
KBR, Inc.	(28,921)	(490,211)
Quanta Services, Inc.	(14,928)	(423,806)
		(1,916,831)
Consumer Finance — (1.1)%
American Express Co.	(7,286)	(677,890)
Capital One Financial Corp.	(7,253)	(598,735)
		(1,276,625)
Containers and Packaging — (1.1)%
Greif, Inc., Class A	(13,079)	(617,721)
Sealed Air Corp.	(16,395)	(695,640)
		(1,313,361)

15

	Shares	Value
Distributors — (0.6)%
Pool Corp.	(10,626)	$(674,113)
Diversified Consumer Services — (1.1)%
Graham Holdings Co., Class B	(745)	(643,464)
Service Corp. International/US	(28,352)	(643,590)
		(1,287,054)
Diversified Financial Services — (1.6)%
CME Group, Inc.	(7,388)	(654,946)
Intercontinental Exchange, Inc.	(2,939)	(644,493)
Leucadia National Corp.	(26,720)	(599,063)
		(1,898,502)
Electric Utilities — (1.6)%
ALLETE, Inc.	(12,049)	(664,382)
ITC Holdings Corp.	(6,758)	(273,226)
PPL Corp.	(8,931)	(324,463)
Xcel Energy, Inc.	(16,950)	(608,844)
		(1,870,915)
Electrical Equipment — (0.9)%
Franklin Electric Co., Inc.	(16,493)	(618,982)
Hubbell, Inc., Class B	(4,754)	(507,870)
		(1,126,852)
Electronic Equipment, Instruments and Components — (3.2)%
Amphenol Corp., Class A	(11,372)	(611,927)
Anixter International, Inc.	(845)	(74,749)
AVX Corp.	(47,608)	(666,512)
Ingram Micro, Inc., Class A	(23,897)	(660,513)
Jabil Circuit, Inc.	(31,618)	(690,221)
SYNNEX Corp.	(9,445)	(738,221)
Tech Data Corp.	(5,527)	(349,472)
		(3,791,615)
Energy Equipment and Services — (3.3)%
Atwood Oceanics, Inc.	(19,522)	(553,839)
Bristow Group, Inc.	(9,325)	(613,492)
Noble Corp. plc	(34,403)	(570,058)
Oceaneering International, Inc.	(9,849)	(579,220)
Patterson-UTI Energy, Inc.	(13,360)	(221,642)
Rowan Cos. plc	(27,580)	(643,166)
RPC, Inc.	(5,926)	(77,275)
Tidewater, Inc.	(18,769)	(608,303)
		(3,866,995)
Food and Staples Retailing — (1.7)%
Casey's General Stores, Inc.	(7,432)	(671,258)
Costco Wholesale Corp.	(419)	(59,393)
Pricesmart, Inc.	(6,690)	(610,262)
United Natural Foods, Inc.	(9,381)	(725,386)
		(2,066,299)

16

	Shares	Value
Food Products — (4.0)%
Darling Ingredients, Inc.	(33,852)	$(614,752)
Hain Celestial Group, Inc. (The)	(12,764)	(744,014)
Hershey Co. (The)	(5,649)	(587,101)
JM Smucker Co. (The)	(5,788)	(584,472)
Mead Johnson Nutrition Co.	(2,149)	(216,060)
Post Holdings, Inc.	(18,454)	(773,038)
TreeHouse Foods, Inc.	(6,821)	(583,400)
WhiteWave Foods Co., Class A	(17,593)	(615,579)
		(4,718,416)
Gas Utilities — (1.2)%
South Jersey Industries, Inc.	(10,283)	(605,977)
WGL Holdings, Inc.	(14,202)	(775,713)
		(1,381,690)
Health Care Equipment and Supplies — (0.8)%
Abbott Laboratories	(6,158)	(277,233)
Cooper Cos., Inc. (The)	(3,950)	(640,256)
		(917,489)
Health Care Providers and Services — (3.7)%
Acadia Healthcare Co., Inc.	(10,629)	(650,601)
Air Methods Corp.	(9,821)	(432,419)
Brookdale Senior Living, Inc.	(13,329)	(488,774)
Catamaran Corp.	(5,254)	(271,895)
Henry Schein, Inc.	(2,156)	(293,539)
MWI Veterinary Supply, Inc.	(1,043)	(177,216)
Owens & Minor, Inc.	(18,134)	(636,685)
Tenet Healthcare Corp.	(12,197)	(618,022)
WellCare Health Plans, Inc.	(9,496)	(779,242)
		(4,348,393)
Hotels, Restaurants and Leisure — (2.5)%
Bob Evans Farms, Inc.	(12,630)	(646,404)
Life Time Fitness, Inc.	(5,465)	(309,428)
Norwegian Cruise Line Holdings Ltd.	(16,224)	(758,634)
Starbucks Corp.	(8,048)	(660,339)
Wynn Resorts Ltd.	(3,961)	(589,238)
		(2,964,043)
Household Durables — (2.5)%
D.R. Horton, Inc.	(24,180)	(611,512)
Jarden Corp.	(14,298)	(684,588)
Lennar Corp., Class A	(8,090)	(362,513)
M.D.C. Holdings, Inc.	(22,610)	(598,487)
Mohawk Industries, Inc.	(3,439)	(534,283)
Standard Pacific Corp.	(25,912)	(188,899)
		(2,980,282)
Household Products — (0.1)%
Colgate-Palmolive Co.	(1,928)	(133,398)
17

	Shares	Value
Insurance — (4.4)%
Arthur J Gallagher & Co.	(12,318)	$(579,931)
CNO Financial Group, Inc.	(36,312)	(625,293)
First American Financial Corp.	(16,466)	(558,197)
Loews Corp.	(13,036)	(547,773)
Marsh & McLennan Cos., Inc.	(10,484)	(600,104)
Old Republic International Corp.	(39,587)	(579,158)
Primerica, Inc.	(5,980)	(324,475)
ProAssurance Corp.	(13,001)	(586,995)
Validus Holdings Ltd.	(5,010)	(208,216)
White Mountains Insurance Group Ltd.	(878)	(553,236)
		(5,163,378)
Internet Software and Services — (1.7)%
Cornerstone OnDemand, Inc.	(11,845)	(416,944)
Dealertrack Technologies, Inc.	(14,503)	(642,628)
Pandora Media, Inc.	(22,604)	(403,029)
Yahoo!, Inc.	(11,664)	(589,149)
		(2,051,750)
IT Services — (3.1)%
Alliance Data Systems Corp.	(2,308)	(660,203)
CoreLogic, Inc.	(21,814)	(689,104)
FleetCor Technologies, Inc.	(1,283)	(190,795)
Genpact Ltd.	(14,271)	(270,150)
Global Payments, Inc.	(8,139)	(657,062)
iGATE Corp.	(16,401)	(647,512)
WEX, Inc.	(5,735)	(567,306)
		(3,682,132)
Life Sciences Tools and Services — (0.2)%
Bio-Techne Corp.	(2,994)	(276,646)
Machinery — (1.8)%
CLARCOR, Inc.	(9,642)	(642,543)
Donaldson Co., Inc.	(15,241)	(588,760)
ITT Corp.	(14,838)	(600,345)
Nordson Corp.	(4,207)	(327,978)
		(2,159,626)
Media — (3.2)%
AMC Networks, Inc., Class A	(7,953)	(507,163)
Charter Communications, Inc., Class A	(3,498)	(582,837)
Cinemark Holdings, Inc.	(8,815)	(313,638)
DISH Network Corp., Class A	(7,261)	(529,254)
Loral Space & Communications, Inc.	(7,248)	(570,490)
Tribune Media Co.	(9,837)	(587,957)
Twenty-First Century Fox, Inc.	(16,599)	(637,485)
		(3,728,824)
Metals and Mining — (1.4)%
Allegheny Technologies, Inc.	(17,917)	(622,974)
Carpenter Technology Corp.	(11,667)	(574,600)

18

	Shares	Value
Goldcorp, Inc.	(24,879)	$(460,759)
		(1,658,333)
Multi-Utilities — (1.2)%
Dominion Resources, Inc.	(8,600)	(661,340)
NiSource, Inc.	(14,789)	(627,349)
Sempra Energy	(1,416)	(157,686)
		(1,446,375)
Multiline Retail — (0.2)%
Nordstrom, Inc.	(2,939)	(233,327)
Oil, Gas and Consumable Fuels — (5.0)%
Antero Resources Corp.	(5,665)	(229,886)
Apache Corp.	(6,618)	(414,750)
CONSOL Energy, Inc.	(16,941)	(572,775)
Diamondback Energy, Inc.	(10,219)	(610,892)
Enbridge, Inc.	(12,954)	(665,965)
Energen Corp.	(6,769)	(431,592)
EQT Corp.	(7,098)	(537,319)
Gulfport Energy Corp.	(13,583)	(566,954)
Noble Energy, Inc.	(7,464)	(354,018)
QEP Resources, Inc.	(27,814)	(562,399)
SemGroup Corp., Class A	(5,206)	(356,038)
Williams Cos., Inc. (The)	(12,927)	(580,939)
		(5,883,527)
Paper and Forest Products — (0.6)%
Louisiana-Pacific Corp.	(42,161)	(698,186)
Pharmaceuticals — (2.2)%
Akorn, Inc.	(15,249)	(552,014)
Endo International plc	(9,649)	(695,886)
Mallinckrodt plc	(6,383)	(632,108)
Perrigo Co. plc	(4,013)	(670,813)
		(2,550,821)
Professional Services — (0.5)%
Advisory Board Co. (The)	(12,055)	(590,454)
Real Estate Investment Trusts (REITs) — (2.9)%
Essex Property Trust, Inc.	(3,205)	(662,153)
Healthcare Trust of America, Inc., Class A	(23,251)	(626,368)
Kite Realty Group Trust	(18,121)	(520,798)
Piedmont Office Realty Trust, Inc., Class A	(4,252)	(80,108)
Spirit Realty Capital, Inc.	(52,231)	(621,027)
Strategic Hotels & Resorts, Inc.	(19,645)	(259,903)
WP Carey, Inc.	(8,631)	(605,033)
		(3,375,390)
Real Estate Management and Development — (1.5)%
Alexander & Baldwin, Inc.	(16,445)	(645,631)
Howard Hughes Corp. (The)	(4,277)	(557,806)
Kennedy-Wilson Holdings, Inc.	(23,347)	(590,679)
		(1,794,116)
Road and Rail — (1.1)%
JB Hunt Transport Services, Inc.	(7,738)	(651,926)

19

	Shares	Value
Kansas City Southern	(5,098)	$(622,109)
		(1,274,035)
Semiconductors and Semiconductor Equipment — (1.1)%
Cree, Inc.	(12,083)	(389,314)
SunEdison, Inc.	(30,348)	(592,089)
SunPower Corp.	(10,850)	(280,256)
		(1,261,659)
Software — (1.0)%
CommVault Systems, Inc.	(7,113)	(367,671)
FireEye, Inc.	(7,751)	(244,777)
Solera Holdings, Inc.	(11,078)	(566,972)
		(1,179,420)
Specialty Retail — (5.1)%
American Eagle Outfitters, Inc.	(41,260)	(572,689)
Cabela's, Inc.	(11,425)	(602,212)
CarMax, Inc.	(12,335)	(821,264)
CST Brands, Inc.	(5,002)	(218,137)
L Brands, Inc.	(2,385)	(206,422)
Lumber Liquidators Holdings, Inc.	(10,325)	(684,651)
Men's Wearhouse, Inc. (The)	(13,123)	(579,380)
Office Depot, Inc.	(27,966)	(239,809)
Penske Automotive Group, Inc.	(14,899)	(731,094)
Rent-A-Center, Inc.	(18,879)	(685,685)
Restoration Hardware Holdings, Inc.	(7,203)	(691,560)
		(6,032,903)
Technology Hardware, Storage and Peripherals — (0.6)%
Diebold, Inc.	(16,261)	(563,281)
Stratasys Ltd.	(1,701)	(141,370)
		(704,651)
Textiles, Apparel and Luxury Goods — (2.2)%
Carter's, Inc.	(7,665)	(669,231)
Kate Spade & Co.	(21,844)	(699,227)
NIKE, Inc., Class B	(4,689)	(450,847)
Under Armour, Inc., Class A	(11,152)	(757,221)
		(2,576,526)
Thrifts and Mortgage Finance — (0.4)%
Capitol Federal Financial, Inc.	(38,826)	(496,196)
Tobacco — (0.5)%
Universal Corp.	(13,452)	(591,619)
Trading Companies and Distributors — (1.5)%
Fastenal Co.	(12,080)	(574,525)
GATX Corp.	(10,129)	(582,822)
Watsco, Inc.	(5,744)	(614,608)
		(1,771,955)
Wireless Telecommunication Services — (0.4)%
United States Cellular Corp.	(12,626)	(502,894)
TOTAL COMMON STOCKS SOLD SHORT — (95.5)% (Proceeds $106,825,311)		(112,908,499)
OTHER ASSETS AND LIABILITIES(3) — 96.7%		114,266,112
TOTAL NET ASSETS — 100.0%		$118,188,677

20

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $64,283,169.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

See Notes to Financial Statements.

21

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $106,317,138)	$116,831,064
Deposits with broker for securities sold short	114,532,759
Receivable for capital shares sold	38,676
Dividends and interest receivable	137,575
231,540,074

Liabilities
Securities sold short, at value (proceeds of $106,825,311)	112,908,499
Payable for capital shares redeemed	137,112
Accrued management fees	134,878
Distribution and service fees payable	10,445
Dividend expense payable on securities sold short	160,463
113,351,397

Net Assets	$118,188,677

Net Assets Consist of:
Capital (par value and paid-in surplus)	$120,784,918
Accumulated net investment loss	(1,671,316)
Accumulated net realized loss	(5,355,663)
Net unrealized appreciation	4,430,738
$118,188,677

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$67,316,711	5,947,106	$11.32
Institutional Class, $0.01 Par Value	$22,266,205	1,935,772	$11.50
A Class, $0.01 Par Value	$20,420,375	1,838,002	$11.11*
C Class, $0.01 Par Value	$6,258,335	599,264	$10.44
R Class, $0.01 Par Value	$1,927,051	177,022	$10.89
*Maximum offering price $11.79 (net asset value divided by 0.9425).

See Notes to Financial Statements.

22

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,462)	$794,967
Interest	447
795,414

Expenses:
Dividend expense on securities sold short	783,884
Broker fees and charges on securities sold short	101,424
Management fees	763,763
Distribution and service fees:
A Class	24,820
C Class	30,498
R Class	4,535
Directors' fees and expenses	3,305
Other expenses	146
1,712,375

Net investment income (loss)	(916,961)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,827,574
Securities sold short transactions	(4,627,114)
Foreign currency transactions	40
3,200,500

Change in net unrealized appreciation (depreciation) on:
Investments	(4,414,754)
Securities sold short	2,884,765
(1,529,989)

Net realized and unrealized gain (loss)	1,670,511

Net Increase (Decrease) in Net Assets Resulting from Operations	$753,550

See Notes to Financial Statements.

23

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$(916,961)	$(1,228,559)
Net realized gain (loss)	3,200,500	2,462,143
Change in net unrealized appreciation (depreciation)	(1,529,989)	979,045
Net increase (decrease) in net assets resulting from operations	753,550	2,212,629

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,182,285	58,107,021

Net increase (decrease) in net assets	11,935,835	60,319,650

Net Assets
Beginning of period	106,252,842	45,933,192
End of period	$118,188,677	$106,252,842

Accumulated net investment loss	$(1,671,316)	$(754,355)

See Notes to Financial Statements.

24

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital appreciation independent of equity market conditions.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

25

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security.  Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

26

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.0480% to 1.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 1.37% for the Investor Class, A Class, C Class and R Class and 1.17% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

27

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2014 were $128,719,297 and $129,947,608, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	3,274,517	$37,019,748	4,167,692	$46,504,446
Redeemed	(1,833,899)	(20,689,280)	(1,322,752)	(14,744,863)
	1,440,618	16,330,468	2,844,940	31,759,583
Institutional Class/Shares Authorized	20,000,000		10,000,000
Sold	662,502	7,603,321	1,584,808	17,845,989
Redeemed	(200,384)	(2,307,109)	(522,372)	(5,868,679)
	462,118	5,296,212	1,062,436	11,977,310
A Class/Shares Authorized	20,000,000		20,000,000
Sold	510,581	5,675,853	2,785,296	30,631,505
Redeemed	(1,512,374)	(16,834,579)	(1,597,487)	(17,540,509)
	(1,001,793)	(11,158,726)	1,187,809	13,090,996
C Class/Shares Authorized	10,000,000		10,000,000
Sold	95,146	992,168	205,123	2,127,456
Redeemed	(45,709)	(476,501)	(88,675)	(914,954)
	49,437	515,667	116,448	1,212,502
R Class/Shares Authorized	5,000,000		10,000,000
Sold	63,330	688,276	66,960	724,675
Redeemed	(44,879)	(489,612)	(61,969)	(658,045)
	18,451	198,664	4,991	66,630
Net increase (decrease)	968,831	$11,182,285	5,216,624	$58,107,021

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

28

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$112,893,597	—	—
Temporary Cash Investments	723,901	$3,213,566	—
	$113,617,498	$3,213,566	—

Liabilities
Securities Sold Short
Common Stocks	$(112,908,499)	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$106,333,983
Gross tax appreciation of investments	$14,345,312
Gross tax depreciation of investments	(3,848,231)
Net tax appreciation (depreciation) of investments	10,497,081
Net tax appreciation (depreciation) on securities sold short	(6,277,619)
Net tax appreciation (depreciation)	$4,219,462

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2014, the fund had accumulated short-term capital losses of $(5,253,967), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

As of June 30, 2014, the fund had late-year ordinary loss deferrals of $(754,355) and post-October capital loss deferrals of $(3,157,190), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

29

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$11.24	(0.09)	0.17	0.08	$11.32	0.71%	2.93%(4)	1.38%(4)	(1.54)%(4)	120%	$67,317
2014	$10.78	(0.17)	0.63	0.46	$11.24	4.27%	2.92%	1.38%	(1.56)%	226%	$50,641
2013	$10.54	(0.11)	0.35	0.24	$10.78	2.28%	3.07%	1.39%	(1.00)%	222%	$17,916
2012	$10.37	(0.22)	0.39	0.17	$10.54	1.64%	3.38%	1.40%	(2.07)%	252%	$23,019
2011	$10.00	(0.22)	0.59	0.37	$10.37	3.70%	3.50%	1.42%	(2.34)%	261%	$21,866
2010	$10.01	(0.17)	0.16	(0.01)	$10.00	(0.10)%	3.09%	1.42%	(1.68)%	140%	$16,570
Institutional Class
2014(3)	$11.41	(0.08)	0.17	0.09	$11.50	0.79%	2.73%(4)	1.18%(4)	(1.34)%(4)	120%	$22,266
2014	$10.92	(0.15)	0.64	0.49	$11.41	4.49%	2.72%	1.18%	(1.36)%	226%	$16,810
2013	$10.65	(0.08)	0.35	0.27	$10.92	2.54%	2.87%	1.19%	(0.80)%	222%	$4,491
2012	$10.46	(0.20)	0.39	0.19	$10.65	1.82%	3.18%	1.20%	(1.87)%	252%	$5,618
2011	$10.07	(0.26)	0.65	0.39	$10.46	3.87%	3.30%	1.22%	(2.14)%	261%	$4,194
2010	$10.06	(0.16)	0.17	0.01	$10.07	0.10%	2.89%	1.22%	(1.48)%	140%	$11,882
A Class
2014(3)	$11.04	(0.10)	0.17	0.07	$11.11	0.63%	3.18%(4)	1.63%(4)	(1.79)%(4)	120%	$20,420
2014	$10.62	(0.20)	0.62	0.42	$11.04	3.95%	3.17%	1.63%	(1.81)%	226%	$31,354
2013	$10.41	(0.13)	0.34	0.21	$10.62	2.02%	3.32%	1.64%	(1.25)%	222%	$17,545
2012	$10.27	(0.24)	0.38	0.14	$10.41	1.36%	3.63%	1.65%	(2.32)%	252%	$32,386
2011	$9.93	(0.26)	0.60	0.34	$10.27	3.42%	3.75%	1.67%	(2.59)%	261%	$28,691
2010	$9.96	(0.19)	0.16	(0.03)	$9.93	(0.30)%	3.34%	1.67%	(1.93)%	140%	$72,781

30

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$10.42	(0.13)	0.15	0.02	$10.44	0.19%	3.93%(4)	2.38%(4)	(2.54)%(4)	120%	$6,258
2014	$10.10	(0.26)	0.58	0.32	$10.42	3.17%	3.92%	2.38%	(2.56)%	226%	$5,729
2013	$9.97	(0.20)	0.33	0.13	$10.10	1.30%	4.07%	2.39%	(2.00)%	222%	$4,377
2012	$9.91	(0.31)	0.37	0.06	$9.97	0.61%	4.38%	2.40%	(3.07)%	252%	$5,815
2011	$9.65	(0.32)	0.58	0.26	$9.91	2.69%	4.50%	2.42%	(3.34)%	261%	$6,845
2010	$9.76	(0.26)	0.15	(0.11)	$9.65	(1.13)%	4.09%	2.42%	(2.68)%	140%	$10,543
R Class
2014(3)	$10.83	(0.11)	0.17	0.06	$10.89	0.55%	3.43%(4)	1.88%(4)	(2.04)%(4)	120%	$1,927
2014	$10.45	(0.22)	0.60	0.38	$10.83	3.64%	3.42%	1.88%	(2.06)%	226%	$1,718
2013	$10.26	(0.16)	0.35	0.19	$10.45	1.85%	3.57%	1.89%	(1.50)%	222%	$1,604
2012	$10.15	(0.26)	0.37	0.11	$10.26	1.08%	3.88%	1.90%	(2.57)%	252%	$1,039
2011	$9.84	(0.26)	0.57	0.31	$10.15	3.15%	4.00%	1.92%	(2.84)%	261%	$837
2010	$9.89	(0.21)	0.16	(0.05)	$9.84	(0.51)%	3.59%	1.92%	(2.18)%	140%	$586

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

31

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84537 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Global Gold Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGEIX	-30.37%	-11.83%	-14.29%	-0.93%	1.05%	8/17/88
NYSE Arca Gold Miners Index	—	-29.53%	-11.71%	-15.65%	-2.00%	N/A(2)	—
MSCI World Index	—	-1.17%	4.94%	10.20%	6.02%	7.26%(3)	—
Institutional Class	AGGNX	-30.24%	-11.59%	-14.11%	—	-8.92%	9/28/07
A Class(4)	ACGGX						5/6/98
No sales charge*		-30.48%	-12.07%	-14.51%	-1.17%	2.60%
With sales charge*		-34.49%	-17.15%	-15.51%	-1.75%	2.24%
C Class	AGYCX						9/28/07
No sales charge*		-30.76%	-12.71%	-15.15%	—	-10.02%
With sales charge*		-31.43%	-12.71%	-15.15%	—	-10.02%
R Class	AGGWX	-30.52%	-12.22%	-14.70%	—	-9.56%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark total return data first available October 2004.

(3)	Since August 31, 1988, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.67%	0.47%	0.92%	1.67%	1.17%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
Goldcorp, Inc.(1)	11.6%
Franco-Nevada Corp.	7.9%
Randgold Resources Ltd. ADR	7.7%
Barrick Gold Corp.	6.9%
Royal Gold, Inc.	5.7%
Newmont Mining Corp.	5.3%
Silver Wheaton Corp.	4.8%
Agnico-Eagle Mines Ltd.(1)	4.8%
Newcrest Mining Ltd.	4.0%
Yamana Gold, Inc.(1)	3.4%
(1) Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	65.6%
United States	12.8%
United Kingdom	8.7%
South Africa	4.8%
Australia	4.0%
Peru	2.3%
China	0.6%
Hong Kong	0.2%
Cash and Equivalents	1.0%(2)
(2) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	86.1%
Domestic Common Stocks	12.8%
Warrants	0.1%
Total Equity Exposure	99.0%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1)7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$696.30	$2.86	0.67%
Institutional Class	$1,000	$697.60	$2.01	0.47%
A Class	$1,000	$695.20	$3.93	0.92%
C Class	$1,000	$692.40	$7.12	1.67%
R Class	$1,000	$694.80	$5.00	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
Institutional Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Australia — 4.0%
Newcrest Mining Ltd.(1)	1,505,013	$13,401,601
Canada — 65.5%
Agnico-Eagle Mines Ltd.	410,666	10,222,466
Agnico-Eagle Mines Ltd. New York Shares	227,200	5,655,008
Alacer Gold Corp.	629,000	1,261,465
Alamos Gold, Inc.	359,800	2,570,442
ATAC Resources Ltd.(1)	2,488,000	1,134,997
AuRico Gold, Inc.	768,531	2,546,776
B2Gold Corp.(1)	2,575,582	4,212,090
Barrick Gold Corp.	2,125,912	22,853,554
Continental Gold Ltd.(1)	621,000	988,853
Detour Gold Corp.(1)	545,501	4,455,848
Eldorado Gold Corp.	1,245,100	7,587,630
First Majestic Silver Corp.(1)	102,400	513,851
Franco-Nevada Corp.	526,094	25,906,213
GoGold Resources, Inc.(1)	6,022,425	7,516,368
Gold Standard Ventures Corp.(1)	3,100,000	1,457,000
Gold Standard Ventures Corp.(Acquired 2/25/14, Cost $3,843,794)(1)(2)	5,918,108	2,546,956
Goldcorp, Inc.	2,016,376	37,331,940
Goldcorp, Inc. New York Shares	39,500	731,540
Guyana Goldfields, Inc.(1)	1,621,621	3,936,109
IAMGOLD Corp.(1)	341,519	923,024
Kinross Gold Corp.(1)	930,152	2,609,998
Kinross Gold Corp. New York Shares(1)	996,657	2,810,573
MAG Silver Corp.(1)	390,500	3,199,828
Nevsun Resources Ltd.	220,400	849,881
New Gold, Inc.(1)	2,261,000	9,691,668
OceanaGold Corp.(1)	322,300	560,377
Osisko Gold Royalties Ltd.	298,190	4,204,125
Pan American Silver Corp.	96,870	893,825
Pan American Silver Corp. NASDAQ Shares	174,400	1,604,480
Premier Gold Mines Ltd.(1)	1,198,800	1,950,191
Pretium Resources, Inc.(1)	143,400	828,210
Primero Mining Corp.(1)	585,812	2,253,899
Romarco Minerals, Inc.(1)	1,120,900	472,750
Roxgold, Inc.(1)	4,969,200	2,352,436
Sandstorm Gold Ltd.(1)	471,907	1,600,373
SEMAFO, Inc.(1)	845,300	2,168,182
Silver Wheaton Corp.	781,100	15,879,763
Tahoe Resources, Inc.	223,200	3,102,668
Torex Gold Resources, Inc.(1)	2,937,790	3,110,244

7

	Shares	Value
Yamana Gold, Inc.	1,966,822	$7,939,745
Yamana Gold, Inc. New York Shares	789,081	3,172,106
		215,607,452
China — 0.6%
Zhaojin Mining Industry Co. Ltd.	840,000	423,873
Zijin Mining Group Co. Ltd., H Shares	6,218,000	1,765,041
		2,188,914
Hong Kong — 0.2%
G-Resources Group Ltd.(1)	24,249,000	573,281
Peru — 2.3%
Cia de Minas Buenaventura SA ADR	784,700	7,501,732
South Africa — 4.8%
AngloGold Ashanti Ltd.(1)	381,002	3,310,827
AngloGold Ashanti Ltd. ADR(1)	460,176	4,003,531
Gold Fields Ltd.	1,371,010	6,205,709
Harmony Gold Mining Co. Ltd.(1)	773,950	1,436,494
Sibanye Gold Ltd. ADR	106,800	808,476
		15,765,037
United Kingdom — 8.7%
Fresnillo plc	286,603	3,401,056
Randgold Resources Ltd. ADR	373,700	25,191,117
		28,592,173
United States — 12.8%
Coeur Mining, Inc.(1)	225,959	1,154,650
Hecla Mining Co.	604,275	1,685,927
Midway Gold Corp.(1)	4,184,709	3,096,685
Newmont Mining Corp.	918,414	17,358,024
Royal Gold, Inc.	300,221	18,823,857
		42,119,143
TOTAL COMMON STOCKS (Cost $299,351,233)		325,749,333
WARRANTS — 0.1%
Canada — 0.1%
Gold Standard Ventures Corp.(Acquired 2/25/14, Cost $ -)(1)(2)(3)	2,959,054	127,348
Sandstorm Gold Ltd.(1)	115,000	58,401
TOTAL WARRANTS (Cost $—)		185,749
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $602,499), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $590,109)		590,108
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $2,411,875), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $2,361,000)		2,361,000
State Street Institutional Liquid Reserves Fund, Premier Class	664,155	664,155
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,615,263)		3,615,263
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $302,966,496)		329,550,345
OTHER ASSETS AND LIABILITIES — (0.1)%		(289,340)
TOTAL NET ASSETS — 100.0%		$329,261,005

8

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $2,674,304, which represented 0.8% of total net assets.

(3)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $302,966,496)	$329,422,997
Investment securities - affiliated, at value (cost of $—)	127,348
Total investment securities, at value (cost of $302,966,496)	329,550,345
Foreign currency holdings, at value (cost of $22,596)	21,512
Receivable for investments sold	1,034,589
Receivable for capital shares sold	274,526
Dividends and interest receivable	115,234
330,996,206

Liabilities
Payable for capital shares redeemed	1,542,685
Accrued management fees	187,690
Distribution and service fees payable	4,826
1,735,201

Net Assets	$329,261,005

Net Assets Consist of:
Capital (par value and paid-in surplus)	$438,262,733
Distributions in excess of net investment income	(21,842,068)
Accumulated net realized loss	(113,742,273)
Net unrealized appreciation	26,582,613
$329,261,005

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$307,289,915	41,232,852	$7.45
Institutional Class, $0.01 Par Value	$10,368,430	1,384,878	$7.49
A Class, $0.01 Par Value	$6,848,333	930,407	$7.36*
C Class, $0.01 Par Value	$2,187,164	304,405	$7.19
R Class, $0.01 Par Value	$2,567,163	349,897	$7.34
*Maximum offering price $7.81 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $248,988)	$1,669,100
Interest	717
1,669,817

Expenses:
Management fees	1,389,242
Distribution and service fees:
A Class	15,111
C Class	15,620
R Class	7,548
Directors' fees and expenses	12,961
Other expenses	818
1,441,300

Net investment income (loss)	228,517

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(27,139,071)
Foreign currency transactions	(4,907)
(27,143,978)

Change in net unrealized appreciation (depreciation) on:
Investments	(122,898,101)
Translation of assets and liabilities in foreign currencies	1,098
(122,897,003)

Net realized and unrealized gain (loss)	(150,040,981)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(149,812,464)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$228,517	$1,775,926
Net realized gain (loss)	(27,143,978)	(43,794,190)
Change in net unrealized appreciation (depreciation)	(122,897,003)	100,865,932
Net increase (decrease) in net assets resulting from operations	(149,812,464)	58,847,668

Distributions to Shareholders
From net investment income:
Investor Class	(10,072,043)	—
Institutional Class	(349,838)	—
A Class	(241,144)	—
C Class	(56,176)	—
R Class	(72,275)	—
Decrease in net assets from distributions	(10,791,476)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,091,460)	(12,947,944)

Redemption Fees
Increase in net assets from redemption fees	24,712	116,151

Net increase (decrease) in net assets	(165,670,688)	46,015,875

Net Assets
Beginning of period	494,931,693	448,915,818
End of period	$329,261,005	$494,931,693

Distributions in excess of net investment income	$(21,842,068)	$(11,279,109)

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

13

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only

14

individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 0.66% for the Investor Class, A Class, C Class and R Class and 0.46% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $29,273,052 and $43,131,239, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	270,000,000		300,000,000
Sold	3,556,557	$33,077,467	8,675,193	$87,122,900
Issued in reinvestment of distributions	1,337,065	9,359,455	—	—
Redeemed	(4,738,847)	(41,158,872)	(10,791,654)	(105,185,148)
	154,775	1,278,050	(2,116,461)	(18,062,248)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	295,752	2,853,419	641,890	6,525,981
Issued in reinvestment of distributions	49,764	349,838	—	—
Redeemed	(250,750)	(2,394,529)	(785,576)	(7,970,276)
	94,766	808,728	(143,686)	(1,444,295)
A Class/Shares Authorized	10,000,000		10,000,000
Sold	613,147	5,690,598	2,178,363	20,602,231
Issued in reinvestment of distributions	34,064	235,378	—	—
Redeemed	(1,397,556)	(13,253,058)	(1,596,288)	(15,500,470)
	(750,345)	(7,327,082)	582,075	5,101,761
C Class/Shares Authorized	10,000,000		10,000,000
Sold	66,770	614,429	169,566	1,601,064
Issued in reinvestment of distributions	6,931	46,781	—	—
Redeemed	(94,944)	(717,284)	(67,047)	(655,016)
	(21,243)	(56,074)	102,519	946,048
R Class/Shares Authorized	5,000,000		10,000,000
Sold	97,856	839,886	192,549	1,877,414
Issued in reinvestment of distributions	10,100	69,590	—	—
Redeemed	(78,974)	(704,558)	(139,953)	(1,366,624)
	28,982	204,918	52,596	510,790
Net increase (decrease)	(493,065)	$(5,091,460)	(1,522,957)	$(12,947,944)

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended December 31, 2014 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Gold Standard Ventures Corp.(1)(2)(3)	$4,658,836	—	—	—	—	(1)
Gold Standard Ventures Corp. (Warrants)(2)(3)	748,742	—	—	—	—	$127,348
	$5,407,578	—	—	—	—	$127,348

(1)	Company was not an affiliate at December 31, 2014.

(2)	Non-income producing.

(3)	Restricted security.

16

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$54,164,024	$161,443,428	—
Peru	7,501,732	—	—
South Africa	4,812,007	10,953,030	—
United Kingdom	25,191,117	3,401,056	—
United States	42,119,143	—	—
Other Countries	—	16,163,796	—
Warrants	—	185,749	—
Temporary Cash Investments	664,155	2,951,108	—
	$134,452,178	$195,098,167	—

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

17

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$333,750,725
Gross tax appreciation of investments	$78,772,164
Gross tax depreciation of investments	(82,972,544)
Net tax appreciation (depreciation) of investments	$(4,200,380)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2014, the fund had accumulated short-term capital losses of $(17,040,871) and accumulated long-term capital losses of $(57,844,153), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$11.08	0.01	(3.39)	(3.38)	(0.25)	—	(0.25)	$7.45	(30.37)%	0.67%(4)	0.12%(4)	7%	$307,290
2014	$9.72	0.04	1.32	1.36	—	—	—	$11.08	13.99%	0.67%	0.40%	29%	$455,211
2013	$17.08	0.10	(7.26)	(7.16)	(0.20)	—	(0.20)	$9.72	(42.43)%	0.68%	0.61%	6%	$419,703
2012	$22.90	0.05	(4.50)	(4.45)	—	(1.37)	(1.37)	$17.08	(20.43)%	0.69%	0.23%	8%	$789,135
2011	$23.11	(0.04)	3.06	3.02	(1.60)	(1.63)	(3.23)	$22.90	11.44%	0.69%	(0.18)%	32%	$1,081,258
2010	$16.24	(0.03)	7.03	7.00	(0.13)	—	(0.13)	$23.11	43.18%	0.69%	(0.16)%	24%	$1,032,309
Institutional Class
2014(3)	$11.14	0.02	(3.41)	(3.39)	(0.26)	—	(0.26)	$7.49	(30.24)%	0.47%(4)	0.32%(4)	7%	$10,368
2014	$9.75	0.06	1.33	1.39	—	—	—	$11.14	14.26%	0.47%	0.60%	29%	$14,375
2013	$17.13	0.14	(7.28)	(7.14)	(0.24)	—	(0.24)	$9.75	(42.30)%	0.48%	0.81%	6%	$13,976
2012	$22.92	0.10	(4.52)	(4.42)	—	(1.37)	(1.37)	$17.13	(20.28)%	0.49%	0.43%	8%	$15,971
2011	$23.13	0.01	3.06	3.07	(1.65)	(1.63)	(3.28)	$22.92	11.64%	0.49%	0.02%	32%	$19,854
2010	$16.25	0.01	7.04	7.05	(0.17)	—	(0.17)	$23.13	43.51%	0.49%	0.04%	24%	$15,751

19

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$10.94	(0.01)	(3.34)	(3.35)	(0.23)	—	(0.23)	$7.36	(30.48)%	0.92%(4)	(0.13)%(4)	7%	$6,848
2014	$9.61	0.01	1.32	1.33	—	—	—	$10.94	13.84%	0.92%	0.15%	29%	$18,387
2013	$16.90	0.06	(7.19)	(7.13)	(0.16)	—	(0.16)	$9.61	(42.61)%	0.93%	0.36%	6%	$10,561
2012	$22.72	—(5)	(4.45)	(4.45)	—	(1.37)	(1.37)	$16.90	(20.60)%	0.94%	(0.02)%	8%	$15,550
2011	$22.95	(0.10)	3.03	2.93	(1.53)	(1.63)	(3.16)	$22.72	11.15%	0.94%	(0.43)%	32%	$21,292
2010	$16.13	(0.08)	6.97	6.89	(0.07)	—	(0.07)	$22.95	42.80%	0.94%	(0.41)%	24%	$20,879
C Class
2014(3)	$10.64	(0.04)	(3.23)	(3.27)	(0.18)	—	(0.18)	$7.19	(30.76)%	1.67%(4)	(0.88)%(4)	7%	$2,187
2014	$9.42	(0.06)	1.28	1.22	—	—	—	$10.64	12.95%	1.67%	(0.60)%	29%	$3,465
2013	$16.56	(0.05)	(7.06)	(7.11)	(0.03)	—	(0.03)	$9.42	(43.02)%	1.68%	(0.39)%	6%	$2,102
2012	$22.46	(0.16)	(4.37)	(4.53)	—	(1.37)	(1.37)	$16.56	(21.21)%	1.69%	(0.77)%	8%	$2,826
2011	$22.72	(0.29)	2.99	2.70	(1.33)	(1.63)	(2.96)	$22.46	10.31%	1.69%	(1.18)%	32%	$3,593
2010	$16.02	(0.23)	6.93	6.70	—	—	—	$22.72	41.82%	1.69%	(1.16)%	24%	$2,318
R Class
2014(3)	$10.89	(0.02)	(3.32)	(3.34)	(0.21)	—	(0.21)	$7.34	(30.52)%	1.17%(4)	(0.38)%(4)	7%	$2,567
2014	$9.59	(0.01)	1.31	1.30	—	—	—	$10.89	13.56%	1.17%	(0.10)%	29%	$3,494
2013	$16.86	0.03	(7.18)	(7.15)	(0.12)	—	(0.12)	$9.59	(42.74)%	1.18%	0.11%	6%	$2,574
2012	$22.73	(0.05)	(4.45)	(4.50)	—	(1.37)	(1.37)	$16.86	(20.82)%	1.19%	(0.27)%	8%	$2,623
2011	$22.96	(0.16)	3.02	2.86	(1.46)	(1.63)	(3.09)	$22.73	10.87%	1.19%	(0.68)%	32%	$2,567
2010	$16.13	(0.13)	6.98	6.85	(0.02)	—	(0.02)	$22.96	42.50%	1.19%	(0.66)%	24%	$1,117

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84538 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Income & Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BIGRX	4.90%	12.51%	15.49%	6.84%	10.42%	12/17/90
S&P 500 Index	—	6.12%	13.69%	15.45%	7.67%	10.21%	—
Institutional Class	AMGIX	5.01%	12.73%	15.72%	7.05%	6.54%	1/28/98
A Class(2)	AMADX						12/15/97
No sales charge*		4.76%	12.22%	15.21%	6.57%	6.09%
With sales charge*		-1.27%	5.76%	13.85%	5.95%	5.72%
C Class	ACGCX						6/28/01
No sales charge*		4.37%	11.37%	14.35%	5.78%	4.91%
With sales charge*		3.38%	11.37%	14.35%	5.78%	4.91%
R Class	AICRX	4.62%	11.93%	14.92%	6.31%	7.76%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.67%	0.47%	0.92%	1.67%	1.17%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
Microsoft Corp.	2.8%
Apple, Inc.	2.8%
Johnson & Johnson	2.3%
Exxon Mobil Corp.	2.3%
JPMorgan Chase & Co.	2.1%
General Electric Co.	2.1%
Pfizer, Inc.	1.9%
Intel Corp.	1.8%
Verizon Communications, Inc.	1.8%
Merck & Co., Inc.	1.7%

Top Five Industries	% of net assets
Pharmaceuticals	7.4%
Technology Hardware, Storage and Peripherals	6.2%
Software	5.6%
Oil, Gas and Consumable Fuels	5.0%
Real Estate Investment Trusts (REITs)	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	0.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1)7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,049.00	$3.46	0.67%
Institutional Class	$1,000	$1,050.10	$2.43	0.47%
A Class	$1,000	$1,047.60	$4.75	0.92%
C Class	$1,000	$1,043.70	$8.60	1.67%
R Class	$1,000	$1,046.20	$6.03	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
Institutional Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 4.3%
Boeing Co. (The)	201,383	$26,175,762
Honeywell International, Inc.	252,899	25,269,668
Lockheed Martin Corp.	133,078	25,626,831
United Technologies Corp.	133,917	15,400,455
		92,472,716
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	234,601	26,080,593
Auto Components — 0.8%
Magna International, Inc.	157,767	17,147,695
Banks — 3.5%
Bank of America Corp.	229,854	4,112,088
Bank of Hawaii Corp.	15,464	917,170
BB&T Corp.	220,179	8,562,761
Citigroup, Inc.	30,434	1,646,784
East West Bancorp, Inc.	32,397	1,254,088
JPMorgan Chase & Co.	716,182	44,818,669
Wells Fargo & Co.	254,873	13,972,138
		75,283,698
Beverages — 1.2%
Coca-Cola Co. (The)	58,026	2,449,858
Dr Pepper Snapple Group, Inc.	305,281	21,882,542
PepsiCo, Inc.	9,659	913,355
		25,245,755
Biotechnology — 1.9%
Amgen, Inc.	196,694	31,331,387
Biogen Idec, Inc.(1)	24,271	8,238,791
		39,570,178
Capital Markets — 2.2%
BlackRock, Inc.	2,410	861,720
Franklin Resources, Inc.	83,444	4,620,294
Morgan Stanley	178,098	6,910,203
T. Rowe Price Group, Inc.	223,649	19,202,503
Waddell & Reed Financial, Inc., Class A	316,727	15,779,339
		47,374,059
Chemicals — 2.5%
Cabot Corp.	76,465	3,353,755
Dow Chemical Co. (The)	476,941	21,753,279
E.I. du Pont de Nemours & Co.	379,433	28,055,276
		53,162,310
Commercial Services and Supplies — 0.8%
Pitney Bowes, Inc.	661,481	16,120,292

7

	Shares	Value
Steelcase, Inc., Class A	35,973	$645,715
		16,766,007
Communications Equipment — 3.7%
Cisco Systems, Inc.	1,284,824	35,737,380
Harris Corp.	183,145	13,153,474
QUALCOMM, Inc.	416,067	30,926,260
		79,817,114
Diversified Consumer Services — 0.8%
H&R Block, Inc.	536,923	18,083,567
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	85,040	12,768,756
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	1,071,404	35,988,460
Verizon Communications, Inc.	805,142	37,664,543
		73,653,003
Electric Utilities — 1.3%
Entergy Corp.	229,492	20,075,960
Southern Co. (The)	14,596	716,810
UIL Holdings Corp.	154,262	6,716,567
		27,509,337
Electrical Equipment — 1.0%
Emerson Electric Co.	334,514	20,649,549
Electronic Equipment, Instruments and Components — 1.1%
Corning, Inc.	962,954	22,080,535
TE Connectivity Ltd.	19,939	1,261,142
		23,341,677
Energy Equipment and Services — 3.8%
Baker Hughes, Inc.	83,019	4,654,875
Ensco plc, Class A	497,366	14,896,112
Halliburton Co.	462,259	18,180,646
National Oilwell Varco, Inc.	289,616	18,978,537
Schlumberger Ltd.	288,260	24,620,287
		81,330,457
Food and Staples Retailing — 2.1%
Sysco Corp.	364,696	14,474,784
Wal-Mart Stores, Inc.	365,752	31,410,782
		45,885,566
Food Products — 2.1%
Archer-Daniels-Midland Co.	431,561	22,441,172
Bunge Ltd.	60,803	5,527,601
Campbell Soup Co.	72,988	3,211,472
ConAgra Foods, Inc.	363,791	13,198,337
		44,378,582
Health Care Equipment and Supplies — 4.0%
Baxter International, Inc.	283,888	20,806,151
Becton Dickinson and Co.	157,130	21,866,211

8

	Shares	Value
Medtronic, Inc.	325,950	$23,533,590
St. Jude Medical, Inc.	285,198	18,546,426
		84,752,378
Health Care Providers and Services — 0.9%
Aetna, Inc.	218,500	19,409,355
Hotels, Restaurants and Leisure — 1.2%
Las Vegas Sands Corp.	268,672	15,625,963
McDonald's Corp.	101,547	9,514,954
		25,140,917
Household Durables — 1.5%
Garmin Ltd.	346,463	18,303,640
Tupperware Brands Corp.	227,434	14,328,342
		32,631,982
Household Products — 1.5%
Kimberly-Clark Corp.	187,103	21,617,880
Procter & Gamble Co. (The)	123,543	11,253,532
		32,871,412
Industrial Conglomerates — 3.5%
3M Co.	186,482	30,642,722
General Electric Co.	1,772,368	44,787,740
		75,430,462
Insurance — 1.4%
Allstate Corp. (The)	10,713	752,588
American International Group, Inc.	446,841	25,027,565
Hanover Insurance Group, Inc. (The)	49,053	3,498,460
		29,278,613
Internet Software and Services — 0.8%
Google, Inc., Class A(1)	16,854	8,943,744
Google, Inc., Class C(1)	16,854	8,871,945
		17,815,689
IT Services — 1.6%
International Business Machines Corp.	208,802	33,500,193
Machinery — 3.4%
Caterpillar, Inc.	241,926	22,143,487
Cummins, Inc.	92,046	13,270,272
Parker-Hannifin Corp.	149,772	19,313,099
Stanley Black & Decker, Inc.	187,057	17,972,437
		72,699,295
Media — 1.0%
Comcast Corp., Class A	44,699	2,592,989
Omnicom Group, Inc.	232,129	17,983,033
Walt Disney Co. (The)	14,651	1,379,978
		21,956,000
Multi-Utilities — 1.1%
Consolidated Edison, Inc.	97,779	6,454,392
Vectren Corp.	350,886	16,221,460
		22,675,852

9

	Shares	Value
Multiline Retail — 1.6%
Kohl's Corp.	248,673	$15,179,000
Macy's, Inc.	293,345	19,287,434
		34,466,434
Oil, Gas and Consumable Fuels — 5.0%
Chevron Corp.	99,221	11,130,612
ConocoPhillips	377,841	26,093,699
Exxon Mobil Corp.	538,476	49,782,106
Valero Energy Corp.	398,827	19,741,937
		106,748,354
Paper and Forest Products — 0.7%
Domtar Corp.	249,759	10,045,307
International Paper Co.	100,744	5,397,864
		15,443,171
Pharmaceuticals — 7.4%
AbbVie, Inc.	480,754	31,460,542
Johnson & Johnson	477,118	49,892,229
Merck & Co., Inc.	640,893	36,396,313
Pfizer, Inc.	1,268,600	39,516,890
		157,265,974
Real Estate Investment Trusts (REITs) — 4.8%
Duke Realty Corp.	146,202	2,953,280
HCP, Inc.	442,189	19,469,582
Highwoods Properties, Inc.	311,889	13,810,445
Hospitality Properties Trust	560,643	17,379,933
Post Properties, Inc.	71,005	4,172,964
Rayonier, Inc.	602,978	16,847,205
Realty Income Corp.	240,955	11,495,963
Senior Housing Properties Trust	691,973	15,299,523
		101,428,895
Semiconductors and Semiconductor Equipment — 4.6%
Intel Corp.	1,038,132	37,673,810
Marvell Technology Group Ltd.	608,746	8,826,817
Maxim Integrated Products, Inc.	312,064	9,945,480
Texas Instruments, Inc.	446,721	23,883,938
Xilinx, Inc.	398,044	17,231,325
		97,561,370
Software — 5.6%
CA, Inc.	560,156	17,056,750
Microsoft Corp.	1,294,743	60,140,812
Oracle Corp.	508,023	22,845,794
Symantec Corp.	716,436	18,380,166
		118,423,522
Specialty Retail — 1.5%
Best Buy Co., Inc.	147,890	5,764,752
GameStop Corp., Class A	251,656	8,505,973

10

	Shares	Value
Staples, Inc.	969,983	$17,576,092
		31,846,817
Technology Hardware, Storage and Peripherals — 6.2%
Apple, Inc.	539,725	59,574,846
Hewlett-Packard Co.	650,723	26,113,514
Lexmark International, Inc., Class A	391,311	16,149,405
Seagate Technology plc	320,934	21,342,111
Western Digital Corp.	83,139	9,203,487
		132,383,363
Thrifts and Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	69,055	1,104,880
Tobacco — 1.2%
Philip Morris International, Inc.	318,469	25,939,300
TOTAL COMMON STOCKS (Cost $1,587,801,291)		2,111,294,847
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $3,288,040), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $3,220,425)		3,220,418
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $13,143,125), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $12,885,000)		12,885,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,666,938	3,666,938
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,772,356)		19,772,356
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,607,573,647)		2,131,067,203
OTHER ASSETS AND LIABILITIES — 0.1%		1,166,243
TOTAL NET ASSETS — 100.0%		$2,132,233,446

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,607,573,647)	$2,131,067,203
Receivable for capital shares sold	731,232
Dividends and interest receivable	3,285,007
2,135,083,442

Liabilities
Payable for capital shares redeemed	1,600,415
Accrued management fees	1,187,494
Distribution and service fees payable	62,087
2,849,996

Net Assets	$2,132,233,446

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,581,652,459
Undistributed net investment income	559,263
Undistributed net realized gain	26,528,286
Net unrealized appreciation	523,493,438
$2,132,233,446

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,768,773,333	46,736,424	$37.85
Institutional Class, $0.01 Par Value	$98,702,115	2,605,752	$37.88
A Class, $0.01 Par Value	$251,721,150	6,658,001	$37.81*
C Class, $0.01 Par Value	$6,851,823	181,463	$37.76
R Class, $0.01 Par Value	$6,185,025	163,431	$37.84
*Maximum offering price $40.12 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $40,908)	$29,848,920
Interest	2,849
29,851,769

Expenses:
Management fees	6,845,467
Distribution and service fees:
A Class	306,163
C Class	29,800
R Class	12,325
Directors' fees and expenses	61,486
7,255,241

Net investment income (loss)	22,596,528

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	116,360,690
Foreign currency transactions	(1,497)
116,359,193

Change in net unrealized appreciation (depreciation) on:
Investments	(38,766,612)
Translation of assets and liabilities in foreign currencies	(2,947)
(38,769,559)

Net realized and unrealized gain (loss)	77,589,634

Net Increase (Decrease) in Net Assets Resulting from Operations	$100,186,162

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$22,596,528	$40,480,260
Net realized gain (loss)	116,359,193	217,649,111
Change in net unrealized appreciation (depreciation)	(38,769,559)	151,193,931
Net increase (decrease) in net assets resulting from operations	100,186,162	409,323,302

Distributions to Shareholders
From net investment income:
Investor Class	(20,271,686)	(34,762,952)
Institutional Class	(1,210,342)	(1,905,100)
A Class	(2,537,485)	(4,161,820)
C Class	(37,176)	(43,873)
R Class	(48,063)	(42,236)
From net realized gains:
Investor Class	(90,393,355)	—
Institutional Class	(5,069,239)	—
A Class	(12,936,597)	—
C Class	(345,108)	—
R Class	(310,610)	—
Decrease in net assets from distributions	(133,159,661)	(40,915,981)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	126,205,599	(10,375,855)

Net increase (decrease) in net assets	93,232,100	358,031,466

Net Assets
Beginning of period	2,039,001,346	1,680,969,880
End of period	$2,132,233,446	$2,039,001,346

Undistributed net investment income	$559,263	$2,067,487

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

15

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

16

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 0.66% for the Investor Class, A Class, C Class and R Class and 0.46% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $802,523,385 and $781,862,292, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	220,000,000		230,000,000
Sold	2,746,786	$105,691,907	6,249,991	$221,131,933
Issued in reinvestment of distributions	2,867,751	106,829,799	941,777	33,492,283
Redeemed	(3,230,268)	(124,965,460)	(7,736,304)	(274,189,960)
	2,384,269	87,556,246	(544,536)	(19,565,744)
Institutional Class/Shares Authorized	20,000,000		20,000,000
Sold	361,676	14,080,287	773,957	27,297,836
Issued in reinvestment of distributions	168,011	6,268,994	53,104	1,895,148
Redeemed	(238,212)	(9,174,404)	(669,025)	(23,360,411)
	291,475	11,174,877	158,036	5,832,573
A Class/Shares Authorized	75,000,000		75,000,000
Sold	893,413	34,512,487	1,157,163	40,694,503
Issued in reinvestment of distributions	405,701	15,078,457	116,049	4,120,267
Redeemed	(683,187)	(26,370,462)	(1,285,925)	(45,308,043)
	615,927	23,220,482	(12,713)	(493,273)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	40,015	1,542,917	93,441	3,304,247
Issued in reinvestment of distributions	8,862	327,410	997	35,605
Redeemed	(9,153)	(350,579)	(15,079)	(536,923)
	39,724	1,519,748	79,359	2,802,929
R Class/Shares Authorized	5,000,000		10,000,000
Sold	77,822	3,034,145	43,102	1,576,774
Issued in reinvestment of distributions	9,184	340,946	985	35,149
Redeemed	(16,466)	(640,845)	(16,133)	(564,263)
	70,540	2,734,246	27,954	1,047,660
Net increase (decrease)	3,401,935	$126,205,599	(291,900)	$(10,375,855)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,111,294,847	—	—
Temporary Cash Investments	3,666,938	$16,105,418	—
	$2,114,961,785	$16,105,418	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,610,628,966
Gross tax appreciation of investments	$551,906,524
Gross tax depreciation of investments	(31,468,287)
Net tax appreciation (depreciation) of investments	$520,438,237

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$38.52	0.43	1.40	1.83	(0.45)	(2.05)	(2.50)	$37.85	4.90%	0.67%(4)	2.18%(4)	38%	$1,768,773
2014	$31.58	0.77	6.95	7.72	(0.78)	—	(0.78)	$38.52	24.66%	0.67%	2.17%	76%	$1,708,291
2013	$26.29	0.68	5.27	5.95	(0.66)	—	(0.66)	$31.58	22.86%	0.68%	2.39%	74%	$1,417,796
2012	$25.54	0.43	0.76	1.19	(0.44)	—	(0.44)	$26.29	4.75%	0.68%	1.73%	53%	$1,306,254
2011	$19.88	0.36	5.64	6.00	(0.34)	—	(0.34)	$25.54	30.31%	0.69%	1.52%	42%	$1,351,936
2010	$18.03	0.33	1.85	2.18	(0.33)	—	(0.33)	$19.88	11.99%	0.70%	1.58%	45%	$1,227,234
Institutional Class
2014(3)	$38.55	0.47	1.40	1.87	(0.49)	(2.05)	(2.54)	$37.88	5.01%	0.47%(4)	2.38%(4)	38%	$98,702
2014	$31.61	0.84	6.95	7.79	(0.85)	—	(0.85)	$38.55	24.89%	0.47%	2.37%	76%	$89,218
2013	$26.31	0.74	5.27	6.01	(0.71)	—	(0.71)	$31.61	23.12%	0.48%	2.59%	74%	$68,152
2012	$25.56	0.48	0.76	1.24	(0.49)	—	(0.49)	$26.31	4.96%	0.48%	1.93%	53%	$97,809
2011	$19.89	0.40	5.66	6.06	(0.39)	—	(0.39)	$25.56	30.61%	0.49%	1.72%	42%	$128,468
2010	$18.04	0.38	1.85	2.23	(0.38)	—	(0.38)	$19.89	12.20%	0.50%	1.78%	45%	$197,196
A Class
2014(3)	$38.48	0.38	1.39	1.77	(0.39)	(2.05)	(2.44)	$37.81	4.76%	0.92%(4)	1.93%(4)	38%	$251,721
2014	$31.55	0.68	6.94	7.62	(0.69)	—	(0.69)	$38.48	24.34%	0.92%	1.92%	76%	$232,471
2013	$26.26	0.63	5.24	5.87	(0.58)	—	(0.58)	$31.55	22.58%	0.93%	2.14%	74%	$191,007
2012	$25.52	0.37	0.74	1.11	(0.37)	—	(0.37)	$26.26	4.46%	0.93%	1.48%	53%	$116,762
2011	$19.86	0.30	5.64	5.94	(0.28)	—	(0.28)	$25.52	30.02%	0.94%	1.27%	42%	$128,920
2010	$18.01	0.28	1.85	2.13	(0.28)	—	(0.28)	$19.86	11.72%	0.95%	1.33%	45%	$125,981

20

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$38.42	0.23	1.39	1.62	(0.23)	(2.05)	(2.28)	$37.76	4.37%	1.67%(4)	1.18%(4)	38%	$6,852
2014	$31.50	0.41	6.93	7.34	(0.42)	—	(0.42)	$38.42	23.42%	1.67%	1.17%	76%	$5,445
2013	$26.23	0.41	5.23	5.64	(0.37)	—	(0.37)	$31.50	21.63%	1.68%	1.39%	74%	$1,965
2012	$25.48	0.18	0.76	0.94	(0.19)	—	(0.19)	$26.23	3.73%	1.68%	0.73%	53%	$1,151
2011	$19.83	0.12	5.63	5.75	(0.10)	—	(0.10)	$25.48	29.04%	1.69%	0.52%	42%	$933
2010	$17.99	0.12	1.84	1.96	(0.12)	—	(0.12)	$19.83	10.85%	1.70%	0.58%	45%	$863
R Class
2014(3)	$38.51	0.34	1.38	1.72	(0.34)	(2.05)	(2.39)	$37.84	4.62%	1.17%(4)	1.68%(4)	38%	$6,185
2014	$31.57	0.59	6.95	7.54	(0.60)	—	(0.60)	$38.51	24.05%	1.17%	1.67%	76%	$3,577
2013	$26.28	0.57	5.23	5.80	(0.51)	—	(0.51)	$31.57	22.26%	1.18%	1.89%	74%	$2,050
2012	$25.54	0.31	0.74	1.05	(0.31)	—	(0.31)	$26.28	4.19%	1.18%	1.23%	53%	$997
2011	$19.87	0.24	5.65	5.89	(0.22)	—	(0.22)	$25.54	29.73%	1.19%	1.02%	42%	$506
2010	$18.03	0.23	1.84	2.07	(0.23)	—	(0.23)	$19.87	11.38%	1.20%	1.08%	45%	$279

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84541 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

International Core Equity Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACIMX	-9.91%	-3.43%	6.65%	0.98%	11/30/06
MSCI EAFE Index	—	-9.24%	-4.90%	5.33%	1.29%	—
Institutional Class	ACIUX	-9.82%	-3.34%	6.87%	1.18%	11/30/06
A Class	ACIQX					11/30/06
No sales charge*		-10.05%	-3.67%	6.42%	0.74%
With sales charge*		-15.22%	-9.20%	5.16%	0.00%
C Class	ACIKX					11/30/06
No sales charge*		-10.38%	-4.41%	5.60%	-0.02%
With sales charge*		-11.25%	-4.41%	5.60%	-0.02%
R Class	ACIRX	-10.19%	-4.03%	6.13%	0.48%	11/30/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.16%	0.96%	1.41%	2.16%	1.66%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
iShares MSCI EAFE ETF	3.5%
Roche Holding AG	2.4%
Royal Dutch Shell plc, B Shares	1.8%
Banco Santander SA	1.8%
AstraZeneca plc	1.6%
HSBC Holdings plc	1.4%
Zurich Financial Services AG	1.3%
Nestle SA	1.3%
Imperial Tobacco Group plc	1.3%
Rio Tinto plc	1.3%

Investments by Country	% of net assets
Japan	20.9%
United Kingdom	17.3%
Germany	8.9%
France	6.6%
Australia	6.0%
Switzerland	5.8%
Sweden	4.0%
Netherlands	3.6%
Hong Kong	3.3%
Italy	2.9%
Spain	2.7%
Singapore	2.4%
Denmark	2.2%
Other Countries	9.1%
Exchange-Traded Funds	3.5%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	95.7%
Exchange-Traded Funds	3.5%
Total Equity Exposure	99.2%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1)7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$900.90	$5.51	1.15%
Institutional Class	$1,000	$901.80	$4.55	0.95%
A Class	$1,000	$899.50	$6.70	1.40%
C Class	$1,000	$896.20	$10.28	2.15%
R Class	$1,000	$898.10	$7.89	1.65%
Hypothetical
Investor Class	$1,000	$1,019.41	$5.85	1.15%
Institutional Class	$1,000	$1,020.42	$4.84	0.95%
A Class	$1,000	$1,018.15	$7.12	1.40%
C Class	$1,000	$1,014.37	$10.92	2.15%
R Class	$1,000	$1,016.89	$8.39	1.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.7%
Australia — 6.0%
Australia & New Zealand Banking Group Ltd.	7,360	$191,454
BHP Billiton Ltd.	1,733	41,122
Commonwealth Bank of Australia	355	24,655
Downer EDI Ltd.	7,753	29,679
Fortescue Metals Group Ltd.	19,921	43,900
Insurance Australia Group Ltd.	39,474	200,130
Lend Lease Group	1,897	25,258
Mineral Resources Ltd.	13,886	84,991
National Australia Bank Ltd.	5,718	155,800
PanAust Ltd.	37,891	43,220
Telstra Corp. Ltd.	41,910	203,523
Western Areas NL	7,989	24,104
Westpac Banking Corp.	598	16,076
Woodside Petroleum Ltd.	1,234	38,363
		1,122,275
Austria — 0.1%
Raiffeisen Bank International AG	715	10,683
Belgium — 1.3%
bpost SA	7,310	182,971
KBC Groep NV(1)	1,058	58,719
		241,690
Brazil — 0.6%
Ambev SA	8,500	52,836
Cielo SA	3,500	54,847
		107,683
China — 1.3%
Huaneng Power International, Inc., H Shares	32,000	43,205
Industrial & Commercial Bank of China Ltd., H Shares	278,000	201,950
		245,155
Denmark — 2.2%
AP Moeller - Maersk A/S, B Shares	87	172,931
Coloplast A/S, B Shares	1,395	117,413
Vestas Wind Systems A/S(1)	3,231	116,718
		407,062
Finland — 0.7%
Orion Oyj, Class B	3,897	120,980
France — 6.6%
APERAM SA(1)	2,479	72,569
AXA SA	1,008	23,281
CNP Assurances	1,474	26,101
Credit Agricole SA	15,363	197,502

7

	Shares	Value
Euler Hermes Group	395	$40,876
Faurecia	631	23,466
GDF Suez	1,356	31,670
Orange SA	12,012	204,279
Rallye SA	5,035	176,390
Sanofi	516	47,026
Technip SA	1,293	77,210
Total SA	3,342	172,311
Valeo SA	1,084	135,020
		1,227,701
Germany — 8.9%
Allianz SE	991	164,658
Bayer AG	190	25,975
Continental AG	814	172,855
Deutsche Telekom AG	13,089	209,794
Dialog Semiconductor plc(1)	2,058	72,753
E.ON AG	13,614	233,779
Muenchener Rueckversicherungs-Gesellschaft AG	564	112,993
Nordex SE(1)	2,480	45,013
OSRAM Licht AG(1)	122	4,807
ProSiebenSat.1 Media AG	4,569	192,487
RWE AG	6,036	188,974
Siemens AG	1,605	182,023
TUI AG(1)	3,626	59,321
		1,665,432
Hong Kong — 3.3%
BOC Hong Kong Holdings Ltd.	58,500	194,770
Hang Seng Bank Ltd.	12,500	207,843
Link Real Estate Investment Trust (The)	33,500	209,117
		611,730
Ireland†
Smurfit Kappa Group plc	191	4,289
Israel — 0.6%
Bank Hapoalim BM	3,593	16,945
Teva Pharmaceutical Industries Ltd.	1,642	94,340
		111,285
Italy — 2.9%
ENI SpA	9,626	168,120
Exor SpA	4,331	176,693
Fiat Chrysler Automobiles NV(1)	17,004	195,129
		539,942
Japan — 20.9%
Aeon Delight Co. Ltd.	4,300	99,802
Alps Electric Co. Ltd.	1,500	28,513
Asahi Kasei Corp.	22,000	201,616
Astellas Pharma, Inc.	16,300	226,857
Bridgestone Corp.	4,800	166,804

8

	Shares	Value
Canon Marketing Japan, Inc.	2,400	$40,313
Canon, Inc.	2,300	73,052
Central Japan Railway Co.	900	135,020
FamilyMart Co. Ltd.	400	14,933
Fuji Heavy Industries Ltd.	6,400	225,376
FUJIFILM Holdings Corp.	6,100	184,091
Fukuoka Financial Group, Inc.	15,000	77,445
Hoya Corp.	2,000	66,962
Kanamoto Co. Ltd.	1,800	48,815
Kao Corp.	5,000	197,248
KDDI Corp.	2,000	125,140
Kobe Steel Ltd.	19,000	32,867
Konica Minolta Holdings, Inc.	3,500	37,753
Kyowa Exeo Corp.	12,900	137,817
Lawson, Inc.	600	36,281
Mitsubishi Electric Corp.	16,000	190,496
Mitsubishi Motors Corp.	18,200	166,731
Nippon Telegraph & Telephone Corp.	3,300	169,811
Nitori Holdings Co. Ltd.	600	32,243
NOK Corp.	2,100	53,335
NTT DoCoMo, Inc.	600	8,783
Otsuka Holdings Co. Ltd.	6,700	200,946
Panasonic Corp.	17,900	210,301
Seven & I Holdings Co. Ltd.	800	28,857
Seven Bank Ltd.	43,900	184,765
Shin-Etsu Chemical Co. Ltd.	1,500	97,586
Sony Corp.	8,300	168,978
Sumitomo Heavy Industries Ltd.	13,000	69,863
TDK Corp.	900	53,028
Toyota Motor Corp.	1,500	93,541
		3,885,969
Netherlands — 3.6%
Boskalis Westminster NV	797	43,573
Heineken Holding NV	1,934	121,228
ING Groep NV CVA(1)	18,224	235,957
Koninklijke Ahold NV	12,589	223,783
TomTom NV(1)	7,196	47,685
		672,226
Norway — 1.3%
Marine Harvest ASA	13,945	191,089
Statoil ASA	374	6,554
TGS Nopec Geophysical Co. ASA	1,798	38,902
		236,545
Portugal — 0.5%
EDP - Energias de Portugal SA	23,483	90,819
Singapore — 2.4%
ComfortDelGro Corp. Ltd.	35,000	68,522

9

	Shares	Value
Singapore Post Ltd.	127,000	$183,536
United Overseas Bank Ltd.	1,000	18,488
Yangzijiang Shipbuilding Holdings Ltd.	199,000	180,728
		451,274
South Korea — 0.9%
AMOREPACIFIC Group	103	92,959
SK Hynix, Inc.(1)	1,791	77,119
		170,078
Spain — 2.7%
Acciona SA(1)	403	27,057
Banco Santander SA	39,282	328,469
Mapfre SA	17,356	58,447
Sacyr SA(1)	27,521	93,704
		507,677
Sweden — 4.0%
Axfood AB	3,013	179,388
Hennes & Mauritz AB, B Shares	3,892	161,447
Intrum Justitia AB	1,665	49,249
Investor AB, B Shares	5,833	211,384
Skanska AB, B Shares	6,960	148,796
		750,264
Switzerland — 5.8%
Nestle SA	3,372	247,173
Novartis AG	1,543	141,906
Roche Holding AG	1,622	439,627
Zurich Financial Services AG	796	249,262
		1,077,968
Taiwan — 1.8%
AU Optronics Corp.	190,000	96,316
Innolux Corp.	132,000	63,590
Inotera Memories, Inc.(1)	22,000	34,745
Largan Precision Co. Ltd.	1,000	74,870
Pegatron Corp.	30,000	69,088
		338,609
United Kingdom — 17.3%
Amlin plc	6,014	44,488
AstraZeneca plc	4,257	299,462
BP plc	14,607	92,751
British American Tobacco plc	1,586	86,174
British Land Co. plc	8,691	104,406
BT Group plc	26,566	164,910
Catlin Group Ltd.	5,788	60,187
Centrica plc	31,831	136,999
Direct Line Insurance Group plc	40,221	181,410
Dixons Carphone plc	4,104	29,559
GlaxoSmithKline plc	6,908	147,797
HSBC Holdings plc	26,969	254,870
Imperial Tobacco Group plc	5,455	238,892

10

	Shares	Value
Investec plc	9,518	$79,511
Marks & Spencer Group plc	7,259	53,595
Rio Tinto plc	5,159	237,688
Royal Dutch Shell plc, B Shares	9,576	328,973
Sky plc	13,757	191,473
Soco International plc	25,604	119,787
SSE plc	3,336	83,749
Standard Life plc	32,089	197,682
Vedanta Resources plc	10,311	91,050
		3,225,413
TOTAL COMMON STOCKS (Cost $17,745,858)		17,822,749
EXCHANGE-TRADED FUNDS — 3.5%
iShares MSCI EAFE ETF (Cost $693,940)	10,693	650,562
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $27,615), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $27,048)		27,048
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $111,100), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $108,000)		108,000
State Street Institutional Liquid Reserves Fund, Premier Class	30,691	30,691
TOTAL TEMPORARY CASH INVESTMENTS (Cost $165,739)		165,739
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $18,605,537)		18,639,050
OTHER ASSETS AND LIABILITIES — (0.1)%		(16,151)
TOTAL NET ASSETS — 100.0%		$18,622,899

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.5%
Consumer Discretionary	12.8%
Industrials	12.2%
Consumer Staples	10.2%
Health Care	10.2%
Telecommunication Services	5.8%
Energy	5.6%
Information Technology	5.3%
Materials	4.7%
Utilities	4.4%
Exchange-Traded Funds	3.5%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $18,605,537)	$18,639,050
Foreign currency holdings, at value (cost of $3,098)	3,116
Receivable for capital shares sold	13,388
Dividends and interest receivable	22,832
18,678,386

Liabilities
Payable for capital shares redeemed	36,017
Accrued management fees	17,976
Distribution and service fees payable	1,494
55,487

Net Assets	$18,622,899

Net Assets Consist of:
Capital (par value and paid-in surplus)	$20,977,541
Distributions in excess of net investment income	(197,728)
Accumulated net realized loss	(2,188,977)
Net unrealized appreciation	32,063
$18,622,899

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$13,050,542	1,546,751	$8.44
Institutional Class, $0.01 Par Value	$1,167,078	138,301	$8.44
A Class, $0.01 Par Value	$3,453,020	409,173	$8.44*
C Class, $0.01 Par Value	$702,441	83,340	$8.43
R Class, $0.01 Par Value	$249,818	29,635	$8.43
*Maximum offering price $8.95 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $7,300)	$194,137
Interest	33
194,170

Expenses:
Management fees	103,101
Distribution and service fees:
A Class	4,127
C Class	3,865
R Class	1,106
Directors' fees and expenses	539
Other expenses	234
112,972

Net investment income (loss)	81,198

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(108,783)
Foreign currency transactions	(10,743)
(119,526)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,847,194)
Translation of assets and liabilities in foreign currencies	(1,978)
(1,849,172)

Net realized and unrealized gain (loss)	(1,968,698)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,887,500)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$81,198	$340,688
Net realized gain (loss)	(119,526)	1,191,470
Change in net unrealized appreciation (depreciation)	(1,849,172)	1,254,477
Net increase (decrease) in net assets resulting from operations	(1,887,500)	2,786,635

Distributions to Shareholders
From net investment income:
Investor Class	(406,457)	(77,129)
Institutional Class	(29,165)	(8,863)
A Class	(103,877)	(77,654)
C Class	(16,337)	(2,727)
R Class	(7,243)	(10,425)
Decrease in net assets from distributions	(563,079)	(176,798)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,801,553	7,825,443

Redemption Fees
Increase in net assets from redemption fees	4,975	2,244

Net increase (decrease) in net assets	355,949	10,437,524

Net Assets
Beginning of period	18,266,950	7,829,426
End of period	$18,622,899	$18,266,950

Undistributed (distributions in excess of) net investment income	$(197,728)	$284,153

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

15

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

16

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.8180% to 1.0000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 1.14% for the Investor Class, A Class, C Class and R Class and 0.94% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $11,420,029 and $9,115,284, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	10,000,000		10,000,000
Sold	657,733	$6,037,425	994,691	$8,981,121
Issued in reinvestment of distributions	47,144	395,534	8,579	75,069
Redeemed	(383,313)	(3,500,637)	(194,251)	(1,738,719)
	321,564	2,932,322	809,019	7,317,471
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	74,636	663,835	61,382	571,684
Issued in reinvestment of distributions	3,476	29,165	1,013	8,863
Redeemed	(34,811)	(335,934)	(32,166)	(310,273)
	43,301	357,066	30,229	270,274
A Class/Shares Authorized	10,000,000		10,000,000
Sold	150,723	1,381,686	916,070	8,154,414
Issued in reinvestment of distributions	12,262	102,876	8,866	77,574
Redeemed	(80,994)	(745,089)	(876,480)	(7,879,965)
	81,991	739,473	48,456	352,023
C Class/Shares Authorized	10,000,000		10,000,000
Sold	26,969	249,515	18,605	171,940
Issued in reinvestment of distributions	1,806	15,136	312	2,727
Redeemed	(57,873)	(541,544)	(32,628)	(308,683)
	(29,098)	(276,893)	(13,711)	(134,016)
R Class/Shares Authorized	5,000,000		10,000,000
Sold	26,444	247,074	39,531	349,832
Issued in reinvestment of distributions	864	7,243	1,193	10,425
Redeemed	(126,363)	(1,204,732)	(35,560)	(340,566)
	(99,055)	(950,415)	5,164	19,691
Net increase (decrease)	318,703	$2,801,553	879,157	$7,825,443

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$17,822,749	—
Exchange-Traded Funds	$650,562	—	—
Temporary Cash Investments	30,691	135,048	—
	$681,253	$17,957,797	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,649,936
Gross tax appreciation of investments	$1,141,421
Gross tax depreciation of investments	(1,152,307)
Net tax appreciation (depreciation) of investments	$(10,886)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2014, the fund had accumulated short-term capital losses of $(2,027,592), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(47,669) and $(1,979,923) expire in 2017 and 2018, respectively.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$9.68	0.05	(1.01)	(0.96)	(0.28)	$8.44	(9.91)%	1.15%(4)	0.99%(4)	51%	$13,051
2014	$7.77	0.26	1.76	2.02	(0.11)	$9.68	26.15%	1.15%	2.61%	125%	$11,859
2013	$6.66	0.22	1.13	1.35	(0.24)	$7.77	20.60%	1.16%	2.85%	101%	$3,233
2012	$8.08	0.15	(1.43)	(1.28)	(0.14)	$6.66	(15.68)%	1.18%	2.42%	113%	$1,917
2011	$5.95	0.20	2.05	2.25	(0.12)	$8.08	38.09%	1.18%	2.53%	77%	$2,755
2010	$5.80	0.10	0.19	0.29	(0.14)	$5.95	4.68%	1.18%	1.55%	83%	$1,490
Institutional Class
2014(3)	$9.69	0.05	(1.00)	(0.95)	(0.30)	$8.44	(9.82)%	0.95%(4)	1.19%(4)	51%	$1,167
2014	$7.78	0.28	1.76	2.04	(0.13)	$9.69	26.37%	0.95%	2.81%	125%	$921
2013	$6.67	0.22	1.15	1.37	(0.26)	$7.78	20.81%	0.96%	3.05%	101%	$504
2012	$8.10	0.18	(1.45)	(1.27)	(0.16)	$6.67	(15.59)%	0.98%	2.62%	113%	$419
2011	$5.96	0.21	2.07	2.28	(0.14)	$8.10	38.47%	0.98%	2.73%	77%	$1,116
2010	$5.81	0.11	0.19	0.30	(0.15)	$5.96	4.88%	0.98%	1.75%	83%	$653
A Class
2014(3)	$9.67	0.03	(1.00)	(0.97)	(0.26)	$8.44	(10.05)%	1.40%(4)	0.74%(4)	51%	$3,453
2014	$7.76	0.16	1.84	2.00	(0.09)	$9.67	25.87%	1.40%	2.36%	125%	$3,164
2013	$6.65	0.19	1.15	1.34	(0.23)	$7.76	20.34%	1.41%	2.60%	101%	$2,162
2012	$8.07	0.18	(1.47)	(1.29)	(0.13)	$6.65	(15.92)%	1.43%	2.17%	113%	$1,845
2011	$5.94	0.16	2.08	2.24	(0.11)	$8.07	37.80%	1.43%	2.28%	77%	$1,019
2010	$5.79	0.09	0.18	0.27	(0.12)	$5.94	4.42%	1.43%	1.30%	83%	$730
20

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$9.62	—(5)	(1.00)	(1.00)	(0.19)	$8.43	(10.38)%	2.15%(4)	(0.01)%(4)	51%	$702
2014	$7.72	0.14	1.78	1.92	(0.02)	$9.62	24.92%	2.15%	1.61%	125%	$1,081
2013	$6.62	0.14	1.13	1.27	(0.17)	$7.72	19.40%	2.16%	1.85%	101%	$974
2012	$8.04	0.11	(1.45)	(1.34)	(0.08)	$6.62	(16.62)%	2.18%	1.42%	113%	$698
2011	$5.92	0.11	2.06	2.17	(0.05)	$8.04	36.72%	2.18%	1.53%	77%	$956
2010	$5.77	0.04	0.18	0.22	(0.07)	$5.92	3.64%	2.18%	0.55%	83%	$631
R Class
2014(3)	$9.65	0.02	(1.01)	(0.99)	(0.23)	$8.43	(10.19)%	1.65%(4)	0.49%(4)	51%	$250
2014	$7.74	0.19	1.79	1.98	(0.07)	$9.65	25.62%	1.65%	2.11%	125%	$1,242
2013	$6.64	0.17	1.14	1.31	(0.21)	$7.74	19.93%	1.66%	2.35%	101%	$956
2012	$8.06	0.14	(1.45)	(1.31)	(0.11)	$6.64	(16.15)%	1.68%	1.92%	113%	$795
2011	$5.93	0.15	2.07	2.22	(0.09)	$8.06	37.52%	1.68%	2.03%	77%	$988
2010	$5.78	0.08	0.17	0.25	(0.10)	$5.93	4.16%	1.68%	1.05%	83%	$682

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84535 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

NT Core Equity Plus Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Institutional Class	ACNKX	6.02%	13.87%	21.18%	12/1/11
S&P 500 Index	—	6.12%	13.69%	20.27%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	1.57%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Long Holdings	% of net assets
Apple, Inc.	3.78%
Johnson & Johnson	2.31%
Microsoft Corp.	2.04%
Intel Corp.	1.93%
Pfizer, Inc.	1.85%
Bank of America Corp.	1.77%
Oracle Corp.	1.64%
Cisco Systems, Inc.	1.60%
Merck & Co., Inc.	1.59%
Wal-Mart Stores, Inc.	1.47%

Top Five Short Holdings	% of net assets
CarMax, Inc.	(0.86)%
Rowan Cos. plc	(0.83)%
Louisiana-Pacific Corp.	(0.82)%
ViaSat, Inc.	(0.81)%
SunEdison, Inc.	(0.78)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.4%
Common Stocks Sold Short	(30.0)%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.9%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,060.20	$7.79	1.50%
Hypothetical
Institutional Class	$1,000	$1,017.64	$7.63	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 128.4%
Aerospace and Defense — 5.2%
Boeing Co. (The)(1)	38,587	$5,015,538
Honeywell International, Inc.(1)	48,419	4,838,027
Lockheed Martin Corp.	23,939	4,609,933
Moog, Inc., Class A(2)	14,845	1,098,975
Teledyne Technologies, Inc.(2)	25,625	2,632,713
Textron, Inc.(1)	50,995	2,147,399
United Technologies Corp.	11,660	1,340,900
		21,683,485
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B	5,782	642,785
Airlines — 1.1%
Southwest Airlines Co.(1)	104,275	4,412,918
Auto Components — 1.1%
Magna International, Inc.(1)	27,340	2,971,584
Tenneco, Inc.(2)	27,193	1,539,396
		4,510,980
Banks — 3.8%
Bank of America Corp.(1)	410,791	7,349,051
Citigroup, Inc.(1)	9,379	507,498
First Horizon National Corp.	84,281	1,144,536
JPMorgan Chase & Co.(1)	37,237	2,330,291
KeyCorp(1)	73,847	1,026,473
SunTrust Banks, Inc.(1)	22,414	939,147
Wells Fargo & Co.(1)	44,116	2,418,439
		15,715,435
Beverages — 1.1%
Coca-Cola Co. (The)(1)	8,077	341,011
Dr Pepper Snapple Group, Inc.(1)	54,978	3,940,823
PepsiCo, Inc.(1)	995	94,087
		4,375,921
Biotechnology — 3.8%
Amgen, Inc.(1)	23,146	3,686,927
Biogen Idec, Inc.(1)(2)	8,035	2,727,481
Celgene Corp.(1)(2)	26,934	3,012,837
Gilead Sciences, Inc.(1)(2)	43,278	4,079,384
Regeneron Pharmaceuticals, Inc.(2)	2,713	1,113,008
United Therapeutics Corp.(1)(2)	8,169	1,057,804
		15,677,441
Capital Markets — 2.6%
Franklin Resources, Inc.(1)	63,966	3,541,797
Morgan Stanley(1)	97,296	3,775,085

7

	Shares	Value
SEI Investments Co.(1)	54,017	$2,162,841
Waddell & Reed Financial, Inc., Class A	30,536	1,521,303
		11,001,026
Chemicals — 4.2%
Albemarle Corp.(1)	21,903	1,317,027
Cabot Corp.(1)	59,638	2,615,723
Dow Chemical Co. (The)(1)	89,576	4,085,561
E.I. du Pont de Nemours & Co.(1)	41,906	3,098,530
Eastman Chemical Co.	26,425	2,004,600
LyondellBasell Industries NV, Class A	28,457	2,259,201
PPG Industries, Inc.(1)	9,251	2,138,369
		17,519,011
Commercial Services and Supplies — 2.2%
Cintas Corp.	14,250	1,117,770
Deluxe Corp.(1)	42,160	2,624,460
Herman Miller, Inc.(1)	102,602	3,019,577
Pitney Bowes, Inc.(1)	90,971	2,216,963
		8,978,770
Communications Equipment — 3.9%
Brocade Communications Systems, Inc.(1)	302,936	3,586,762
Cisco Systems, Inc.(1)	238,579	6,636,075
QUALCOMM, Inc.(1)	81,241	6,038,644
		16,261,481
Consumer Finance — 1.1%
Cash America International, Inc.(1)	69,548	1,573,176
Credit Acceptance Corp.(2)	22,276	3,038,669
		4,611,845
Containers and Packaging — 1.4%
Ball Corp.(1)	41,058	2,798,924
Sonoco Products Co.(1)	65,276	2,852,561
		5,651,485
Diversified Consumer Services — 1.6%
Apollo Education Group, Inc., Class A(1)(2)	10,138	345,807
DeVry Education Group, Inc.(1)	66,725	3,167,436
H&R Block, Inc.(1)	98,196	3,307,241
		6,820,484
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)(2)	13,730	2,061,560
Voya Financial, Inc.	15,096	639,768
		2,701,328
Diversified Telecommunication Services — 0.6%
AT&T, Inc.(1)	32,865	1,103,935
Verizon Communications, Inc.(1)	33,816	1,581,913
		2,685,848
Electric Utilities — 0.9%
Entergy Corp.(1)	43,169	3,776,424

8

	Shares	Value
Electrical Equipment — 1.6%
Emerson Electric Co.(1)	54,491	$3,363,730
Rockwell Automation, Inc.(1)	28,712	3,192,774
		6,556,504
Electronic Equipment, Instruments and Components — 0.8%
Corning, Inc.	9,732	223,155
Dolby Laboratories, Inc., Class A(1)	44,284	1,909,526
TE Connectivity Ltd.(1)	21,593	1,365,757
		3,498,438
Energy Equipment and Services — 3.0%
Baker Hughes, Inc.(1)	68,883	3,862,270
Halliburton Co.	38,233	1,503,704
National Oilwell Varco, Inc.(1)	14,208	931,050
Schlumberger Ltd.(1)	66,992	5,721,787
Superior Energy Services, Inc.	28,670	577,700
		12,596,511
Food and Staples Retailing — 3.0%
Rite Aid Corp.(1)(2)	583,032	4,384,401
SUPERVALU, Inc.(1)(2)	210,068	2,037,660
Wal-Mart Stores, Inc.(1)	71,305	6,123,673
		12,545,734
Food Products — 4.1%
Archer-Daniels-Midland Co.(1)	81,033	4,213,716
Bunge Ltd.(1)	35,424	3,220,396
Campbell Soup Co.	33,937	1,493,228
Ingredion, Inc.	7,854	666,333
Pilgrim's Pride Corp.(1)(2)	107,871	3,537,090
Pinnacle Foods, Inc.	5,961	210,423
Sanderson Farms, Inc.(1)	36,347	3,054,057
Seaboard Corp.(2)	150	629,693
		17,024,936
Health Care Equipment and Supplies — 3.9%
Becton Dickinson and Co.(1)	16,389	2,280,693
C.R. Bard, Inc.	12,571	2,094,580
Hill-Rom Holdings, Inc.(1)	31,800	1,450,716
Medtronic, Inc.(1)	69,172	4,994,219
St. Jude Medical, Inc.(1)	52,797	3,433,389
Stryker Corp.(1)	21,540	2,031,868
		16,285,465
Health Care Providers and Services — 1.4%
Aetna, Inc.(1)	44,413	3,945,207
Centene Corp.(2)	7,107	738,062
Health Net, Inc.(2)	18,197	974,085
		5,657,354
Hotels, Restaurants and Leisure — 2.6%
Las Vegas Sands Corp.(1)	46,918	2,728,751

9

	Shares	Value
Royal Caribbean Cruises Ltd.(1)	48,758	$4,019,122
SeaWorld Entertainment, Inc.	30,884	552,824
Wyndham Worldwide Corp.(1)	40,685	3,489,145
		10,789,842
Household Durables — 0.7%
Harman International Industries, Inc.	4,614	492,360
Newell Rubbermaid, Inc.(1)	58,566	2,230,779
		2,723,139
Household Products — 3.1%
Energizer Holdings, Inc.(1)	28,726	3,693,015
Kimberly-Clark Corp.(1)	36,264	4,189,942
Procter & Gamble Co. (The)(1)	21,857	1,990,954
Spectrum Brands Holdings, Inc.	32,359	3,096,109
		12,970,020
Industrial Conglomerates — 2.9%
3M Co.(1)	32,652	5,365,377
Danaher Corp.(1)	48,575	4,163,363
General Electric Co.(1)	96,782	2,445,681
		11,974,421
Insurance — 2.9%
American International Group, Inc.(1)	87,270	4,887,993
Amtrust Financial Services, Inc.(1)	65,042	3,658,612
Aspen Insurance Holdings Ltd.(1)	41,175	1,802,230
Hanover Insurance Group, Inc. (The)(1)	22,436	1,600,135
		11,948,970
Internet and Catalog Retail — 2.2%
Amazon.com, Inc.(1)(2)	4,810	1,492,784
Expedia, Inc.(1)	40,415	3,449,824
Priceline Group, Inc. (The)(2)	3,723	4,245,002
		9,187,610
Internet Software and Services — 2.3%
eBay, Inc.(1)(2)	68,057	3,819,359
Facebook, Inc., Class A(1)(2)	9,229	720,047
Google, Inc., Class A(1)(2)	8,746	4,641,152
VeriSign, Inc.(2)	3,490	198,930
		9,379,488
IT Services — 2.5%
Amdocs Ltd.(1)	15,726	733,697
Computer Sciences Corp.(1)	29,297	1,847,176
International Business Machines Corp.(1)	36,749	5,896,010
Syntel, Inc.(2)	24,285	1,092,339
Teradata Corp.(2)	13,612	594,572
Western Union Co. (The)	11,595	207,666
Xerox Corp.	14,328	198,586
		10,570,046

10

	Shares	Value
Life Sciences Tools and Services — 2.0%
Bio-Rad Laboratories, Inc., Class A(2)	26,877	$3,240,291
Bruker Corp.(2)	62,683	1,229,841
Charles River Laboratories International, Inc.(2)	13,744	874,668
PAREXEL International Corp.(2)	55,736	3,096,692
		8,441,492
Machinery — 3.8%
Caterpillar, Inc.(1)	47,358	4,334,678
Dover Corp.(1)	32,192	2,308,810
Joy Global, Inc.	15,790	734,551
Parker-Hannifin Corp.(1)	29,148	3,758,634
Snap-On, Inc.(1)	9,591	1,311,473
Stanley Black & Decker, Inc.(1)	34,397	3,304,864
		15,753,010
Marine — 0.7%
Matson, Inc.(1)	89,249	3,080,875
Media — 1.9%
Cablevision Systems Corp., Class A(1)	167,001	3,446,901
Comcast Corp., Class A(1)	22,446	1,302,092
John Wiley & Sons, Inc., Class A(1)	23,588	1,397,353
Omnicom Group, Inc.	2,665	206,458
Viacom, Inc., Class B	1,808	136,052
Walt Disney Co. (The)(1)	16,107	1,517,118
		8,005,974
Metals and Mining — 0.5%
United States Steel Corp.(1)	80,385	2,149,495
Multi-Utilities — 0.6%
Vectren Corp.(1)	54,838	2,535,161
Multiline Retail — 2.5%
Big Lots, Inc.(1)	77,435	3,098,949
Dillard's, Inc., Class A(1)	21,628	2,707,393
Kohl's Corp.	7,625	465,430
Macy's, Inc.(1)	59,885	3,937,439
		10,209,211
Oil, Gas and Consumable Fuels — 7.3%
Anadarko Petroleum Corp.(1)	17,897	1,476,503
Chesapeake Energy Corp.(1)	81,286	1,590,767
Chevron Corp.(1)	13,494	1,513,757
ConocoPhillips(1)	68,665	4,742,005
EOG Resources, Inc.(1)	43,813	4,033,863
Exxon Mobil Corp.(1)	61,783	5,711,838
Kosmos Energy Ltd.(1)(2)	297,198	2,493,491
Marathon Petroleum Corp.	19,562	1,765,666
Southwestern Energy Co.(2)	6,963	190,020
Tesoro Corp.(1)	42,598	3,167,161
Valero Energy Corp.(1)	78,553	3,888,374
		30,573,445

11

	Shares	Value
Personal Products — 0.3%
Avon Products, Inc.(1)	123,474	$1,159,421
Pharmaceuticals — 7.3%
AbbVie, Inc.(1)	88,854	5,814,606
Johnson & Johnson(1)	91,985	9,618,871
Merck & Co., Inc.(1)	116,557	6,619,272
Mylan, Inc.(2)	9,046	509,923
Pfizer, Inc.(1)	246,512	7,678,849
		30,241,521
Professional Services — 0.7%
Manpowergroup, Inc.(1)	39,975	2,725,096
Real Estate Investment Trusts (REITs) — 4.6%
Equity Lifestyle Properties, Inc.	7,268	374,665
Geo Group, Inc. (The)	5,202	209,953
Hospitality Properties Trust	43,479	1,347,849
Host Hotels & Resorts, Inc.(1)	156,135	3,711,329
LaSalle Hotel Properties(1)	75,453	3,053,583
Post Properties, Inc.(1)	35,681	2,096,972
Potlatch Corp.(1)	60,872	2,548,711
Rayonier, Inc.(1)	114,541	3,200,276
Ryman Hospitality Properties, Inc.(1)	48,756	2,571,391
		19,114,729
Semiconductors and Semiconductor Equipment — 4.0%
Broadcom Corp., Class A(1)	105,308	4,562,996
Fairchild Semiconductor International, Inc.(2)	14,533	245,317
Intel Corp.(1)	220,890	8,016,098
KLA-Tencor Corp.(1)	27,377	1,925,151
Marvell Technology Group Ltd.(1)	23,123	335,283
Texas Instruments, Inc.	18,344	980,762
Xilinx, Inc.	17,121	741,168
		16,806,775
Software — 6.4%
Cadence Design Systems, Inc.(1)(2)	165,583	3,141,110
Mentor Graphics Corp.(1)	101,994	2,235,708
Microsoft Corp.(1)	182,950	8,498,027
Oracle Corp.(1)	151,436	6,810,077
Symantec Corp.(1)	130,353	3,344,206
Synopsys, Inc.(1)(2)	62,882	2,733,481
		26,762,609
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A(1)	73,203	2,096,534
Bed Bath & Beyond, Inc.(2)	13,425	1,022,582
Best Buy Co., Inc.(1)	57,966	2,259,515
Buckle, Inc. (The)(1)	7,231	379,772
Foot Locker, Inc.(1)	56,084	3,150,799
Lowe's Cos., Inc.(1)	71,170	4,896,496
PetSmart, Inc.(1)	12,433	1,010,741
		14,816,439

12

	Shares	Value
Technology Hardware, Storage and Peripherals — 7.3%
Apple, Inc.(1)	142,436	$15,722,086
EMC Corp.(1)	151,932	4,518,458
Hewlett-Packard Co.(1)	133,872	5,372,283
NetApp, Inc.	7,571	313,818
SanDisk Corp.	20,727	2,030,831
Seagate Technology plc(1)	7,421	493,497
Western Digital Corp.	18,140	2,008,098
		30,459,071
Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)(2)	27,295	2,484,937
Iconix Brand Group, Inc.(1)(2)	69,752	2,356,920
		4,841,857
Thrifts and Mortgage Finance — 1.3%
EverBank Financial Corp.(1)	157,964	3,010,794
Nationstar Mortgage Holdings, Inc.(1)(2)	89,372	2,519,397
		5,530,191
TOTAL COMMON STOCKS (Cost $447,956,666)		533,941,517
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $488,827), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $478,775)		478,774
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $1,955,000), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $1,916,000)		1,916,000
State Street Institutional Liquid Reserves Fund, Premier Class	539,021	539,021
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,933,795)		2,933,795
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.1% (Cost $450,890,461)		536,875,312
COMMON STOCKS SOLD SHORT — (30.0)%
Aerospace and Defense — (0.8)%
DigitalGlobe, Inc.	(103,920)	(3,218,402)
Air Freight and Logistics — (0.3)%
UTi Worldwide, Inc.	(86,093)	(1,039,143)
Airlines — (0.4)%
Spirit Airlines, Inc.	(21,793)	(1,647,115)
Biotechnology — (0.1)%
Synageva BioPharma Corp.	(4,752)	(440,938)
Building Products — (0.5)%
Armstrong World Industries, Inc.	(40,868)	(2,089,172)
Capital Markets — (0.1)%
LPL Financial Holdings, Inc.	(6,234)	(277,725)
State Street Corp.	(3,806)	(298,771)
		(576,496)
Chemicals — (0.4)%
WR Grace & Co.	(15,184)	(1,448,402)

13

	Shares	Value
Commercial Services and Supplies — (0.8)%
Interface, Inc.	(189,877)	$(3,127,274)
Communications Equipment — (0.8)%
ViaSat, Inc.	(53,157)	(3,350,486)
Construction and Engineering — (0.7)%
Chicago Bridge & Iron Co. NV	(3,593)	(150,834)
Granite Construction, Inc.	(77,202)	(2,935,220)
		(3,086,054)
Diversified Financial Services — (1.0)%
Intercontinental Exchange, Inc.	(7,628)	(1,672,744)
Leucadia National Corp.	(117,432)	(2,632,826)
		(4,305,570)
Electric Utilities — (0.2)%
ALLETE, Inc.	(14,321)	(789,660)
Electrical Equipment — (0.8)%
Franklin Electric Co., Inc.	(84,737)	(3,180,180)
Electronic Equipment, Instruments and Components — (1.1)%
AVX Corp.	(148,104)	(2,073,456)
Jabil Circuit, Inc.	(109,200)	(2,383,836)
		(4,457,292)
Energy Equipment and Services — (1.4)%
Bristow Group, Inc.	(36,747)	(2,417,585)
Rowan Cos. plc	(148,650)	(3,466,518)
		(5,884,103)
Food and Staples Retailing — (0.5)%
United Natural Foods, Inc.	(27,566)	(2,131,541)
Food Products — (1.1)%
Darling Ingredients, Inc.	(160,364)	(2,912,210)
Post Holdings, Inc.	(42,418)	(1,776,890)
		(4,689,100)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(11,697)	(689,304)
Health Care Providers and Services — (1.4)%
Acadia Healthcare Co., Inc.	(22,024)	(1,348,089)
Brookdale Senior Living, Inc.	(35,221)	(1,291,554)
Henry Schein, Inc.	(2,865)	(390,070)
MWI Veterinary Supply, Inc.	(2,027)	(344,408)
Tenet Healthcare Corp.	(47,690)	(2,416,452)
		(5,790,573)
Hotels, Restaurants and Leisure — (0.4)%
BJ's Restaurants, Inc.	(35,083)	(1,761,517)
Household Durables — (1.9)%
D.R. Horton, Inc.	(66,833)	(1,690,206)
Lennar Corp., Class A	(63,742)	(2,856,279)
M.D.C. Holdings, Inc.	(88,514)	(2,342,966)
Standard Pacific Corp.	(117,796)	(858,733)

14

	Shares	Value
Toll Brothers, Inc.	(4,521)	$(154,935)
		(7,903,119)
Insurance — (0.7)%
CNO Financial Group, Inc.	(60,775)	(1,046,546)
Old Republic International Corp.	(59,445)	(869,680)
ProAssurance Corp.	(24,833)	(1,121,210)
		(3,037,436)
Internet Software and Services — (1.0)%
Cornerstone OnDemand, Inc.	(28,989)	(1,020,413)
Dealertrack Technologies, Inc.	(69,578)	(3,083,001)
		(4,103,414)
IT Services — (1.6)%
Alliance Data Systems Corp.	(4,330)	(1,238,596)
CoreLogic, Inc.	(30,952)	(977,774)
iGATE Corp.	(33,402)	(1,318,711)
WEX, Inc.	(29,984)	(2,966,017)
		(6,501,098)
Machinery — (0.4)%
Donaldson Co., Inc.	(39,637)	(1,531,177)
Media — (0.9)%
Loral Space & Communications, Inc.	(36,423)	(2,866,854)
Tribune Media Co.	(14,304)	(854,950)
		(3,721,804)
Metals and Mining — (0.5)%
Allegheny Technologies, Inc.	(10,774)	(374,612)
AuRico Gold, Inc.	(90,183)	(295,800)
Carpenter Technology Corp.	(18,118)	(892,312)
Hecla Mining Co.	(185,622)	(517,885)
		(2,080,609)
Multi-Utilities — (0.5)%
Dominion Resources, Inc.	(16,147)	(1,241,704)
NiSource, Inc.	(21,187)	(898,753)
		(2,140,457)
Oil, Gas and Consumable Fuels — (2.8)%
Cheniere Energy, Inc.	(11,997)	(844,589)
Cobalt International Energy, Inc.	(206,244)	(1,833,509)
CONSOL Energy, Inc.	(43,510)	(1,471,073)
Diamondback Energy, Inc.	(37,559)	(2,245,277)
GasLog Ltd.	(75,517)	(1,536,771)
Gulfport Energy Corp.	(54,049)	(2,256,005)
QEP Resources, Inc.	(25,307)	(511,708)
Teekay Corp.	(15,570)	(792,357)
Williams Cos., Inc. (The)	(5,786)	(260,023)
		(11,751,312)
Paper and Forest Products — (0.8)%
Louisiana-Pacific Corp.	(207,084)	(3,429,311)

15

	Shares	Value
Pharmaceuticals — (0.4)%
Akorn, Inc.	(51,332)	$(1,858,218)
Professional Services — (0.2)%
Advisory Board Co. (The)	(18,000)	(881,640)
Real Estate Management and Development — (0.9)%
Alexander & Baldwin, Inc.	(28,485)	(1,118,321)
Howard Hughes Corp. (The)	(8,589)	(1,120,177)
Kennedy-Wilson Holdings, Inc.	(60,973)	(1,542,617)
		(3,781,115)
Road and Rail — (0.7)%
Kansas City Southern	(25,122)	(3,065,638)
Semiconductors and Semiconductor Equipment — (0.8)%
SunEdison, Inc.	(166,352)	(3,245,528)
Software — (0.2)%
FireEye, Inc.	(8,289)	(261,767)
Solera Holdings, Inc.	(7,146)	(365,732)
		(627,499)
Specialty Retail — (2.7)%
Cabela's, Inc.	(48,621)	(2,562,813)
CarMax, Inc.	(53,750)	(3,578,675)
Lumber Liquidators Holdings, Inc.	(7,475)	(495,667)
Office Depot, Inc.	(137,312)	(1,177,450)
Penske Automotive Group, Inc.	(49,696)	(2,438,583)
Restoration Hardware Holdings, Inc.	(10,788)	(1,035,756)
		(11,288,944)
TOTAL COMMON STOCKS SOLD SHORT — (30.0)% (Proceeds $118,943,091)		(124,650,641)
OTHER ASSETS AND LIABILITIES — 0.9%		3,691,732
TOTAL NET ASSETS — 100.0%		$415,916,403

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $375,456,459.

(2)	Non-income producing.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $450,890,461)	$536,875,312
Deposits with broker for securities sold short	3,429,686
Receivable for capital shares sold	92,248
Dividends and interest receivable	651,698
541,048,944

Liabilities
Securities sold short, at value (proceeds of $118,943,091)	124,650,641
Accrued management fees	384,694
Dividend expense payable on securities sold short	97,206
125,132,541

Net Assets	$415,916,403

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	28,427,529

Net Asset Value Per Share	$14.63

Net Assets Consist of:
Capital (par value and paid-in surplus)	$327,661,900
Distributions in excess of net investment income	(4,822)
Undistributed net realized gain	7,982,024
Net unrealized appreciation	80,277,301
$415,916,403

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,863)	$5,140,845
Interest	1,403
5,142,248

Expenses:
Dividend expense on securities sold short	472,121
Broker fees and charges on securities sold short	338,797
Management fees	2,189,570
Directors' fees and expenses	11,741
3,012,229

Net investment income (loss)	2,130,019

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,296,365
Securities sold short transactions	(2,382,723)
23,913,642

Change in net unrealized appreciation (depreciation) on:
Investments	(5,401,736)
Securities sold short	3,207,813
(2,193,923)

Net realized and unrealized gain (loss)	21,719,719

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,849,738

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$2,130,019	$2,905,761
Net realized gain (loss)	23,913,642	37,130,428
Change in net unrealized appreciation (depreciation)	(2,193,923)	37,542,280
Net increase (decrease) in net assets resulting from operations	23,849,738	77,578,469

Distributions to Shareholders
From net investment income	(2,189,893)	(2,895,863)
From net realized gains	(43,391,423)	(18,191,926)
Decrease in net assets from distributions	(45,581,316)	(21,087,789)

Capital Share Transactions
Proceeds from shares sold	16,827,602	53,033,084
Proceeds from reinvestment of distributions	45,581,316	21,087,789
Payments for shares redeemed	(11,637,635)	(11,310,492)
Net increase (decrease) in net assets from capital share transactions	50,771,283	62,810,381

Net increase (decrease) in net assets	29,039,705	119,301,061

Net Assets
Beginning of period	386,876,698	267,575,637
End of period	$415,916,403	$386,876,698

Undistributed (distributions in excess of) net investment income	$(4,822)	$55,052

Transactions in Shares of the Fund
Sold	1,105,260	3,687,822
Issued in reinvestment of distributions	3,165,650	1,466,219
Redeemed	(730,184)	(763,715)
Net increase (decrease) in shares of the fund	3,540,726	4,390,326

See Notes to Financial Statements.

19

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$23,849,738
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(207,543,180)
Proceeds from investments sold	191,908,292
Purchases to cover securities sold short	(61,896,973)
Proceeds from securities sold short	70,630,364
(Increase) decrease in short-term investments	3,938,086
(Increase) decrease in deposits with broker for securities sold short	(2,168,682)
(Increase) decrease in receivable for investments sold	1,054,588
(Increase) decrease in dividends and interest receivable	(215,133)
Increase (decrease) in payable for investments purchased	(3,024,605)
Increase (decrease) in accrued management fees	39,190
Increase (decrease) in dividend expense payable on securities sold short	42,556
Change in net unrealized (appreciation) depreciation on investments	5,401,736
Net realized (gain) loss on investment transactions	(26,296,365)
Change in net unrealized (appreciation) depreciation on securities sold short	(3,207,813)
Net realized (gain) loss on securities sold short transactions	2,382,723
Net cash from (used in) operating activities	(5,105,478)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	16,736,327
Payments for shares redeemed	(11,637,635)
Distributions paid, net of reinvestments	—
Net cash from (used in) financing activities	5,098,692

Net Increase (Decrease) In Cash	(6,786)
Cash at beginning of period	6,786
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $45,581,316.

See Notes to Financial Statements.

20

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

21

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security.  Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions.

22

At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2014 was 1.09%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2014 were $269,440,153 and $262,538,656, respectively.

23

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$533,941,517	—	—
Temporary Cash Investments	539,021	$2,394,774	—
	$534,480,538	$2,394,774	—

Liabilities
Securities Sold Short
Common Stocks	$(124,650,641)	—	—

6. Risk Factors

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

24

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$450,982,450
Gross tax appreciation of investments	$97,018,154
Gross tax depreciation of investments	(11,125,292)
Net tax appreciation (depreciation) of investments	85,892,862
Net tax appreciation (depreciation) on securities sold short	(5,770,790)
Net tax appreciation (depreciation)	$80,122,072

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

25

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2014(3)	$15.55	0.08	0.82	0.90	(0.08)	(1.74)	(1.82)	$14.63	6.02%	1.50%(4)	1.09%(4)	1.06%(4)	51%	$415,916
2014	$13.05	0.13	3.33	3.46	(0.12)	(0.84)	(0.96)	$15.55	27.10%	1.57%	1.10%	0.88%	104%	$386,877
2013	$10.95	0.16	2.26	2.42	(0.18)	(0.14)	(0.32)	$13.05	22.54%	1.66%	1.10%	1.35%	111%	$267,576
2012(5)	$10.00	0.03	0.92	0.95	—(6)	—	—(6)	$10.95	9.55%	1.86%(4)	1.11%(4)	0.53%(4)	81%	$188,648

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

(5)	December 1, 2011 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

26

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84552 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

NT Equity Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLEX	5.86%	13.53%	16.00%	7.62%	5/12/06
S&P 500 Index	—	6.12%	13.69%	15.45%	7.82%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	0.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
Apple, Inc.	3.0%
Microsoft Corp.	2.8%
Johnson & Johnson	2.4%
Intel Corp.	1.9%
Pfizer, Inc.	1.8%
Oracle Corp.	1.7%
Merck & Co., Inc.	1.6%
Cisco Systems, Inc.	1.6%
Amgen, Inc.	1.6%
Gilead Sciences, Inc.	1.5%

Top Five Industries	% of net assets
Pharmaceuticals	7.2%
Technology Hardware, Storage and Peripherals	5.7%
Software	5.4%
Biotechnology	5.2%
Oil, Gas and Consumable Fuels	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,058.60	$2.44	0.47%
Hypothetical
Institutional Class	$1,000	$1,022.84	$2.40	0.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 4.0%
Boeing Co. (The)	41,472	$5,390,531
Honeywell International, Inc.	144,738	14,462,221
Lockheed Martin Corp.	73,467	14,147,540
Teledyne Technologies, Inc.(1)	7,196	739,317
United Technologies Corp.	130,125	14,964,375
		49,703,984
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	133,649	14,857,759
Airlines — 1.0%
Southwest Airlines Co.	303,095	12,826,980
Auto Components — 0.7%
Magna International, Inc.	83,913	9,120,504
Banks — 3.5%
Bank of America Corp.	616,124	11,022,458
Citigroup, Inc.	16,456	890,434
First Horizon National Corp.	78,998	1,072,793
JPMorgan Chase & Co.	277,378	17,358,315
SunTrust Banks, Inc.	133,455	5,591,765
Wells Fargo & Co.	131,791	7,224,783
		43,160,548
Beverages — 1.1%
Coca-Cola Co. (The)	24,275	1,024,891
Dr Pepper Snapple Group, Inc.	171,665	12,304,947
		13,329,838
Biotechnology — 5.2%
Amgen, Inc.	122,956	19,585,661
Biogen Idec, Inc.(1)	45,534	15,456,517
Celgene Corp.(1)	98,800	11,051,768
Gilead Sciences, Inc.(1)	192,443	18,139,677
		64,233,623
Capital Markets — 1.9%
Franklin Resources, Inc.	186,918	10,349,650
Morgan Stanley	157,439	6,108,633
T. Rowe Price Group, Inc.	27,380	2,350,847
Waddell & Reed Financial, Inc., Class A	101,056	5,034,610
		23,843,740
Chemicals — 4.1%
Albemarle Corp.	48,887	2,939,575
Cabot Corp.	129,648	5,686,361
Dow Chemical Co. (The)	277,936	12,676,661

7

	Shares	Value
E.I. du Pont de Nemours & Co.	188,856	$13,964,013
Eastman Chemical Co.	109,061	8,273,368
International Flavors & Fragrances, Inc.	16,158	1,637,775
LyondellBasell Industries NV, Class A	71,490	5,675,591
		50,853,344
Commercial Services and Supplies — 0.3%
Cintas Corp.	20,093	1,576,095
Pitney Bowes, Inc.	102,789	2,504,968
		4,081,063
Communications Equipment — 3.1%
Cisco Systems, Inc.	712,553	19,819,662
QUALCOMM, Inc.	241,146	17,924,382
		37,744,044
Consumer Finance — 0.3%
Cash America International, Inc.	181,268	4,100,282
Containers and Packaging — 1.4%
Ball Corp.	147,369	10,046,145
Sonoco Products Co.	159,547	6,972,204
		17,018,349
Diversified Consumer Services — 0.9%
H&R Block, Inc.	309,577	10,426,553
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	43,009	6,457,801
Voya Financial, Inc.	202,138	8,566,609
		15,024,410
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	277,844	9,332,780
Verizon Communications, Inc.	142,667	6,673,962
		16,006,742
Electric Utilities — 0.9%
Entergy Corp.	120,853	10,572,220
Electrical Equipment — 0.8%
Emerson Electric Co.	155,805	9,617,843
Electronic Equipment, Instruments and Components — 0.4%
TE Connectivity Ltd.	68,395	4,325,984
Energy Equipment and Services — 2.5%
Baker Hughes, Inc.	105,281	5,903,106
National Oilwell Varco, Inc.	116,922	7,661,899
Schlumberger Ltd.	195,189	16,671,092
		30,236,097
Food and Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	193,683	16,633,496
Food Products — 3.9%
Archer-Daniels-Midland Co.	260,609	13,551,668
Bunge Ltd.	101,681	9,243,820
Ingredion, Inc.	107,609	9,129,548

8

	Shares	Value
Pilgrim's Pride Corp.(1)	210,969	$6,917,673
Pinnacle Foods, Inc.	44,939	1,586,347
Sanderson Farms, Inc.	86,095	7,234,132
		47,663,188
Gas Utilities — 0.2%
New Jersey Resources Corp.	39,691	2,429,089
Health Care Equipment and Supplies — 3.0%
Becton Dickinson and Co.	72,732	10,121,385
C.R. Bard, Inc.	16,380	2,729,236
Medtronic, Inc.	204,931	14,796,018
St. Jude Medical, Inc.	149,040	9,692,071
		37,338,710
Health Care Providers and Services — 0.9%
Aetna, Inc.	128,891	11,449,387
Hotels, Restaurants and Leisure — 2.6%
Brinker International, Inc.	40,457	2,374,421
Chipotle Mexican Grill, Inc.(1)	9,635	6,595,254
Las Vegas Sands Corp.	90,716	5,276,043
Royal Caribbean Cruises Ltd.	113,694	9,371,796
SeaWorld Entertainment, Inc.	95,545	1,710,256
Wyndham Worldwide Corp.	72,465	6,214,598
		31,542,368
Household Durables — 0.4%
Newell Rubbermaid, Inc.	128,329	4,888,052
Household Products — 2.5%
Energizer Holdings, Inc.	85,641	11,010,007
Kimberly-Clark Corp.	105,546	12,194,785
Procter & Gamble Co. (The)	70,934	6,461,378
Spectrum Brands Holdings, Inc.	13,517	1,293,306
		30,959,476
Industrial Conglomerates — 2.0%
3M Co.	99,900	16,415,568
General Electric Co.	325,513	8,225,713
		24,641,281
Insurance — 4.5%
Allstate Corp. (The)	117,093	8,225,783
American International Group, Inc.	258,476	14,477,241
Amtrust Financial Services, Inc.	176,131	9,907,369
Aspen Insurance Holdings Ltd.	141,888	6,210,438
Hanover Insurance Group, Inc. (The)	109,300	7,795,276
PartnerRe Ltd.	13,858	1,581,613
RenaissanceRe Holdings Ltd.	72,300	7,029,006
		55,226,726
Internet and Catalog Retail — 1.2%
Expedia, Inc.	36,438	3,110,347
Priceline Group, Inc. (The)(1)	9,994	11,395,259
		14,505,606

9

	Shares	Value
Internet Software and Services — 2.1%
eBay, Inc.(1)	245,231	$13,762,364
Google, Inc., Class A(1)	22,669	12,029,531
		25,791,895
IT Services — 1.9%
Amdocs Ltd.	127,115	5,930,550
International Business Machines Corp.	110,493	17,727,497
		23,658,047
Machinery — 2.2%
Caterpillar, Inc.	134,879	12,345,475
Parker-Hannifin Corp.	86,094	11,101,821
Stanley Black & Decker, Inc.	41,564	3,993,469
		27,440,765
Media — 1.0%
Cablevision Systems Corp., Class A	122,479	2,527,967
Comcast Corp., Class A	4,926	285,757
DIRECTV(1)	17,060	1,479,102
Omnicom Group, Inc.	16,188	1,254,084
Viacom, Inc., Class B	77,465	5,829,241
Walt Disney Co. (The)	7,016	660,837
		12,036,988
Multi-Utilities†
Vectren Corp.	5,135	237,391
Multiline Retail — 2.4%
Dillard's, Inc., Class A	69,937	8,754,714
Kohl's Corp.	156,938	9,579,495
Macy's, Inc.	177,248	11,654,056
		29,988,265
Oil, Gas and Consumable Fuels — 4.6%
Chevron Corp.	43,558	4,886,336
ConocoPhillips	143,175	9,887,666
EOG Resources, Inc.	136,402	12,558,532
Exxon Mobil Corp.	183,838	16,995,823
Tesoro Corp.	15,023	1,116,960
Valero Energy Corp.	218,437	10,812,632
		56,257,949
Pharmaceuticals — 7.2%
AbbVie, Inc.	270,448	17,698,117
Johnson & Johnson	276,358	28,898,756
Merck & Co., Inc.	350,272	19,891,947
Pfizer, Inc.	723,498	22,536,963
		89,025,783
Professional Services — 0.5%
Manpowergroup, Inc.	81,495	5,555,514
Real Estate Investment Trusts (REITs) — 2.3%
Corrections Corp. of America	23,552	855,880
Geo Group, Inc. (The)	62,255	2,512,612
Hospitality Properties Trust	101,623	3,150,313
Host Hotels & Resorts, Inc.	443,799	10,549,102
LaSalle Hotel Properties	95,295	3,856,589
Post Properties, Inc.	17,065	1,002,910
10

	Shares	Value
Potlatch Corp.	37,252	$1,559,741
Rayonier, Inc.	150,332	4,200,276
		27,687,423
Semiconductors and Semiconductor Equipment — 3.7%
Broadcom Corp., Class A	273,015	11,829,740
Intel Corp.	648,608	23,537,984
Texas Instruments, Inc.	187,444	10,021,694
		45,389,418
Software — 5.4%
Microsoft Corp.	747,004	34,698,336
Oracle Corp.	465,203	20,920,179
Symantec Corp.	105,857	2,715,761
Synopsys, Inc.(1)	178,091	7,741,616
		66,075,892
Specialty Retail — 1.6%
AutoZone, Inc.(1)	10,169	6,295,730
Foot Locker, Inc.	94,569	5,312,886
Lowe's Cos., Inc.	115,522	7,947,914
		19,556,530
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	333,777	36,842,305
EMC Corp.	204,839	6,091,912
Hewlett-Packard Co.	393,314	15,783,691
Western Digital Corp.	104,387	11,555,641
		70,273,549
Thrifts and Mortgage Finance — 0.4%
EverBank Financial Corp.	230,251	4,388,584
TOTAL COMMON STOCKS (Cost $1,006,788,773)		1,221,725,279
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $1,464,692), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $1,434,573)		1,434,570
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $5,857,031), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $5,740,000)		5,740,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,616,081	1,616,081
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,790,651)		8,790,651
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,015,579,424)		1,230,515,930
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,469,982)
TOTAL NET ASSETS — 100.0%		$1,229,045,948

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,015,579,424)	$1,230,515,930
Cash	131
Receivable for capital shares sold	258,448
Dividends and interest receivable	1,606,890
1,232,381,399

Liabilities
Payable for capital shares redeemed	2,858,206
Accrued management fees	477,245
3,335,451

Net Assets	$1,229,045,948

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	310,000,000
Shares outstanding	99,312,218

Net Asset Value Per Share	$12.38

Net Assets Consist of:
Capital (par value and paid-in surplus)	$994,635,601
Undistributed net investment income	39,982
Undistributed net realized gain	19,433,859
Net unrealized appreciation	214,936,506
$1,229,045,948

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,197)	$11,520,501
Interest	1,664
11,522,165

Expenses:
Management fees	2,693,563
Directors' fees and expenses	33,995
2,727,558

Net investment income (loss)	8,794,607

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	64,476,522
Futures contract transactions	94,952
64,571,474

Change in net unrealized appreciation (depreciation) on investments	(4,853,619)

Net realized and unrealized gain (loss)	59,717,855

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,512,462

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$8,794,607	$15,772,109
Net realized gain (loss)	64,571,474	98,191,715
Change in net unrealized appreciation (depreciation)	(4,853,619)	100,152,803
Net increase (decrease) in net assets resulting from operations	68,512,462	214,116,627

Distributions to Shareholders
From net investment income	(9,672,619)	(15,303,543)
From net realized gains	(111,633,313)	(83,092,332)
Decrease in net assets from distributions	(121,305,932)	(98,395,875)

Capital Share Transactions
Proceeds from shares sold	86,838,280	179,185,362
Proceeds from reinvestment of distributions	121,305,932	98,395,875
Payments for shares redeemed	(51,007,610)	(48,276,197)
Net increase (decrease) in net assets from capital share transactions	157,136,602	229,305,040

Net increase (decrease) in net assets	104,343,132	345,025,792

Net Assets
Beginning of period	1,124,702,816	779,677,024
End of period	$1,229,045,948	$1,124,702,816

Undistributed net investment income	$39,982	$917,994

Transactions in Shares of the Fund
Sold	6,949,053	14,586,133
Issued in reinvestment of distributions	9,987,337	8,165,196
Redeemed	(3,900,005)	(3,824,575)
Net increase (decrease) in shares of the fund	13,036,385	18,926,754

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

15

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2014 was 0.46%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $504,010,521 and $456,861,856, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,221,725,279	—	—
Temporary Cash Investments	1,616,081	$7,174,570	—
	$1,223,341,360	$7,174,570	—

17

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2014, the effect of equity price risk derivative instruments on the Statement of Operations was $94,952 in net realized gain (loss) on futures contract transactions.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,018,285,610
Gross tax appreciation of investments	$228,949,890
Gross tax depreciation of investments	(16,719,570)
Net tax appreciation (depreciation) of investments	$212,230,320

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2014(3)	$13.04	0.10	0.62	0.72	(0.10)	(1.28)	(1.38)	$12.38	5.86%	0.47%(4)	1.51%(4)	40%	$1,229,046
2014	$11.58	0.20	2.59	2.79	(0.19)	(1.14)	(1.33)	$13.04	25.29%	0.47%	1.64%	77%	$1,124,703
2013	$10.20	0.22	1.87	2.09	(0.21)	(0.50)	(0.71)	$11.58	21.39%	0.48%	2.03%	95%	$779,677
2012	$10.27	0.17	0.35	0.52	(0.18)	(0.41)	(0.59)	$10.20	5.65%	0.48%	1.75%	104%	$558,993
2011	$7.92	0.14	2.34	2.48	(0.13)	—	(0.13)	$10.27	31.45%	0.49%	1.46%	84%	$550,202
2010	$7.06	0.11	0.85	0.96	(0.10)	—	(0.10)	$7.92	13.53%	0.49%	1.31%	69%	$320,958

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84550 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

NT Small Company Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLOX	1.07%	5.69%	16.99%	4.85%	5/12/06
Russell 2000 Index	—	1.65%	4.89%	15.54%	7.21%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	0.67%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
RLJ Lodging Trust	0.8%
LaSalle Hotel Properties	0.8%
NPS Pharmaceuticals, Inc.	0.7%
Cracker Barrel Old Country Store, Inc.	0.7%
Moog, Inc., Class A	0.7%
PolyOne Corp.	0.7%
Tenneco, Inc.	0.7%
DuPont Fabros Technology, Inc.	0.7%
Geo Group, Inc. (The)	0.7%
Deluxe Corp.	0.7%

Top Five Industries	% of net assets
Real Estate Investment Trusts (REITs)	6.8%
Software	6.6%
Semiconductors and Semiconductor Equipment	6.3%
Biotechnology	5.4%
Machinery	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1)7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,010.70	$3.40	0.67%
Hypothetical
Institutional Class	$1,000	$1,021.83	$3.41	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Aerospace and Defense — 2.3%
AAR Corp.	73,556	$2,043,385
Ducommun, Inc.(1)	53,817	1,360,494
Engility Holdings, Inc.(1)	1,950	83,460
Moog, Inc., Class A(1)	38,100	2,820,543
Teledyne Technologies, Inc.(1)	26,443	2,716,754
		9,024,636
Air Freight and Logistics†
Air Transport Services Group, Inc.(1)	20,585	176,208
Airlines — 0.2%
Alaska Air Group, Inc.	11,412	681,981
Auto Components — 2.1%
Cooper Tire & Rubber Co.	76,284	2,643,241
Dana Holding Corp.	61,255	1,331,684
Tenneco, Inc.(1)	48,903	2,768,399
Tower International, Inc.(1)	63,721	1,628,071
		8,371,395
Banks — 5.1%
BancorpSouth, Inc.	26,039	586,138
Banner Corp.	17,351	746,440
Boston Private Financial Holdings, Inc.	79,281	1,067,915
Cardinal Financial Corp.	96,912	1,921,765
Columbia Banking System, Inc.	4,284	118,281
Customers Bancorp, Inc.(1)	84,434	1,643,086
Eagle Bancorp, Inc.(1)	38,848	1,379,881
First BanCorp(1)	384,623	2,257,737
First Business Financial Services, Inc.	2,511	120,302
First Interstate Bancsystem, Inc.	27,359	761,127
First Merchants Corp.	7,795	177,336
Hancock Holding Co.	49,494	1,519,466
Home Bancshares, Inc.	11,013	354,178
OFG Bancorp	120,076	1,999,265
Prosperity Bancshares, Inc.	41,819	2,315,100
Renasant Corp.	23,845	689,836
State Bank Financial Corp.	3,673	73,386
Stock Yards Bancorp, Inc.	5,270	175,702
Trustmark Corp.	8,553	209,891
Wilshire Bancorp, Inc.	116,189	1,176,995
Wintrust Financial Corp.	20,067	938,333
		20,232,160
Biotechnology — 5.4%
Acorda Therapeutics, Inc.(1)	62,628	2,559,606

7

	Shares	Value
Anacor Pharmaceuticals, Inc.(1)	36,418	$1,174,481
BioSpecifics Technologies Corp.(1)	9,599	370,713
Dyax Corp.(1)	99,038	1,392,474
Emergent Biosolutions, Inc.(1)	91,716	2,497,427
Hyperion Therapeutics, Inc.(1)	10,402	249,648
Infinity Pharmaceuticals, Inc.(1)	70,137	1,184,614
Insys Therapeutics, Inc.(1)	13,857	584,211
Ligand Pharmaceuticals, Inc., Class B(1)	43,684	2,324,426
Merrimack Pharmaceuticals, Inc.(1)	75,018	847,703
MiMedx Group, Inc.(1)	24,398	281,309
Northwest Biotherapeutics, Inc.(1)	110,473	591,031
NPS Pharmaceuticals, Inc.(1)	82,750	2,959,967
OncoMed Pharmaceuticals, Inc.(1)	26,539	577,489
Ophthotech Corp.(1)	22,745	1,020,568
Prothena Corp. plc(1)	93,401	1,939,005
Sangamo Biosciences, Inc.(1)	44,363	674,761
		21,229,433
Building Products — 1.2%
American Woodmark Corp.(1)	47,839	1,934,609
Griffon Corp.	20,480	272,384
Simpson Manufacturing Co., Inc.	62,385	2,158,521
Universal Forest Products, Inc.	3,959	210,619
		4,576,133
Capital Markets — 2.6%
Calamos Asset Management, Inc., Class A	68,652	914,445
Diamond Hill Investment Group, Inc.	5,948	821,062
Evercore Partners, Inc., Class A	45,369	2,375,974
Janus Capital Group, Inc.	166,202	2,680,838
Manning & Napier, Inc.	88,772	1,226,829
Piper Jaffray Cos.(1)	38,631	2,244,075
Westwood Holdings Group, Inc.	1,179	72,886
		10,336,109
Chemicals — 0.9%
Innophos Holdings, Inc.	11,451	669,311
PolyOne Corp.	73,580	2,789,418
		3,458,729
Commercial Services and Supplies — 1.5%
ACCO Brands Corp.(1)	50,767	457,411
Deluxe Corp.	43,730	2,722,192
Herman Miller, Inc.	73,541	2,164,312
Kimball International, Inc., Class B	78,356	714,607
		6,058,522
Communications Equipment — 1.7%
ARRIS Group, Inc.(1)	55,536	1,676,632
Brocade Communications Systems, Inc.	103,464	1,225,014
Ciena Corp.(1)	75,626	1,467,901
Polycom, Inc.(1)	178,021	2,403,283
		6,772,830

8

	Shares	Value
Consumer Finance — 1.2%
Cash America International, Inc.	42,887	$970,104
Credit Acceptance Corp.(1)	13,589	1,853,675
Enova International, Inc.(1)	8,446	188,008
World Acceptance Corp.(1)	23,508	1,867,711
		4,879,498
Containers and Packaging — 0.7%
Berry Plastics Group, Inc.(1)	86,113	2,716,865
Diversified Consumer Services — 1.2%
Capella Education Co.	13,075	1,006,252
K12, Inc.(1)	129,873	1,541,593
Strayer Education, Inc.(1)	28,868	2,144,315
		4,692,160
Diversified Financial Services — 0.4%
PHH Corp.(1)	64,045	1,534,518
Diversified Telecommunication Services — 1.5%
IDT Corp., Class B	74,544	1,513,989
Inteliquent, Inc.	93,408	1,833,599
Intelsat SA(1)	113,093	1,963,294
Premiere Global Services, Inc.(1)	58,819	624,658
		5,935,540
Electric Utilities — 0.7%
IDACORP, Inc.	2,027	134,167
UIL Holdings Corp.	60,181	2,620,281
		2,754,448
Electrical Equipment — 0.6%
Enphase Energy, Inc.(1)	129,972	1,857,300
Thermon Group Holdings, Inc.(1)	19,816	479,349
		2,336,649
Electronic Equipment, Instruments and Components — 3.0%
Benchmark Electronics, Inc.(1)	101,026	2,570,101
Checkpoint Systems, Inc.(1)	140,949	1,935,230
Coherent, Inc.(1)	1,640	99,581
CTS Corp.	8,492	151,412
Daktronics, Inc.	16,156	202,112
DTS, Inc.(1)	6,992	215,004
GSI Group, Inc.(1)	4,274	62,913
Kimball Electronics, Inc.(1)	38,575	463,672
Newport Corp.(1)	55,995	1,070,064
OSI Systems, Inc.(1)	18,189	1,287,236
Rogers Corp.(1)	9,802	798,275
Sanmina Corp.(1)	105,546	2,483,497
ScanSource, Inc.(1)	10,396	417,503
		11,756,600
Energy Equipment and Services — 1.8%
Forum Energy Technologies, Inc.(1)	86,001	1,782,801

9

	Shares	Value
ION Geophysical Corp.(1)	530,336	$1,458,424
Pioneer Energy Services Corp.(1)	172,078	953,312
Tesco Corp.	108,014	1,384,740
US Silica Holdings, Inc.	64,225	1,649,940
		7,229,217
Food and Staples Retailing — 1.7%
Andersons, Inc. (The)	40,670	2,161,204
Rite Aid Corp.(1)	267,182	2,009,208
SUPERVALU, Inc.(1)	261,197	2,533,611
		6,704,023
Food Products — 1.7%
Cal-Maine Foods, Inc.	54,463	2,125,691
Farmer Bros. Co.(1)	13,677	402,788
Omega Protein Corp.(1)	18,247	192,871
Pilgrim's Pride Corp.(1)	54,851	1,798,564
Sanderson Farms, Inc.	27,577	2,317,157
		6,837,071
Gas Utilities — 0.7%
New Jersey Resources Corp.	43,934	2,688,761
Health Care Equipment and Supplies — 4.1%
Align Technology, Inc.(1)	36,211	2,024,557
Analogic Corp.	9,582	810,733
Anika Therapeutics, Inc.(1)	50,520	2,058,185
Atrion Corp.	340	115,603
Cyberonics, Inc.(1)	41,155	2,291,511
Exactech, Inc.(1)	3,429	80,822
Globus Medical, Inc.(1)	96,651	2,297,394
Greatbatch, Inc.(1)	47,101	2,322,079
Hill-Rom Holdings, Inc.	44,420	2,026,440
Natus Medical, Inc.(1)	63,009	2,270,844
		16,298,168
Health Care Providers and Services — 1.3%
Centene Corp.(1)	20,215	2,099,328
Molina Healthcare, Inc.(1)	45,433	2,432,029
Skilled Healthcare Group, Inc., Class A(1)	77,571	664,783
Surgical Care Affiliates, Inc.(1)	2,422	81,500
		5,277,640
Health Care Technology — 0.7%
Computer Programs & Systems, Inc.	5,708	346,761
MedAssets, Inc.(1)	104,264	2,060,257
Quality Systems, Inc.	19,950	311,020
		2,718,038
Hotels, Restaurants and Leisure — 3.7%
Cracker Barrel Old Country Store, Inc.	20,804	2,928,371
Denny's Corp.(1)	35,010	360,953
DineEquity, Inc.	14,755	1,529,208
Famous Dave's of America, Inc.(1)	2,979	78,258

10

	Shares	Value
Interval Leisure Group, Inc.	81,074	$1,693,636
Isle of Capri Casinos, Inc.(1)	114,708	960,106
Jack in the Box, Inc.	13,678	1,093,693
Marriott Vacations Worldwide Corp.	32,260	2,404,660
Monarch Casino & Resort, Inc.(1)	19,289	320,005
Ruth's Hospitality Group, Inc.	91,356	1,370,340
Vail Resorts, Inc.	21,361	1,946,628
		14,685,858
Household Durables — 1.4%
CSS Industries, Inc.	17,077	472,008
Ethan Allen Interiors, Inc.	43,172	1,337,037
Libbey, Inc.(1)	35,033	1,101,438
Universal Electronics, Inc.(1)	39,778	2,586,763
		5,497,246
Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies, Inc.	51,683	1,404,744
Insurance — 3.4%
AMERISAFE, Inc.	50,503	2,139,307
Amtrust Financial Services, Inc.	46,020	2,588,625
Employers Holdings, Inc.	9,869	232,020
Federated National Holding Co.	83,407	2,015,113
Maiden Holdings Ltd.	156,146	1,997,107
Navigators Group, Inc. (The)(1)	2,111	154,821
Selective Insurance Group, Inc.	28,449	772,959
Symetra Financial Corp.	33,377	769,340
United Fire Group, Inc.	27,384	814,126
United Insurance Holdings Corp.	47,972	1,052,986
Universal Insurance Holdings, Inc.	51,006	1,043,073
		13,579,477
Internet and Catalog Retail — 0.6%
HSN, Inc.	2,949	224,124
Orbitz Worldwide, Inc.(1)	258,885	2,130,624
		2,354,748
Internet Software and Services — 2.0%
Cimpress NV(1)	26,716	1,999,425
Constant Contact, Inc.(1)	16,844	618,175
LogMeIn, Inc.(1)	34,492	1,701,835
Marchex, Inc., Class B	27,974	128,401
United Online, Inc.	14,857	216,169
Web.com Group, Inc.(1)	104,130	1,977,429
Wix.com Ltd.(1)	10,779	226,359
XO Group, Inc.(1)	67,104	1,221,964
		8,089,757
IT Services — 0.6%
Convergys Corp.	50,067	1,019,865
CSG Systems International, Inc.	32,337	810,688
ExlService Holdings, Inc.(1)	7,339	210,703

11

	Shares	Value
MoneyGram International, Inc.(1)	17,843	$162,193
		2,203,449
Life Sciences Tools and Services — 1.2%
Affymetrix, Inc.(1)	50,591	499,333
Charles River Laboratories International, Inc.(1)	9,351	595,098
Luminex Corp.(1)	56,628	1,062,341
PAREXEL International Corp.(1)	46,637	2,591,152
		4,747,924
Machinery — 5.2%
Altra Industrial Motion Corp.	44,637	1,267,244
Blount International, Inc.(1)	135,306	2,377,326
CIRCOR International, Inc.	6,380	384,586
Douglas Dynamics, Inc.	56,325	1,207,045
Federal Signal Corp.	37,422	577,796
Greenbrier Cos., Inc.	31,420	1,688,197
Hillenbrand, Inc.	70,939	2,447,396
Hyster-Yale Materials Handling, Inc.	5,189	379,835
Kadant, Inc.	12,593	537,595
Lydall, Inc.(1)	49,313	1,618,453
Meritor, Inc.(1)	66,566	1,008,475
Mueller Water Products, Inc., Class A	238,309	2,440,284
Rexnord Corp.(1)	88,769	2,504,173
Wabash National Corp.(1)	166,747	2,060,993
		20,499,398
Marine — 0.7%
Matson, Inc.	76,049	2,625,211
Media — 0.5%
Entercom Communications Corp., Class A(1)	61,207	744,277
Journal Communications, Inc., Class A(1)	126,252	1,443,060
		2,187,337
Metals and Mining — 1.1%
Gold Resource Corp.	275,099	929,835
Handy & Harman Ltd.(1)	4,981	229,275
Materion Corp.	54,107	1,906,190
Schnitzer Steel Industries, Inc., Class A	51,302	1,157,373
		4,222,673
Multiline Retail — 0.9%
Burlington Stores, Inc.(1)	50,854	2,403,360
Dillard's, Inc., Class A	10,109	1,265,445
		3,668,805
Oil, Gas and Consumable Fuels — 2.1%
Abraxas Petroleum Corp.(1)	238,613	701,522
Adams Resources & Energy, Inc.	1,198	59,840
Alon USA Energy, Inc.	157,190	1,991,597
Clayton Williams Energy, Inc.(1)	22,988	1,466,635
Cloud Peak Energy, Inc.(1)	29,515	270,948
Green Plains, Inc.	64,576	1,600,193

12

	Shares	Value
Pacific Ethanol, Inc.(1)	52,209	$539,319
REX American Resources Corp.(1)	22,959	1,422,769
Vaalco Energy, Inc.(1)	54,137	246,865
		8,299,688
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	26,422	1,811,228
Neenah Paper, Inc.	8,451	509,342
		2,320,570
Pharmaceuticals — 1.8%
Lannett Co., Inc.(1)	45,727	1,960,774
Nektar Therapeutics(1)	124,499	1,929,734
Pozen, Inc.(1)	160,225	1,281,800
Sagent Pharmaceuticals, Inc.(1)	49,644	1,246,561
SciClone Pharmaceuticals, Inc.(1)	34,567	302,807
Sucampo Pharmaceuticals, Inc., Class A(1)	16,166	230,850
		6,952,526
Professional Services — 2.4%
CRA International, Inc.(1)	29,241	886,587
Heidrick & Struggles International, Inc.	4,517	104,117
Huron Consulting Group, Inc.(1)	32,658	2,233,481
Korn/Ferry International(1)	64,435	1,853,150
Navigant Consulting, Inc.(1)	5,151	79,171
On Assignment, Inc.(1)	66,871	2,219,448
RPX Corp.(1)	128,981	1,777,358
VSE Corp.	5,963	392,962
		9,546,274
Real Estate Investment Trusts (REITs) — 6.8%
AG Mortgage Investment Trust, Inc.	11,739	217,993
American Capital Mortgage Investment Corp.	4,738	89,264
Anworth Mortgage Asset Corp.	31,922	167,591
Capstead Mortgage Corp.	10,920	134,098
CYS Investments, Inc.	40,436	352,602
DuPont Fabros Technology, Inc.	83,183	2,765,003
FelCor Lodging Trust, Inc.	149,320	1,615,642
Geo Group, Inc. (The)	68,320	2,757,395
Hatteras Financial Corp.	18,889	348,124
Highwoods Properties, Inc.	16,554	733,011
LaSalle Hotel Properties	76,365	3,090,492
LTC Properties, Inc.	52,719	2,275,879
Pebblebrook Hotel Trust	28,872	1,317,429
Potlatch Corp.	55,971	2,343,506
PS Business Parks, Inc.	21,875	1,739,937
RLJ Lodging Trust	97,671	3,274,909
Ryman Hospitality Properties, Inc.	41,466	2,186,917
Saul Centers, Inc.	3,896	222,812
Select Income REIT	46,820	1,142,876
Universal Health Realty Income Trust	2,867	137,960
		26,913,440

13

	Shares	Value
Real Estate Management and Development — 0.5%
RE/MAX Holdings, Inc., Class A	9,347	$320,135
St. Joe Co. (The)(1)	96,850	1,781,071
		2,101,206
Road and Rail — 0.8%
ArcBest Corp.	49,317	2,286,829
Quality Distribution, Inc.(1)	71,144	756,972
		3,043,801
Semiconductors and Semiconductor Equipment — 6.3%
Advanced Energy Industries, Inc.(1)	66,578	1,577,899
Amkor Technology, Inc.(1)	210,729	1,496,176
Cabot Microelectronics Corp.(1)	13,756	650,934
Cirrus Logic, Inc.(1)	81,515	1,921,309
Diodes, Inc.(1)	82,186	2,265,868
Fairchild Semiconductor International, Inc.(1)	146,886	2,479,436
Lattice Semiconductor Corp.(1)	62,532	430,845
MaxLinear, Inc., Class A(1)	211,678	1,568,534
Microsemi Corp.(1)	81,723	2,319,299
MKS Instruments, Inc.	27,978	1,023,995
OmniVision Technologies, Inc.(1)	53,787	1,398,462
Rambus, Inc.(1)	108,082	1,198,629
Semtech Corp.(1)	94,283	2,599,382
Synaptics, Inc.(1)	34,749	2,392,121
Tessera Technologies, Inc.	2,920	104,419
TriQuint Semiconductor, Inc.(1)	27,252	750,793
Ultra Clean Holdings, Inc.(1)	82,448	765,117
		24,943,218
Software — 6.6%
ACI Worldwide, Inc.(1)	65,910	1,329,405
Advent Software, Inc.	69,229	2,121,177
Aspen Technology, Inc.(1)	14,822	519,066
Blackbaud, Inc.	5,631	243,597
Cadence Design Systems, Inc.(1)	42,256	801,596
Callidus Software, Inc.(1)	46,054	752,062
EnerNOC, Inc.(1)	95,397	1,473,884
Fair Isaac Corp.	31,173	2,253,808
Glu Mobile, Inc.(1)	315,742	1,231,394
Mentor Graphics Corp.	118,655	2,600,918
NetScout Systems, Inc.(1)	57,651	2,106,567
Pegasystems, Inc.	66,448	1,380,125
Progress Software Corp.(1)	28,714	775,852
PTC, Inc.(1)	52,252	1,915,036
SS&C Technologies Holdings, Inc.	30,643	1,792,309
Take-Two Interactive Software, Inc.(1)	89,388	2,505,546
Verint Systems, Inc.(1)	41,891	2,441,407
		26,243,749

14

	Shares	Value
Specialty Retail — 2.2%
Brown Shoe Co., Inc.	26,197	$842,234
Buckle, Inc. (The)	35,135	1,845,290
Build-A-Bear Workshop, Inc.(1)	59,833	1,202,643
Cato Corp. (The), Class A	54,320	2,291,218
Children's Place, Inc. (The)	35,061	1,998,477
GameStop Corp., Class A	16,145	545,701
Haverty Furniture Cos., Inc.	5,518	121,451
		8,847,014
Textiles, Apparel and Luxury Goods — 1.2%
Culp, Inc.	26,060	564,981
Iconix Brand Group, Inc.(1)	55,577	1,877,947
Steven Madden Ltd.(1)	22,102	703,507
Unifi, Inc.(1)	51,109	1,519,470
		4,665,905
Thrifts and Mortgage Finance — 1.4%
Essent Group Ltd.(1)	71,250	1,831,838
EverBank Financial Corp.	120,924	2,304,811
Radian Group, Inc.	83,027	1,388,211
		5,524,860
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	51,791	899,092
TOTAL COMMON STOCKS (Cost $342,824,019)		391,345,302
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $710,302), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $695,696)		695,694
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $2,842,188), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $2,784,000)		2,784,000
State Street Institutional Liquid Reserves Fund, Premier Class	783,327	783,327
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,263,021)		4,263,021
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $347,087,040)		395,608,323
OTHER ASSETS AND LIABILITIES — 0.1%		218,245
TOTAL NET ASSETS — 100.0%		$395,826,568

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $347,087,040)	$395,608,323
Receivable for capital shares sold	56,902
Dividends and interest receivable	379,634
396,044,859

Liabilities
Accrued management fees	218,291

Net Assets	$395,826,568

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	135,000,000
Shares outstanding	40,644,664

Net Asset Value Per Share	$9.74

Net Assets Consist of:
Capital (par value and paid-in surplus)	$343,292,272
Undistributed net investment income	92,159
Undistributed net realized gain	3,920,854
Net unrealized appreciation	48,521,283
$395,826,568

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,438)	$2,095,623
Interest	590
2,096,213

Expenses:
Management fees	1,241,963
Directors' fees and expenses	11,022
Other expenses	99
1,253,084

Net investment income (loss)	843,129

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	20,451,763
Futures contract transactions	(63,933)
20,387,830

Change in net unrealized appreciation (depreciation) on investments	(16,143,921)

Net realized and unrealized gain (loss)	4,243,909

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,087,038

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$843,129	$1,184,730
Net realized gain (loss)	20,387,830	47,598,869
Change in net unrealized appreciation (depreciation)	(16,143,921)	24,119,734
Net increase (decrease) in net assets resulting from operations	5,087,038	72,903,333

Distributions to Shareholders
From net investment income	(1,036,862)	(1,227,746)
From net realized gains	(45,882,682)	(36,394,986)
Decrease in net assets from distributions	(46,919,544)	(37,622,732)

Capital Share Transactions
Proceeds from shares sold	29,940,814	70,430,340
Proceeds from reinvestment of distributions	46,919,544	37,622,732
Payments for shares redeemed	(10,331,269)	(28,068,774)
Net increase (decrease) in net assets from capital share transactions	66,529,089	79,984,298

Net increase (decrease) in net assets	24,696,583	115,264,899

Net Assets
Beginning of period	371,129,985	255,865,086
End of period	$395,826,568	$371,129,985

Undistributed net investment income	$92,159	$285,892

Transactions in Shares of the Fund
Sold	2,864,267	6,688,254
Issued in reinvestment of distributions	5,013,513	3,712,263
Redeemed	(966,937)	(2,550,471)
Net increase (decrease) in shares of the fund	6,910,843	7,850,046

See Notes to Financial Statements.

18

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

19

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

20

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2014 was 0.66%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $216,180,374 and $200,887,743, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

21

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$391,345,302	—	—
Temporary Cash Investments	783,327	$3,479,694	—
	$392,128,629	$3,479,694	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2014, the effect of equity price risk derivative instruments on the Statement of Operations was $(63,933) in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$347,923,137
Gross tax appreciation of investments	$61,510,196
Gross tax depreciation of investments	(13,825,010)
Net tax appreciation (depreciation) of investments	$47,685,186

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2014(3)	$11.00	0.02	0.04	0.06	(0.03)	(1.29)	(1.32)	$9.74	1.07%	0.67%(4)	0.45%(4)	54%	$395,827
2014	$9.89	0.04	2.48	2.52	(0.04)	(1.37)	(1.41)	$11.00	26.77%	0.67%	0.38%	96%	$371,130
2013	$8.27	0.10	2.03	2.13	(0.10)	(0.41)	(0.51)	$9.89	26.98%	0.68%	1.12%	106%	$255,865
2012	$9.17	0.06	(0.23)	(0.17)	(0.03)	(0.70)	(0.73)	$8.27	(0.98)%	0.68%	0.67%	86%	$177,436
2011	$6.76	0.03	2.42	2.45	(0.04)	—	(0.04)	$9.17	36.29%	0.69%	0.38%	93%	$131,572
2010	$5.50	0.02	1.27	1.29	(0.03)	—	(0.03)	$6.76	23.50%	0.69%	0.34%	78%	$76,433

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84551 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Small Company Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ASQIX	0.99%	5.74%	16.88%	5.71%	8.99%	7/31/98
Russell 2000 Index	—	1.65%	4.89%	15.54%	7.76%	7.89%	—
Institutional Class	ASCQX	1.12%	5.92%	17.11%	5.93%	10.25%	10/1/99
A Class(2)	ASQAX						9/7/00
No sales charge*		0.87%	5.47%	16.59%	5.44%	8.30%
With sales charge*		-4.91%	-0.60%	15.22%	4.82%	7.85%
C Class	ASQCX						3/1/10
No sales charge*		0.47%	4.68%	—	—	15.41%
With sales charge*		-0.53%	4.68%	—	—	15.41%
R Class	ASCRX	0.71%	5.19%	16.27%	5.18%	8.46%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.87%	0.67%	1.12%	1.87%	1.37%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
LaSalle Hotel Properties	0.8%
Cracker Barrel Old Country Store, Inc.	0.8%
NPS Pharmaceuticals, Inc.	0.7%
RLJ Lodging Trust	0.7%
Moog, Inc., Class A	0.7%
Tenneco, Inc.	0.7%
PolyOne Corp.	0.7%
Geo Group, Inc. (The)	0.7%
Deluxe Corp.	0.7%
DuPont Fabros Technology, Inc.	0.7%

Top Five Industries	% of net assets
Real Estate Investment Trusts (REITs)	6.8%
Software	6.6%
Semiconductors and Semiconductor Equipment	6.4%
Biotechnology	5.4%
Machinery	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1) 7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.90	$4.41	0.87%
Institutional Class	$1,000	$1,011.20	$3.40	0.67%
A Class	$1,000	$1,008.70	$5.67	1.12%
C Class	$1,000	$1,004.70	$9.45	1.87%
R Class	$1,000	$1,007.10	$6.93	1.37%
Hypothetical
Investor Class	$1,000	$1,020.82	$4.43	0.87%
Institutional Class	$1,000	$1,021.83	$3.41	0.67%
A Class	$1,000	$1,019.56	$5.70	1.12%
C Class	$1,000	$1,015.78	$9.50	1.87%
R Class	$1,000	$1,018.30	$6.97	1.37%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.3%
AAR Corp.	74,090	$2,058,220
Ducommun, Inc.(1)	55,983	1,415,250
Engility Holdings, Inc.(1)	2,621	112,179
Moog, Inc., Class A(1)	39,756	2,943,137
Teledyne Technologies, Inc.(1)	27,266	2,801,309
		9,330,095
Air Freight and Logistics†
Air Transport Services Group, Inc.(1)	21,364	182,876
Airlines — 0.1%
Alaska Air Group, Inc.	9,769	583,795
Auto Components — 2.1%
Cooper Tire & Rubber Co.	81,148	2,811,778
Dana Holding Corp.	61,049	1,327,205
Tenneco, Inc.(1)	51,304	2,904,319
Tower International, Inc.(1)	66,239	1,692,407
		8,735,709
Banks — 5.1%
BancorpSouth, Inc.	21,131	475,659
Banner Corp.	19,473	837,728
Boston Private Financial Holdings, Inc.	80,224	1,080,617
Cardinal Financial Corp.	94,041	1,864,833
Columbia Banking System, Inc.	9,106	251,417
Customers Bancorp, Inc.(1)	86,369	1,680,741
Eagle Bancorp, Inc.(1)	35,647	1,266,181
First BanCorp(1)	414,742	2,434,536
First Business Financial Services, Inc.	1,982	94,958
First Interstate Bancsystem, Inc.	24,212	673,578
First Merchants Corp.	6,720	152,880
Hancock Holding Co.	51,650	1,585,655
Home Bancshares, Inc.	11,821	380,163
OFG Bancorp	127,055	2,115,466
Prosperity Bancshares, Inc.	46,070	2,550,435
Renasant Corp.	31,901	922,896
State Bank Financial Corp.	6,783	135,524
Stock Yards Bancorp, Inc.	3,070	102,354
Trustmark Corp.	5,114	125,498
Wilshire Bancorp, Inc.	114,973	1,164,676
Wintrust Financial Corp.	20,667	966,389
		20,862,184
Biotechnology — 5.4%
Acorda Therapeutics, Inc.(1)	64,600	2,640,202

7

	Shares	Value
Anacor Pharmaceuticals, Inc.(1)	37,522	$1,210,085
BioSpecifics Technologies Corp.(1)	9,905	382,531
Dyax Corp.(1)	101,947	1,433,375
Emergent Biosolutions, Inc.(1)	96,227	2,620,261
Hyperion Therapeutics, Inc.(1)	10,788	258,912
Infinity Pharmaceuticals, Inc.(1)	72,221	1,219,813
Insys Therapeutics, Inc.(1)	13,499	569,118
Ligand Pharmaceuticals, Inc., Class B(1)	46,031	2,449,310
Merrimack Pharmaceuticals, Inc.(1)	77,295	873,434
MiMedx Group, Inc.(1)	24,708	284,883
Northwest Biotherapeutics, Inc.(1)	115,341	617,074
NPS Pharmaceuticals, Inc.(1)	85,081	3,043,347
OncoMed Pharmaceuticals, Inc.(1)	28,248	614,676
Ophthotech Corp.(1)	23,322	1,046,458
Prothena Corp. plc(1)	96,463	2,002,572
Sangamo Biosciences, Inc.(1)	43,811	666,365
		21,932,416
Building Products — 1.2%
American Woodmark Corp.(1)	49,641	2,007,482
Griffon Corp.	21,193	281,867
Simpson Manufacturing Co., Inc.	65,650	2,271,490
Universal Forest Products, Inc.	3,988	212,162
		4,773,001
Capital Markets — 2.6%
Calamos Asset Management, Inc., Class A	75,073	999,972
Diamond Hill Investment Group, Inc.	5,741	792,488
Evercore Partners, Inc., Class A	46,964	2,459,505
Janus Capital Group, Inc.	170,019	2,742,406
Manning & Napier, Inc.	90,378	1,249,024
Piper Jaffray Cos.(1)	40,533	2,354,562
Westwood Holdings Group, Inc.	1,922	118,818
		10,716,775
Chemicals — 0.9%
Innophos Holdings, Inc.	11,467	670,246
PolyOne Corp.	76,122	2,885,785
		3,556,031
Commercial Services and Supplies — 1.5%
ACCO Brands Corp.(1)	51,034	459,817
Deluxe Corp.	46,004	2,863,749
Herman Miller, Inc.	76,428	2,249,276
Kimball International, Inc., Class B	78,019	711,533
		6,284,375
Communications Equipment — 1.7%
ARRIS Group, Inc.(1)	57,207	1,727,079
Brocade Communications Systems, Inc.	108,382	1,283,243
Ciena Corp.(1)	75,971	1,474,597
Polycom, Inc.(1)	182,011	2,457,149
		6,942,068
8

	Shares	Value
Consumer Finance — 1.2%
Cash America International, Inc.	45,853	$1,037,195
Credit Acceptance Corp.(1)	14,309	1,951,891
Enova International, Inc.(1)	6,106	135,920
World Acceptance Corp.(1)	23,950	1,902,827
		5,027,833
Containers and Packaging — 0.7%
Berry Plastics Group, Inc.(1)	88,701	2,798,517
Diversified Consumer Services — 1.2%
Capella Education Co.	14,165	1,090,138
K12, Inc.(1)	135,558	1,609,074
Strayer Education, Inc.(1)	29,437	2,186,580
		4,885,792
Diversified Financial Services — 0.4%
PHH Corp.(1)	63,862	1,530,134
Diversified Telecommunication Services — 1.5%
IDT Corp., Class B	78,810	1,600,631
Inteliquent, Inc.	97,795	1,919,716
Intelsat SA(1)	119,094	2,067,472
Premiere Global Services, Inc.(1)	54,536	579,172
		6,166,991
Electric Utilities — 0.7%
IDACORP, Inc.	2,549	168,718
UIL Holdings Corp.	63,718	2,774,282
		2,943,000
Electrical Equipment — 0.6%
Enphase Energy, Inc.(1)	135,208	1,932,122
Thermon Group Holdings, Inc.(1)	21,768	526,568
		2,458,690
Electronic Equipment, Instruments and Components — 3.0%
Benchmark Electronics, Inc.(1)	106,721	2,714,982
Checkpoint Systems, Inc.(1)	145,575	1,998,745
Coherent, Inc.(1)	2,305	139,960
CTS Corp.	6,049	107,854
Daktronics, Inc.	13,761	172,150
DTS, Inc.(1)	7,009	215,527
GSI Group, Inc.(1)	6,343	93,369
Kimball Electronics, Inc.(1)	38,397	461,532
Newport Corp.(1)	59,004	1,127,566
OSI Systems, Inc.(1)	18,950	1,341,091
Rogers Corp.(1)	9,856	802,673
Sanmina Corp.(1)	107,933	2,539,663
ScanSource, Inc.(1)	10,769	432,483
		12,147,595
Energy Equipment and Services — 1.8%
Forum Energy Technologies, Inc.(1)	87,389	1,811,574

9

	Shares	Value
ION Geophysical Corp.(1)	538,244	$1,480,171
Pioneer Energy Services Corp.(1)	180,801	1,001,637
Tesco Corp.	113,324	1,452,814
US Silica Holdings, Inc.	66,249	1,701,937
		7,448,133
Food and Staples Retailing — 1.7%
Andersons, Inc. (The)	41,852	2,224,015
Rite Aid Corp.(1)	281,110	2,113,947
SUPERVALU, Inc.(1)	274,510	2,662,747
		7,000,709
Food Products — 1.7%
Cal-Maine Foods, Inc.	55,527	2,167,219
Farmer Bros. Co.(1)	13,234	389,741
Omega Protein Corp.(1)	15,989	169,004
Pilgrim's Pride Corp.(1)	57,535	1,886,572
Sanderson Farms, Inc.	28,596	2,402,779
		7,015,315
Gas Utilities — 0.6%
New Jersey Resources Corp.	42,116	2,577,499
Health Care Equipment and Supplies — 4.2%
Align Technology, Inc.(1)	37,468	2,094,836
Analogic Corp.	9,789	828,247
Anika Therapeutics, Inc.(1)	52,998	2,159,139
Atrion Corp.	327	111,183
Cyberonics, Inc.(1)	43,251	2,408,216
Exactech, Inc.(1)	4,263	100,479
Globus Medical, Inc.(1)	100,712	2,393,924
Greatbatch, Inc.(1)	49,208	2,425,954
Hill-Rom Holdings, Inc.	46,506	2,121,604
Natus Medical, Inc.(1)	65,136	2,347,501
		16,991,083
Health Care Providers and Services — 1.4%
Centene Corp.(1)	20,787	2,158,730
Molina Healthcare, Inc.(1)	46,950	2,513,233
Skilled Healthcare Group, Inc., Class A(1)	85,027	728,681
Surgical Care Affiliates, Inc.(1)	2,550	85,808
		5,486,452
Health Care Technology — 0.7%
Computer Programs & Systems, Inc.	5,617	341,233
MedAssets, Inc.(1)	106,837	2,111,099
Quality Systems, Inc.	20,028	312,236
		2,764,568
Hotels, Restaurants and Leisure — 3.7%
Cracker Barrel Old Country Store, Inc.	21,724	3,057,870
Denny's Corp.(1)	34,091	351,478
DineEquity, Inc.	15,302	1,585,899
Famous Dave's of America, Inc.(1)	3,166	83,171

10

	Shares	Value
Interval Leisure Group, Inc.	83,328	$1,740,722
Isle of Capri Casinos, Inc.(1)	118,607	992,741
Jack in the Box, Inc.	14,564	1,164,537
Marriott Vacations Worldwide Corp.	33,297	2,481,958
Monarch Casino & Resort, Inc.(1)	18,584	308,309
Ruth's Hospitality Group, Inc.	96,744	1,451,160
Vail Resorts, Inc.	22,138	2,017,436
		15,235,281
Household Durables — 1.4%
CSS Industries, Inc.	19,112	528,256
Ethan Allen Interiors, Inc.	44,632	1,382,253
Libbey, Inc.(1)	36,100	1,134,984
Universal Electronics, Inc.(1)	41,885	2,723,781
		5,769,274
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc.	54,132	1,471,308
Insurance — 3.5%
AMERISAFE, Inc.	53,067	2,247,918
Amtrust Financial Services, Inc.	47,966	2,698,088
Employers Holdings, Inc.	11,589	272,457
Federated National Holding Co.	85,938	2,076,262
Maiden Holdings Ltd.	162,809	2,082,327
Navigators Group, Inc. (The)(1)	3,383	248,109
Selective Insurance Group, Inc.	31,536	856,833
Symetra Financial Corp.	26,540	611,747
United Fire Group, Inc.	28,157	837,108
United Insurance Holdings Corp.	48,499	1,064,553
Universal Insurance Holdings, Inc.	53,117	1,086,243
		14,081,645
Internet and Catalog Retail — 0.6%
HSN, Inc.	2,126	161,576
Orbitz Worldwide, Inc.(1)	271,373	2,233,400
		2,394,976
Internet Software and Services — 2.1%
Cimpress NV(1)	27,608	2,066,183
Constant Contact, Inc.(1)	18,218	668,600
LogMeIn, Inc.(1)	36,614	1,806,535
Marchex, Inc., Class B	26,560	121,910
United Online, Inc.	17,576	255,731
Web.com Group, Inc.(1)	105,734	2,007,889
Wix.com Ltd.(1)	12,314	258,594
XO Group, Inc.(1)	69,754	1,270,220
		8,455,662
IT Services — 0.5%
Convergys Corp.	51,259	1,044,146
CSG Systems International, Inc.	27,133	680,224
ExlService Holdings, Inc.(1)	7,378	211,822

11

	Shares	Value
MoneyGram International, Inc.(1)	15,372	$139,732
		2,075,924
Life Sciences Tools and Services — 1.2%
Affymetrix, Inc.(1)	51,206	505,403
Charles River Laboratories International, Inc.(1)	9,148	582,179
Luminex Corp.(1)	57,261	1,074,216
PAREXEL International Corp.(1)	47,958	2,664,547
		4,826,345
Machinery — 5.2%
Altra Industrial Motion Corp.	45,404	1,289,020
Blount International, Inc.(1)	141,450	2,485,276
CIRCOR International, Inc.	7,077	426,602
Douglas Dynamics, Inc.	58,355	1,250,548
Federal Signal Corp.	39,877	615,701
Greenbrier Cos., Inc.	31,698	1,703,134
Hillenbrand, Inc.	73,155	2,523,847
Hyster-Yale Materials Handling, Inc.	3,626	265,423
Kadant, Inc.	10,707	457,082
Lydall, Inc.(1)	51,148	1,678,677
Meritor, Inc.(1)	68,487	1,037,578
Mueller Water Products, Inc., Class A	243,275	2,491,136
Rexnord Corp.(1)	91,212	2,573,091
Wabash National Corp.(1)	173,851	2,148,798
		20,945,913
Marine — 0.7%
Matson, Inc.	79,013	2,727,529
Media — 0.6%
Entercom Communications Corp., Class A(1)	68,655	834,845
Journal Communications, Inc., Class A(1)	131,341	1,501,227
		2,336,072
Metals and Mining — 1.1%
Gold Resource Corp.	288,442	974,934
Handy & Harman Ltd.(1)	4,306	198,205
Materion Corp.	56,532	1,991,623
Schnitzer Steel Industries, Inc., Class A	54,859	1,237,619
		4,402,381
Multiline Retail — 0.9%
Burlington Stores, Inc.(1)	52,600	2,485,876
Dillard's, Inc., Class A	10,768	1,347,938
		3,833,814
Oil, Gas and Consumable Fuels — 2.1%
Abraxas Petroleum Corp.(1)	243,964	717,254
Adams Resources & Energy, Inc.	1,231	61,489
Alon USA Energy, Inc.	161,963	2,052,071
Clayton Williams Energy, Inc.(1)	24,018	1,532,348
Cloud Peak Energy, Inc.(1)	28,026	257,279
Green Plains, Inc.	65,859	1,631,986

12

	Shares	Value
Pacific Ethanol, Inc.(1)	56,682	$585,525
REX American Resources Corp.(1)	23,707	1,469,123
Vaalco Energy, Inc.(1)	48,475	221,046
		8,528,121
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	27,480	1,883,754
Neenah Paper, Inc.	8,651	521,396
		2,405,150
Pharmaceuticals — 1.8%
Lannett Co., Inc.(1)	47,109	2,020,034
Nektar Therapeutics(1)	126,935	1,967,492
Pozen, Inc.(1)	166,936	1,335,488
Sagent Pharmaceuticals, Inc.(1)	51,609	1,295,902
SciClone Pharmaceuticals, Inc.(1)	35,705	312,776
Sucampo Pharmaceuticals, Inc., Class A(1)	16,781	239,633
		7,171,325
Professional Services — 2.5%
CRA International, Inc.(1)	29,630	898,382
Heidrick & Struggles International, Inc.	3,700	85,285
Huron Consulting Group, Inc.(1)	34,327	2,347,623
Korn/Ferry International(1)	68,798	1,978,630
Navigant Consulting, Inc.(1)	7,138	109,711
On Assignment, Inc.(1)	70,977	2,355,727
RPX Corp.(1)	134,427	1,852,404
VSE Corp.	6,092	401,463
		10,029,225
Real Estate Investment Trusts (REITs) — 6.8%
AG Mortgage Investment Trust, Inc.	8,849	164,326
American Capital Mortgage Investment Corp.	12,065	227,305
Anworth Mortgage Asset Corp.	29,837	156,644
Capstead Mortgage Corp.	9,262	113,737
CYS Investments, Inc.	42,748	372,763
DuPont Fabros Technology, Inc.	84,916	2,822,608
FelCor Lodging Trust, Inc.	147,266	1,593,418
Geo Group, Inc. (The)	71,479	2,884,892
Hatteras Financial Corp.	22,282	410,657
Highwoods Properties, Inc.	22,391	991,474
LaSalle Hotel Properties	77,138	3,121,775
LTC Properties, Inc.	54,296	2,343,958
Pebblebrook Hotel Trust	29,580	1,349,735
Potlatch Corp.	57,135	2,392,243
PS Business Parks, Inc.	23,688	1,884,144
RLJ Lodging Trust	89,347	2,995,805
Ryman Hospitality Properties, Inc.	43,372	2,287,439
Saul Centers, Inc.	3,410	195,018
Select Income REIT	49,824	1,216,204
Universal Health Realty Income Trust	4,686	225,490
		27,749,635

13

	Shares	Value
Real Estate Management and Development — 0.5%
RE/MAX Holdings, Inc., Class A	11,051	$378,497
St. Joe Co. (The)(1)	99,844	1,836,131
		2,214,628
Road and Rail — 0.8%
ArcBest Corp.	51,721	2,398,303
Quality Distribution, Inc.(1)	75,741	805,884
		3,204,187
Semiconductors and Semiconductor Equipment — 6.4%
Advanced Energy Industries, Inc.(1)	67,452	1,598,612
Amkor Technology, Inc.(1)	220,142	1,563,008
Cabot Microelectronics Corp.(1)	14,862	703,270
Cirrus Logic, Inc.(1)	86,042	2,028,010
Diodes, Inc.(1)	83,639	2,305,927
Fairchild Semiconductor International, Inc.(1)	143,686	2,425,420
Lattice Semiconductor Corp.(1)	62,492	430,570
MaxLinear, Inc., Class A(1)	220,810	1,636,202
Microsemi Corp.(1)	82,708	2,347,253
MKS Instruments, Inc.	29,330	1,073,478
OmniVision Technologies, Inc.(1)	55,415	1,440,790
Rambus, Inc.(1)	115,152	1,277,036
Semtech Corp.(1)	96,749	2,667,370
Synaptics, Inc.(1)	34,515	2,376,012
Tessera Technologies, Inc.	2,797	100,021
TriQuint Semiconductor, Inc.(1)	41,297	1,137,732
Ultra Clean Holdings, Inc.(1)	76,581	710,672
		25,821,383
Software — 6.6%
ACI Worldwide, Inc.(1)	68,535	1,382,351
Advent Software, Inc.	70,677	2,165,543
Aspen Technology, Inc.(1)	16,625	582,207
Blackbaud, Inc.	5,923	256,229
Cadence Design Systems, Inc.(1)	40,420	766,767
Callidus Software, Inc.(1)	44,323	723,795
EnerNOC, Inc.(1)	95,859	1,481,022
Fair Isaac Corp.	32,384	2,341,363
Glu Mobile, Inc.(1)	324,062	1,263,842
Mentor Graphics Corp.	124,702	2,733,468
NetScout Systems, Inc.(1)	60,639	2,215,749
Pegasystems, Inc.	68,218	1,416,888
Progress Software Corp.(1)	28,782	777,690
PTC, Inc.(1)	54,124	1,983,645
SS&C Technologies Holdings, Inc.	28,682	1,677,610
Take-Two Interactive Software, Inc.(1)	91,504	2,564,857
Verint Systems, Inc.(1)	44,357	2,585,126
		26,918,152

14

	Shares	Value
Specialty Retail — 2.2%
Brown Shoe Co., Inc.	24,805	$797,481
Buckle, Inc. (The)	36,616	1,923,072
Build-A-Bear Workshop, Inc.(1)	62,112	1,248,451
Cato Corp. (The), Class A	55,871	2,356,639
Children's Place, Inc. (The)	34,526	1,967,982
GameStop Corp., Class A	15,040	508,352
Haverty Furniture Cos., Inc.	3,933	86,565
		8,888,542
Textiles, Apparel and Luxury Goods — 1.2%
Culp, Inc.	24,807	537,816
Iconix Brand Group, Inc.(1)	59,223	2,001,145
Steven Madden Ltd.(1)	20,265	645,035
Unifi, Inc.(1)	50,046	1,487,867
		4,671,863
Thrifts and Mortgage Finance — 1.4%
Essent Group Ltd.(1)	74,239	1,908,685
EverBank Financial Corp.	124,192	2,367,099
Radian Group, Inc.	87,054	1,455,543
		5,731,327
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	56,316	977,646
TOTAL COMMON STOCKS (Cost $350,524,985)		404,008,944
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $454,089), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $444,752)		444,751
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $1,816,875), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $1,780,000)		1,780,000
State Street Institutional Liquid Reserves Fund, Premier Class	531,779	531,779
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,756,530)		2,756,530
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $353,281,515)		406,765,474
OTHER ASSETS AND LIABILITIES†		(115,279)
TOTAL NET ASSETS — 100.0%		$406,650,195

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $353,281,515)	$406,765,474
Receivable for capital shares sold	210,751
Dividends and interest receivable	391,736
407,367,961

Liabilities
Payable for capital shares redeemed	419,865
Accrued management fees	287,661
Distribution and service fees payable	10,240
717,766

Net Assets	$406,650,195

Net Assets Consist of:
Capital (par value and paid-in surplus)	$403,367,172
Undistributed net investment income	252,234
Accumulated net realized loss	(50,453,170)
Net unrealized appreciation	53,483,959
$406,650,195

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$324,799,555	24,572,041	$13.22
Institutional Class, $0.01 Par Value	$38,503,021	2,900,189	$13.28
A Class, $0.01 Par Value	$38,754,816	2,992,638	$12.95*
C Class, $0.01 Par Value	$863,429	67,646	$12.76
R Class, $0.01 Par Value	$3,729,374	291,974	$12.77
*Maximum offering price $13.74 (net asset value divided by 0.9425).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,672)	$2,242,294
Interest	503
2,242,797

Expenses:
Management fees	1,699,375
Distribution and service fees:
A Class	45,616
C Class	3,872
R Class	7,515
Directors' fees and expenses	11,961
Other expenses	1,524
1,769,863

Net investment income (loss)	472,934

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,537,918
Futures contract transactions	34,312
26,572,230

Change in net unrealized appreciation (depreciation) on investments	(23,627,492)

Net realized and unrealized gain (loss)	2,944,738

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,417,672

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$472,934	$700,341
Net realized gain (loss)	26,572,230	59,766,506
Change in net unrealized appreciation (depreciation)	(23,627,492)	28,715,909
Net increase (decrease) in net assets resulting from operations	3,417,672	89,182,756

Distributions to Shareholders
From net investment income:
Investor Class	(250,135)	(819,277)
Institutional Class	(48,049)	(223,632)
A Class	(4,861)	(9,668)
Decrease in net assets from distributions	(303,045)	(1,052,577)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(20,223,281)	33,941,478

Net increase (decrease) in net assets	(17,108,654)	122,071,657

Net Assets
Beginning of period	423,758,849	301,687,192
End of period	$406,650,195	$423,758,849

Undistributed net investment income	$252,234	$82,345

See Notes to Financial Statements.

18

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

19

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

20

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 21% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2014 was 0.86% for the Investor Class, A Class, C Class and R Class and 0.66% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $198,969,639 and $220,054,252, respectively.

21

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	140,000,000		175,000,000
Sold	2,706,827	$34,555,919	9,832,062	$113,605,442
Issued in reinvestment of distributions	19,099	245,991	69,246	804,576
Redeemed	(4,276,263)	(54,365,892)	(6,591,527)	(79,024,918)
	(1,550,337)	(19,563,982)	3,309,781	35,385,100
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	283,515	3,581,367	676,351	8,103,817
Issued in reinvestment of distributions	3,715	48,033	18,841	223,479
Redeemed	(414,795)	(5,333,607)	(1,212,044)	(14,876,569)
	(127,565)	(1,704,207)	(516,852)	(6,549,273)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	624,498	7,778,708	1,179,236	13,737,241
Issued in reinvestment of distributions	377	4,766	876	9,624
Redeemed	(626,207)	(7,837,535)	(831,330)	(9,883,023)
	(1,332)	(54,061)	348,782	3,863,842
C Class/Shares Authorized	10,000,000		10,000,000
Sold	19,629	243,745	32,612	384,884
Redeemed	(5,884)	(72,642)	(8,699)	(101,795)
	13,745	171,103	23,913	283,089
R Class/Shares Authorized	5,000,000		10,000,000
Sold	128,093	1,570,600	151,181	1,777,695
Redeemed	(52,508)	(642,734)	(69,691)	(818,975)
	75,585	927,866	81,490	958,720
Net increase (decrease)	(1,589,904)	$(20,223,281)	3,247,114	$33,941,478

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

22

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$404,008,944	—	—
Temporary Cash Investments	531,779	$2,224,751	—
	$404,540,723	$2,224,751	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2014, the effect of equity price risk derivative instruments on the Statement of Operations was $34,312 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$353,318,614
Gross tax appreciation of investments	$68,261,675
Gross tax depreciation of investments	(14,814,815)
Net tax appreciation (depreciation) of investments	$53,446,860

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2014, the fund had accumulated short-term capital losses of $(77,036,015), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$13.10	0.02	0.11	0.13	(0.01)	$13.22	0.99%	0.87%(4)	0.24%(4)	50%	$324,800
2014	$10.36	0.02	2.75	2.77	(0.03)	$13.10	26.79%	0.87%	0.18%	83%	$342,090
2013	$8.24	0.08	2.12	2.20	(0.08)	$10.36	26.92%	0.88%	0.92%	93%	$236,280
2012	$8.38	0.04	(0.16)	(0.12)	(0.02)	$8.24	(1.37)%	0.89%	0.45%	72%	$188,519
2011	$6.15	0.01	2.23	2.24	(0.01)	$8.38	36.39%	0.89%	0.17%	61%	$218,642
2010	$5.00	0.01	1.16	1.17	(0.02)	$6.15	23.39%	0.90%	0.12%	44%	$234,727
Institutional Class
2014(3)	$13.15	0.03	0.12	0.15	(0.02)	$13.28	1.12%	0.67%(4)	0.44%(4)	50%	$38,503
2014	$10.41	0.05	2.76	2.81	(0.07)	$13.15	27.02%	0.67%	0.38%	83%	$39,805
2013	$8.27	0.10	2.14	2.24	(0.10)	$10.41	27.27%	0.68%	1.12%	93%	$36,886
2012	$8.42	0.05	(0.15)	(0.10)	(0.05)	$8.27	(1.20)%	0.69%	0.65%	72%	$29,506
2011	$6.19	0.03	2.22	2.25	(0.02)	$8.42	36.43%	0.69%	0.37%	61%	$42,541
2010	$5.02	0.02	1.18	1.20	(0.03)	$6.19	23.87%	0.70%	0.32%	44%	$42,599

24

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2014(3)	$12.84	—(6)	0.11	0.11	—(6)	$12.95	0.87%	1.12%(4)	(0.01)%(4)	50%	$38,755
2014	$10.15	(0.01)	2.70	2.69	—(6)	$12.84	26.54%	1.12%	(0.07)%	83%	$38,437
2013	$8.08	0.06	2.07	2.13	(0.06)	$10.15	26.58%	1.13%	0.67%	93%	$26,862
2012	$8.22	0.02	(0.15)	(0.13)	(0.01)	$8.08	(1.64)%	1.14%	0.20%	72%	$25,944
2011	$6.05	(0.01)	2.18	2.17	—	$8.22	35.87%	1.14%	(0.08)%	61%	$33,452
2010	$4.91	(0.01)	1.16	1.15	(0.01)	$6.05	23.40%	1.15%	(0.13)%	44%	$35,567
C Class
2014(3)	$12.70	(0.04)	0.10	0.06	—	$12.76	0.47%	1.87%(4)	(0.76)%(4)	50%	$863
2014	$10.12	(0.10)	2.68	2.58	—	$12.70	25.49%	1.87%	(0.82)%	83%	$685
2013	$8.08	(0.03)	2.10	2.07	(0.03)	$10.12	25.68%	1.88%	(0.08)%	93%	$303
2012	$8.27	(0.04)	(0.15)	(0.19)	—	$8.08	(2.30)%	1.89%	(0.55)%	72%	$77
2011	$6.13	(0.06)	2.20	2.14	—	$8.27	34.91%	1.89%	(0.83)%	61%	$74
2010(7)	$6.40	(0.02)	(0.25)	(0.27)	—	$6.13	(4.22)%	1.90%(4)	(0.79)%(4)	44%(8)	$24

25

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$12.68	(0.01)	0.10	0.09	—	$12.77	0.71%	1.37%(4)	(0.26)%(4)	50%	$3,729
2014	$10.05	(0.04)	2.67	2.63	—	$12.68	26.17%	1.37%	(0.32)%	83%	$2,743
2013	$8.00	0.04	2.06	2.10	(0.05)	$10.05	26.33%	1.38%	0.42%	93%	$1,356
2012	$8.15	—(6)	(0.15)	(0.15)	—	$8.00	(1.84)%	1.39%	(0.05)%	72%	$930
2011	$6.01	(0.02)	2.16	2.14	—	$8.15	35.61%	1.39%	(0.33)%	61%	$945
2010	$4.89	(0.02)	1.14	1.12	—	$6.01	22.90%	1.40%	(0.38)%	44%	$384

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	Per-share amount was less than $0.005.

(7)	March 1, 2010 (commencement of sale) through June 30, 2010.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2010.

See Notes to Financial Statements.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84543 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Strategic Inflation Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of December 31, 2014
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ASIOX	-7.00%(2)	-3.23%(2)	0.07%(2)	4/30/10
Barclays U.S. 1-3 Month Treasury Bill Index	—	0.01%	0.02%	0.07%	—
Institutional Class	ASINX	-6.90%(2)	-3.03%(2)	0.27%(2)	4/30/10
A Class	ASIDX				4/30/10
No sales charge*		-7.15%(2)	-3.45%(2)	-0.19%(2)
With sales charge*		-12.51%(2)	-8.98%(2)	-1.45%(2)
C Class	ASIZX				4/30/10
No sales charge*		-7.43%(2)	-4.15%(2)	-0.93%(2)
With sales charge*		-8.35%(2)	-4.15%(2)	-0.93%(2)
R Class	ASIUX	-7.24%(2)	-3.71%(2)	-0.43%(2)	4/30/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.15%	0.95%	1.40%	2.15%	1.65%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

DECEMBER 31, 2014
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	39.7%
Domestic Common Stocks	13.7%
Foreign Common Stocks	7.8%
Commercial Paper	19.2%
Exchange-Traded Funds	10.0%
Collateralized Mortgage Obligations	3.2%
Corporate Bonds	3.0%
Commercial Mortgage-Backed Securities	0.8%
Asset-Backed Securities	0.7%
Municipal Securities	0.5%
Warrants	—*
Cash & Equivalents**	1.4%
*Category is less than 0.05% of total net assets.
**Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1)7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$930.00	$4.33	0.89%
Investor Class (before waiver)	$1,000	$930.00(2)	$5.30	1.09%
Institutional Class (after waiver)	$1,000	$931.00	$3.36	0.69%
Institutional Class (before waiver)	$1,000	$931.00(2)	$4.33	0.89%
A Class (after waiver)	$1,000	$928.50	$5.54	1.14%
A Class (before waiver)	$1,000	$928.50(2)	$6.51	1.34%
C Class (after waiver)	$1,000	$925.70	$9.17	1.89%
C Class (before waiver)	$1,000	$925.70(2)	$10.14	2.09%
R Class (after waiver)	$1,000	$927.60	$6.75	1.39%
R Class (before waiver)	$1,000	$927.60(2)	$7.73	1.59%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.72	$4.53	0.89%
Investor Class (before waiver)	$1,000	$1,019.71	$5.55	1.09%
Institutional Class (after waiver)	$1,000	$1,021.73	$3.52	0.69%
Institutional Class (before waiver)	$1,000	$1,020.72	$4.53	0.89%
A Class (after waiver)	$1,000	$1,019.46	$5.80	1.14%
A Class (before waiver)	$1,000	$1,018.45	$6.82	1.34%
C Class (after waiver)	$1,000	$1,015.68	$9.60	1.89%
C Class (before waiver)	$1,000	$1,014.67	$10.61	2.09%
R Class (after waiver)	$1,000	$1,018.20	$7.07	1.39%
R Class (before waiver)	$1,000	$1,017.19	$8.08	1.59%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Principal Amount/ Shares	Value
U.S. TREASURY SECURITIES — 39.7%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	$483,971	$482,610
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	199,833	208,373
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	1,648,024	1,729,911
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17(1)	3,971,684	3,976,184
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	1,431,750	1,535,831
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,388,968	3,378,377
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	1,100,870	1,153,678
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,713,820	1,844,298
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	3,799,163	3,762,508
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	1,167,401	1,254,773
TOTAL U.S. TREASURY SECURITIES (Cost $19,793,654)		19,326,543
COMMON STOCKS — 21.5%
Chemicals — 0.2%
CF Industries Holdings, Inc.	171	46,604
Dow Chemical Co. (The)	545	24,857
Monsanto Co.	248	29,629
		101,090
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	150	16,548
Vulcan Materials Co.	618	40,621
		57,169
Containers and Packaging — 0.3%
Ball Corp.	177	12,066
Crown Holdings, Inc.(2)	344	17,510
MeadWestvaco Corp.	1,131	50,205
Packaging Corp. of America	220	17,171
Rock Tenn Co., Class A	298	18,172
Sealed Air Corp.	565	23,973
		139,097
Energy Equipment and Services — 0.9%
Baker Hughes, Inc.	970	54,388
Halliburton Co.	1,766	69,457
Nabors Industries Ltd.	2,010	26,090
National Oilwell Varco, Inc.	871	57,076
Patterson-UTI Energy, Inc.	827	13,720
Schlumberger Ltd.	2,546	217,454
Weatherford International plc(2)	1,268	14,518
		452,703
Hotels, Restaurants and Leisure — 0.1%
Hilton Worldwide Holdings, Inc.(2)	2,796	72,948

	Principal Amount/ Shares	Value
Metals and Mining — 0.6%
B2Gold Corp.(2)	7,373	$12,058
Barrick Gold Corp.	2,260	24,295
BHP Billiton Ltd. ADR	215	10,174
Franco-Nevada Corp.	936	46,091
Freeport-McMoRan, Inc.	1,624	37,937
Goldcorp, Inc. New York Shares	2,468	45,707
Randgold Resources Ltd. ADR	454	30,604
Rio Tinto plc ADR	280	12,897
Royal Gold, Inc.	461	28,905
Silver Wheaton Corp.	731	14,861
Tahoe Resources, Inc.	986	13,706
		277,235
Oil, Gas and Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	734	60,555
Apache Corp.	850	53,270
Canadian Natural Resources Ltd.	977	30,170
Cheniere Energy, Inc.(2)	1,028	72,371
Chesapeake Energy Corp.	962	18,826
Chevron Corp.	2,536	284,488
ConocoPhillips	2,409	166,366
Devon Energy Corp.	496	30,360
Encana Corp.	1,149	15,937
Energy Transfer Equity LP	1,095	62,831
Enterprise Products Partners LP	1,312	47,389
EOG Resources, Inc.	2,317	213,326
Exxon Mobil Corp.	3,043	281,325
Hess Corp.	619	45,695
Kinder Morgan, Inc.	2,053	86,862
Leucrotta Exploration, Inc.(2)	8,491	10,597
Marathon Oil Corp.	1,697	48,008
Marathon Petroleum Corp.	526	47,477
Noble Energy, Inc.	560	26,561
Occidental Petroleum Corp.	1,804	145,420
Peyto Exploration & Development Corp.	2,089	60,181
Phillips 66	802	57,503
Pioneer Natural Resources Co.	183	27,240
Plains All American Pipeline LP	450	23,094
PrairieSky Royalty Ltd.	1,816	47,831
Spectra Energy Corp.	1,049	38,079
Suncor Energy, Inc.	2,420	76,908
Valero Energy Corp.	1,401	69,349
Williams Cos., Inc. (The)	1,073	48,221
		2,196,240
Paper and Forest Products — 0.1%
International Paper Co.	734	39,328

	Principal Amount/ Shares	Value
Real Estate Investment Trusts (REITs) — 11.8%
Activia Properties, Inc.	8	$69,579
Alexandria Real Estate Equities, Inc.	1,986	176,238
Allied Properties Real Estate Investment Trust	2,652	85,463
American Realty Capital Properties, Inc.	4,850	43,892
Apartment Investment & Management Co., Class A	4,380	162,717
AvalonBay Communities, Inc.	1,351	220,740
Big Yellow Group plc	8,334	78,600
Boston Properties, Inc.	1,469	189,046
British Land Co. plc	4,607	55,344
CapitaCommercial Trust	37,000	48,977
Charter Hall Group	8,753	32,109
Chartwell Retirement Residences	9,183	94,138
Corporate Office Properties Trust	5,439	154,304
Derwent London plc	1,410	65,857
Duke Realty Corp.	7,848	158,530
Equity One, Inc.	5,415	137,324
Essex Property Trust, Inc.	687	141,934
Extra Space Storage, Inc.	2,987	175,158
Federation Centres	43,119	100,354
Fortune Real Estate Investment Trust	47,000	47,387
General Growth Properties, Inc.	7,744	217,839
Goodman Group	9,912	45,694
Great Portland Estates plc	5,830	66,629
Hammerson plc	8,274	77,333
Host Hotels & Resorts, Inc.	7,114	169,100
Hulic Reit, Inc.	49	74,090
Kenedix Residential Investment Corp.	27	80,993
Kilroy Realty Corp.	2,256	155,822
Kite Realty Group Trust	5,412	155,541
Land Securities Group plc	7,895	141,272
Link Real Estate Investment Trust (The)	24,500	152,936
Mapletree Commercial Trust	24,000	25,535
Mapletree Greater China Commercial Trust	58,000	41,541
Orix JREIT, Inc.	62	86,791
Pebblebrook Hotel Trust	3,515	160,389
ProLogis, Inc.	5,291	227,672
RLJ Lodging Trust	4,155	139,317
Safestore Holdings plc	11,863	42,881
Scentre Group(2)	7,925	22,535
Sekisui House SI Residential Investment Corp.	65	73,525
Simon Property Group, Inc.	1,614	293,925
SL Green Realty Corp.	1,091	129,851
UDR, Inc.	5,368	165,442
Unibail-Rodamco SE	660	168,688
Ventas, Inc.	3,418	245,071

	Principal Amount/ Shares	Value
Vornado Realty Trust	1,664	$195,869
Westfield Corp.(2)	20,248	148,038
		5,742,010
Real Estate Management and Development — 2.9%
AP Thailand PCL	79,800	14,406
Ayala Land, Inc.	37,000	27,721
CapitaLand Ltd.	33,000	81,991
China Overseas Land & Investment Ltd.	36,000	106,243
China Resources Land Ltd.	42,000	110,239
China Vanke Co. Ltd., H Shares(2)	27,600	61,252
Corp. Inmobiliaria Vesta SAB de CV	21,093	41,889
Deutsche Annington Immobilien SE	1,721	58,541
Emaar Properties PJSC	15,328	29,408
Grand City Properties SA(2)	2,777	40,824
Hongkong Land Holdings Ltd.	10,000	67,307
LEG Immobilien AG	1,961	147,117
LPN Development PCL	25,800	17,146
Mitsubishi Estate Co. Ltd.	8,000	169,315
Mitsui Fudosan Co. Ltd.	8,000	215,164
PT Pakuwon Jati Tbk	454,000	18,733
Sun Hung Kai Properties Ltd.	12,750	192,798
		1,400,094
TOTAL COMMON STOCKS (Cost $9,166,836)		10,477,914
COMMERCIAL PAPER(3) — 19.2%
Chariot Funding LLC, 0.22%, 6/3/15(4)	$2,500,000	2,497,487
Govco LLC, 0.17%, 2/10/15(4)	950,000	949,819
Lexington Parker Capital, 0.14%, 1/12/15(4)	1,000,000	999,950
Old Line Funding LLC, 0.23%, 5/26/15(4)	2,400,000	2,397,605
Thunder Bay Funding LLC, 0.24%, 6/2/15(4)	2,500,000	2,497,333
TOTAL COMMERCIAL PAPER (Cost $9,342,684)		9,342,194
EXCHANGE-TRADED FUNDS — 10.0%
iShares S&P GSCI Commodity Indexed Trust(2)	98,914	2,134,564
PowerShares DB Commodity Index Tracking Fund(2)	19,559	360,864
SPDR Gold Shares(2)	10,549	1,198,155
Sprott Physical Gold Trust(2)	122,625	1,198,046
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,509,416)		4,891,629
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 3.1%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	$8,781	9,236
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	6,810	6,894
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	54,387	56,808

	Principal Amount/ Shares	Value
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	$44,032	$41,068
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.66%, 1/1/15	32,049	32,139
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 1/1/15	84,181	84,141
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 1/1/15	54,646	54,324
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 1/1/15	75,791	74,278
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	70,711	74,878
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	11,579	12,168
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.12%, 1/1/15	43,339	41,748
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 1/1/15	63,150	63,558
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 1/1/15	73,704	72,296
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.63%, 1/1/15	20,226	20,601
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	21,561	22,703
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.49%, 1/1/15	13,260	13,351
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/15(4)	72,560	73,666
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 1/25/15	21,840	21,286
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	14,839	15,374
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	9,974	10,205
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 1/1/15	22,734	22,942
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.59%, 1/1/15	81,635	83,502
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 1/1/15	56,197	56,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.05%, 1/1/15	38,963	39,445
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	72,412	74,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	75,369	74,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	33,052	34,374
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/15	43,592	40,474
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	58,347	57,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	44,855	44,359
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	54,116	56,277

	Principal Amount/ Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	$19,723	$20,453
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	18,818	19,502
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	7,707	7,969
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/1/15	8,302	8,294
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/15(4)	59,023	60,508
		1,502,277
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	51,624	55,607
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,527,994)		1,557,884
CORPORATE BONDS — 3.0%
Automobiles†
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(4)	10,000	10,192
Banks — 0.1%
Bank of America Corp., 2.00%, 1/11/18	40,000	39,999
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	75,000	75,375
Communications Equipment — 0.3%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	76,875
SBA Communications Corp., 5.625%, 10/1/19	75,000	77,062
		153,937
Construction Materials — 0.2%
Covanta Holding Corp., 7.25%, 12/1/20	75,000	80,063
Diversified Financial Services — 0.1%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,600
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,156
		32,756
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	21,146
Windstream Corp., 7.875%, 11/1/17	30,000	32,587
		53,733
Food Products†
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	21,331
Health Care Providers and Services — 0.3%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	55,000	57,062
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(4)	70,000	75,075
		132,137
Industrial Conglomerates — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	70,000	71,225
Insurance — 0.1%
American International Group, Inc., 4.125%, 2/15/24	30,000	31,996
XLIT Ltd., 2.30%, 12/15/18	20,000	20,032
		52,028

	Principal Amount/ Shares	Value
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	$20,000	$20,487
Metals and Mining — 0.1%
Barrick Gold Corp., 2.90%, 5/30/16	30,000	30,454
Rio Tinto Finance USA plc, 1.375%, 6/17/16	20,000	20,100
		50,554
Multi-Utilities — 0.2%
CMS Energy Corp., 8.75%, 6/15/19	25,000	31,329
Dominion Gas Holdings LLC, 1.05%, 11/1/16	20,000	19,977
GenOn Energy, Inc., 7.875%, 6/15/17	55,000	55,000
		106,306
Oil, Gas and Consumable Fuels — 0.5%
Bill Barrett Corp., 7.00%, 10/15/22	75,000	60,750
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,504
Newfield Exploration Co., 6.875%, 2/1/20	50,000	51,000
Peabody Energy Corp., 7.375%, 11/1/16	30,000	30,975
Peabody Energy Corp., 6.50%, 9/15/20	30,000	26,175
QEP Resources, Inc., 5.25%, 5/1/23	75,000	70,500
		259,904
Pharmaceuticals†
Mylan, Inc., 1.35%, 11/29/16	10,000	9,958
Real Estate Investment Trusts (REITs) — 0.2%
HCP, Inc., 6.00%, 1/30/17	25,000	27,293
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	52,733
		80,026
Specialty Retail — 0.1%
Hertz Corp. (The), 6.75%, 4/15/19	55,000	56,925
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	79,875
Wireless Telecommunication Services — 0.2%
Sprint Communications, 6.00%, 12/1/16	70,000	73,353
TOTAL CORPORATE BONDS (Cost $1,468,876)		1,460,164
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.8%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/15	75,000	77,298
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	75,000	76,615
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.11%, 1/15/15(4)	150,000	150,520
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	8,335	8,462
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/15	75,000	77,372
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $392,110)		390,267
ASSET-BACKED SECURITIES(5) — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(4)	100,000	100,115

	Principal Amount/ Shares	Value
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	$66,566	$65,934
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(4)	192,965	191,493
TOTAL ASSET-BACKED SECURITIES (Cost $360,996)		357,542
MUNICIPAL SECURITIES — 0.5%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	140,000	109,910
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	30,000	15,403
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	30,000	15,403
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	75,000	66,243
Puerto Rico GO, Series 2008 A, (Public Improvement), 5.50%, 7/1/18	30,000	26,497
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	20,000	16,984
TOTAL MUNICIPAL SECURITIES (Cost $296,460)		250,440
WARRANTS†
Metals and Mining†
GoGold Resources, Inc.(2) (Cost $—)	101,250	4,358
TEMPORARY CASH INVESTMENTS — 1.8%
SSgA U.S. Government Money Market Fund, Class N	818,728	818,728
State Street Institutional Liquid Reserves Fund, Premier Class	51,473	51,473
TOTAL TEMPORARY CASH INVESTMENTS (Cost $870,201)		870,201
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $49,729,227)		48,929,136
OTHER ASSETS AND LIABILITIES — (0.4)%		(213,520)
TOTAL NET ASSETS — 100.0%		$48,715,616
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	779,366	USD	647,037	JPMorgan Chase Bank N.A.	2/12/15	$(12,518)
AUD	151,538	USD	131,443	Westpac Group	2/12/15	(8,069)
USD	660,710	AUD	780,000	Westpac Group	2/12/15	25,675
BRL	1,851,447	USD	692,648	UBS AG	2/12/15	(3,253)
BRL	765,940	USD	280,000	UBS AG	2/12/15	5,201
BRL	1,186,020	USD	440,000	UBS AG	2/12/15	1,620
BRL	1,336,872	USD	517,085	Westpac Group	2/12/15	(19,295)
BRL	24,618	USD	9,389	Westpac Group	2/12/15	(222)
USD	500,000	BRL	1,330,000	UBS AG	2/12/15	4,768
USD	485,293	BRL	1,297,187	UBS AG	2/12/15	2,279
USD	500,000	BRL	1,345,000	UBS AG	2/12/15	(817)
USD	220,000	BRL	594,440	UBS AG	2/12/15	(1,342)
CAD	585,478	USD	520,000	Barclays Bank plc	2/12/15	(16,510)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	388,195	USD	340,000	Barclays Bank plc	2/12/15	$(6,166)
CAD	837,797	USD	720,000	Barclays Bank plc	2/12/15	477
CAD	360,885	USD	320,000	JPMorgan Chase Bank N.A.	2/12/15	(9,651)
CAD	528,884	USD	464,649	Westpac Group	2/12/15	(9,827)
USD	320,000	CAD	363,635	Barclays Bank plc	2/12/15	7,286
USD	100,000	CAD	115,657	Deutsche Bank	2/12/15	539
USD	500,000	CAD	580,610	JPMorgan Chase Bank N.A.	2/12/15	696
CHF	423,966	USD	440,000	Barclays Bank plc	2/12/15	(13,298)
CHF	669,830	USD	700,000	Barclays Bank plc	2/12/15	(25,847)
CHF	571,665	USD	580,000	Barclays Bank plc	2/12/15	(4,645)
CHF	96,239	USD	100,000	Deutsche Bank	2/12/15	(3,140)
CHF	332,373	USD	340,000	JPMorgan Chase Bank N.A.	2/12/15	(5,482)
USD	420,000	CHF	406,600	Barclays Bank plc	2/12/15	10,776
USD	1,410,265	CHF	1,355,901	Deutsche Bank	2/12/15	45,614
USD	420,000	CHF	411,272	JPMorgan Chase Bank N.A.	2/12/15	6,074
CLP	58,275,266	USD	97,174	UBS AG	2/12/15	(1,555)
CLP	86,800,000	USD	140,000	UBS AG	2/12/15	2,423
CLP	196,320,000	USD	320,000	UBS AG	2/12/15	2,127
USD	8,809	CLP	5,282,739	UBS AG	2/12/15	141
USD	460,000	CLP	285,085,000	UBS AG	2/12/15	(7,774)
CNY	14,869,372	USD	2,411,510	UBS AG	2/12/15	1,419
CNY	9,232,900	USD	1,497,389	UBS AG	2/12/15	881
USD	1,000,000	CNY	6,168,200	Westpac Group	2/12/15	(945)
USD	700,000	CNY	4,313,120	Westpac Group	2/12/15	88
COP	591,529,730	USD	271,220	UBS AG	2/12/15	(22,614)
COP	933,600,000	USD	400,000	UBS AG	2/12/15	(7,630)
COP	1,074,000,000	USD	500,000	Westpac Group	2/12/15	(48,623)
USD	520,000	COP	1,129,960,000	UBS AG	2/12/15	45,105
USD	223,118	COP	486,620,009	UBS AG	2/12/15	18,603
USD	360,000	COP	821,520,000	Westpac Group	2/12/15	14,735
CZK	8,010,392	USD	360,000	Barclays Bank plc	2/12/15	(9,904)
CZK	10,603,641	USD	467,589	Barclays Bank plc	2/12/15	(4,155)
CZK	7,626,404	USD	340,000	Deutsche Bank	2/12/15	(6,686)
USD	713,274	CZK	15,785,215	Barclays Bank plc	2/12/15	23,378
USD	460,000	CZK	10,465,768	Barclays Bank plc	2/12/15	2,591
EUR	440,000	USD	548,900	Barclays Bank plc	2/12/15	(16,272)
EUR	780,000	USD	959,513	Barclays Bank plc	2/12/15	(15,309)
EUR	440,000	USD	536,620	Barclays Bank plc	2/12/15	(3,992)
EUR	32,193	USD	40,206	UBS AG	2/12/15	(1,236)
USD	522,123	EUR	420,000	Barclays Bank plc	2/12/15	13,706
USD	196,648	EUR	160,000	JPMorgan Chase Bank N.A.	2/12/15	2,965
GBP	440,000	USD	694,268	Barclays Bank plc	2/12/15	(8,689)
GBP	160,000	USD	250,443	Deutsche Bank	2/12/15	(1,142)
GBP	60,000	USD	94,035	JPMorgan Chase Bank N.A.	2/12/15	(547)
GBP	260,000	USD	408,165	JPMorgan Chase Bank N.A.	2/12/15	(3,050)
GBP	240,000	USD	375,778	JPMorgan Chase Bank N.A.	2/12/15	(1,826)
USD	371,885	GBP	240,000	Barclays Bank plc	2/12/15	(2,067)
USD	343,998	GBP	220,000	JPMorgan Chase Bank N.A.	2/12/15	1,209
USD	94,407	GBP	60,000	JPMorgan Chase Bank N.A.	2/12/15	919

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	655,649	GBP	420,000	JPMorgan Chase Bank N.A.	2/12/15	$1,233
USD	249,771	GBP	160,000	JPMorgan Chase Bank N.A.	2/12/15	470
USD	94,094	GBP	60,000	JPMorgan Chase Bank N.A.	2/12/15	606
USD	25,823	GBP	16,416	UBS AG	2/12/15	245
HKD	1,078,933	USD	139,143	JPMorgan Chase Bank N.A.	2/12/15	(14)
USD	3,130	HKD	24,275	Barclays Bank plc	2/12/15	—
USD	1,996	HKD	15,475	JPMorgan Chase Bank N.A.	2/12/15	—
USD	2,046	HKD	15,861	UBS AG	2/12/15	1
USD	1,987	HKD	15,413	UBS AG	2/12/15	(1)
HUF	63,247,340	USD	260,000	Barclays Bank plc	2/12/15	(18,493)
HUF	78,957,600	USD	320,000	UBS AG	2/12/15	(18,504)
USD	401	HUF	98,553	Barclays Bank plc	2/12/15	25
USD	560,000	HUF	139,019,440	Barclays Bank plc	2/12/15	29,161
IDR	8,357,200,000	USD	680,000	Westpac Group	2/12/15	(11,892)
USD	560,000	IDR	6,959,680,000	Westpac Group	2/12/15	3,615
ILS	3,401,023	USD	860,000	Barclays Bank plc	2/12/15	11,963
ILS	1,175,028	USD	300,000	Barclays Bank plc	2/12/15	1,257
USD	579,947	ILS	2,209,183	Barclays Bank plc	2/12/15	13,551
USD	520,000	ILS	2,006,487	Barclays Bank plc	2/12/15	5,572
INR	13,936,528	USD	223,127	Westpac Group	2/12/15	(4,275)
INR	4,914,400	USD	78,681	Westpac Group	2/12/15	(1,507)
INR	59,104,600	USD	946,279	Westpac Group	2/12/15	(18,129)
USD	320,000	INR	20,083,200	UBS AG	2/12/15	4,623
USD	400,000	INR	25,260,000	UBS AG	2/12/15	3,329
USD	320,000	INR	20,480,000	UBS AG	2/12/15	(1,608)
JPY	59,836,350	USD	500,000	JPMorgan Chase Bank N.A.	2/12/15	(291)
JPY	16,598,862	USD	140,000	JPMorgan Chase Bank N.A.	2/12/15	(1,379)
USD	415,067	JPY	47,968,222	Deutsche Bank	2/12/15	14,473
KRW	1,157,661,798	USD	1,044,350	Westpac Group	2/12/15	12,056
KRW	464,730,000	USD	420,000	Westpac Group	2/12/15	4,082
USD	473,721	KRW	525,119,995	Westpac Group	2/12/15	(5,468)
MXN	148,113	USD	10,464	Deutsche Bank	2/12/15	(449)
MXN	16,902,438	USD	1,237,985	JPMorgan Chase Bank N.A.	2/12/15	(95,034)
MXN	187,019	USD	13,722	JPMorgan Chase Bank N.A.	2/12/15	(1,076)
MXN	232,593	USD	16,691	UBS AG	2/12/15	(963)
USD	300,000	MXN	4,395,414	Barclays Bank plc	2/12/15	2,780
USD	7,303	MXN	101,454	Deutsche Bank	2/12/15	443
USD	10,312	MXN	148,727	JPMorgan Chase Bank N.A.	2/12/15	255
USD	11,255	MXN	163,517	JPMorgan Chase Bank N.A.	2/12/15	198
MYR	2,299,440	USD	660,000	UBS AG	2/12/15	(5,514)
MYR	1,601,950	USD	460,000	UBS AG	2/12/15	(4,039)
MYR	2,404,875	USD	711,081	Westpac Group	2/12/15	(26,584)
MYR	1,679,500	USD	500,000	Westpac Group	2/12/15	(21,966)
USD	1,070,384	MYR	3,620,040	Westpac Group	2/12/15	40,017
USD	500,000	MYR	1,733,400	Westpac Group	2/12/15	6,625
USD	600,000	MYR	2,109,000	Westpac Group	2/12/15	(282)
NOK	3,831,417	USD	540,000	Barclays Bank plc	2/12/15	(26,487)
USD	520,000	NOK	3,663,956	Barclays Bank plc	2/12/15	28,931
USD	20,332	NOK	149,442	Barclays Bank plc	2/12/15	303

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,691	NOK	18,303	JPMorgan Chase Bank N.A.	2/12/15	$237
NZD	520,000	USD	402,912	Barclays Bank plc	2/12/15	1,244
NZD	680,000	USD	525,707	Westpac Group	2/12/15	2,804
USD	523,969	NZD	681,630	Barclays Bank plc	2/12/15	(5,809)
USD	197,661	NZD	260,000	JPMorgan Chase Bank N.A.	2/12/15	(4,416)
USD	201,039	NZD	256,575	Westpac Group	2/12/15	1,624
PEN	1,971,746	USD	663,664	UBS AG	2/12/15	(8,232)
USD	660,000	PEN	1,983,300	UBS AG	2/12/15	727
PHP	17,974,000	USD	400,000	Westpac Group	2/12/15	964
PLN	1,482,879	USD	440,000	Barclays Bank plc	2/12/15	(21,899)
PLN	1,681,303	USD	500,000	JPMorgan Chase Bank N.A.	2/12/15	(25,953)
USD	880,000	PLN	3,011,213	Barclays Bank plc	2/12/15	30,981
USD	420,000	PLN	1,428,872	UBS AG	2/12/15	17,126
SEK	1,483,622	USD	200,000	Barclays Bank plc	2/12/15	(9,659)
SEK	4,237,657	USD	540,000	Barclays Bank plc	2/12/15	3,671
SEK	4,948,994	USD	660,000	UBS AG	2/12/15	(25,068)
USD	680,000	SEK	5,076,915	Barclays Bank plc	2/12/15	28,656
USD	380,000	SEK	2,926,288	UBS AG	2/12/15	4,571
USD	530,115	SEK	3,935,429	Westpac Group	2/12/15	25,218
SGD	649,305	USD	492,913	JPMorgan Chase Bank N.A.	2/12/15	(3,185)
SGD	974,152	USD	754,837	Westpac Group	2/12/15	(20,099)
USD	400,000	SGD	518,821	Barclays Bank plc	2/12/15	8,688
USD	660,000	SGD	862,211	Barclays Bank plc	2/12/15	9,692
USD	7,785	SGD	10,333	UBS AG	2/12/15	(9)
THB	5,264,000	USD	160,000	Westpac Group	2/12/15	(307)
THB	13,204,000	USD	400,000	Westpac Group	2/12/15	566
TRY	1,320,908	USD	577,950	Barclays Bank plc	2/12/15	(17,508)
TRY	226,071	USD	100,000	Barclays Bank plc	2/12/15	(4,081)
USD	320,000	TRY	744,839	Barclays Bank plc	2/12/15	3,976
USD	340,000	TRY	783,639	Deutsche Bank	2/12/15	7,513
USD	7,891	TRY	18,456	JPMorgan Chase Bank N.A.	2/12/15	60
USD	260,000	TWD	8,187,400	UBS AG	2/12/15	1,081
USD	397,078	TWD	12,199,036	Westpac Group	2/12/15	11,295
USD	840,000	TWD	25,762,800	Westpac Group	2/12/15	25,276
ZAR	6,858,361	USD	604,653	Deutsche Bank	2/12/15	(15,377)
ZAR	902,133	USD	80,000	Deutsche Bank	2/12/15	(2,488)
USD	660,000	ZAR	7,694,584	Barclays Bank plc	2/12/15	(1,125)
USD	120,000	ZAR	1,409,520	Barclays Bank plc	2/12/15	(1,107)
						$(121,296)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
19	U.S. Treasury 5-Year Notes	March 2015	$2,259,664	$1,590
3	U.S. Treasury 10-Year Notes	March 2015	380,391	(1,675)
1	U.S. Treasury Ultra Long Bonds	March 2015	165,187	(7,041)
			$2,805,242	$(7,126)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	$(33,272)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.21%	3/13/19	(38,911)
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(32,716)
Morgan Stanley Capital Services LLC	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	8/19/19	(21,397)
						$(126,296)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	KRW	-	South Korea Won
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CHF	-	Swiss Franc	NOK	-	Norwegian Krone
CLP	-	Chilean Peso	NSA	-	Not Seasonally Adjusted
CNY	-	Chinese Yuan	NZD	-	New Zealand Dollar
COP	-	Colombian Peso	PEN	-	Peruvian Nuevo Sol
CPI	-	Consumer Price Index	PHP	-	Philippine Peso
CZK	-	Czech Koruna	PJSC	-	Public Joint Stock Company
EUR	-	Euro	PLN	-	Polish Zloty
FHLMC	-	Federal Home Loan Mortgage Corporation	SEK	-	Swedish Krona
GBP	-	British Pound	SEQ	-	Sequential Payer
GO	-	General Obligation	SGD	-	Singapore Dollar
HKD	-	Hong Kong Dollar	THB	-	Thai Baht
HUF	-	Hungarian Forint	TRY	-	Turkish Lira
IDR	-	Indonesian Rupiah	TWD	-	Taiwanese Dollar
ILS	-	Israeli Shekel	USD	-	United States Dollar
INR	-	Indian Rupee	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
JPY	-	Japanese Yen	ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $57,550.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $10,217,537, which represented 21.0% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $49,729,227)	$48,929,136
Foreign currency holdings, at value (cost of $740)	730
Receivable for investments sold	127,294
Receivable for capital shares sold	1,157
Unrealized appreciation on forward foreign currency exchange contracts	613,079
Dividends and interest receivable	138,736
Other assets	525
49,810,657

Liabilities
Disbursements in excess of demand deposit cash	25,460
Payable for investments purchased	68,594
Payable for capital shares redeemed	90,320
Payable for variation margin on futures contracts	3,969
Unrealized depreciation on forward foreign currency exchange contracts	734,375
Swap agreements, at value	126,296
Accrued management fees	37,198
Distribution and service fees payable	8,829
1,095,041

Net Assets	$48,715,616

Net Assets Consist of:
Capital (par value and paid-in surplus)	$54,028,066
Distributions in excess of net investment income	(260,009)
Accumulated net realized loss	(3,997,409)
Net unrealized depreciation	(1,055,032)
$48,715,616

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$29,713,083	3,069,227	$9.68
Institutional Class, $0.01 Par Value	$1,178,973	121,817	$9.68
A Class, $0.01 Par Value	$10,405,068	1,076,797	$9.66*
C Class, $0.01 Par Value	$7,311,125	772,229	$9.47
R Class, $0.01 Par Value	$107,367	11,176	$9.61
*Maximum offering price $10.25 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,883)	$225,967
Interest	105,395
331,362

Expenses:
Management fees	300,801
Distribution and service fees:
A Class	15,396
C Class	42,434
R Class	282
Directors' fees and expenses	1,649
Other expenses	489
361,051
Fees waived	(56,043)
305,008

Net investment income (loss)	26,354

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(465,555)
Futures contract transactions	(42,938)
Foreign currency transactions	(137,490)
(645,983)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $245)	(3,138,201)
Futures contracts	(23,434)
Swap agreements	(125,937)
Translation of assets and liabilities in foreign currencies	(173,591)
(3,461,163)

Net realized and unrealized gain (loss)	(4,107,146)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,080,792)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$26,354	$28,038
Net realized gain (loss)	(645,983)	(112,307)
Change in net unrealized appreciation (depreciation)	(3,461,163)	3,597,867
Net increase (decrease) in net assets resulting from operations	(4,080,792)	3,513,598

Distributions to Shareholders
From net investment income:
Investor Class	(295,073)	(100,537)
Institutional Class	(17,817)	(10,017)
A Class	(55,821)	—
R Class	(220)	—
Decrease in net assets from distributions	(368,931)	(110,554)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	355,056	(33,584,196)

Net increase (decrease) in net assets	(4,094,667)	(30,181,152)

Net Assets
Beginning of period	52,810,283	82,991,435
End of period	$48,715,616	$52,810,283

Undistributed (distributions in excess of) net investment income	$(260,009)	$82,568

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Inflation Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek total real return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.7754% to 0.8929%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. During the six months ended December 31, 2014, the investment advisor voluntarily agreed to waive 0.2000% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2015, and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended December 31, 2014 was $33,717, $1,409, $12,317, $8,487 and $113 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended December 31, 2014 was 1.08% for the Investor Class, A Class, C Class and R Class and 0.88% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended December 31, 2014 was 0.88% for the Investor Class, A Class, C Class and R Class and 0.68% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended December 31, 2014 totaled $24,781,472, of which $7,164,857 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 totaled $24,078,362, of which $5,939,792 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2014		Year ended June 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	1,035,266	$10,776,307	544,078	$5,523,649
Issued in reinvestment of distributions	20,753	210,942	4,799	48,089
Redeemed	(678,398)	(6,797,437)	(2,467,593)	(24,881,633)
	377,621	4,189,812	(1,918,716)	(19,309,895)
Institutional Class/Shares Authorized	40,000,000		50,000,000
Sold	21,558	218,073	35,822	363,229
Issued in reinvestment of distributions	1,765	17,817	967	9,703
Redeemed	(30,657)	(299,270)	(208,798)	(2,106,791)
	(7,334)	(63,380)	(172,009)	(1,733,859)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	21,877	222,155	159,775	1,622,519
Issued in reinvestment of distributions	5,446	55,710	—	—
Redeemed	(294,474)	(2,979,046)	(1,156,419)	(11,659,981)
	(267,151)	(2,701,181)	(996,644)	(10,037,462)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	26,805	264,446	171,152	1,695,940
Redeemed	(137,046)	(1,335,019)	(420,690)	(4,171,635)
	(110,241)	(1,070,573)	(249,538)	(2,475,695)
R Class/Shares Authorized	5,000,000		10,000,000
Sold	15	158	800	8,015
Issued in reinvestment of distributions	22	220	—	—
Redeemed	—	—	(3,519)	(35,300)
	37	378	(2,719)	(27,285)
Net increase (decrease)	(7,068)	$355,056	(3,339,626)	$(33,584,196)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$19,326,543	—
Common Stocks
Metals and Mining	$205,380	71,855	—
Oil, Gas and Consumable Fuels	2,077,631	118,609	—
Real Estate Investment Trusts (REITs)	3,815,721	1,926,289	—
Real Estate Management and Development	—	1,400,094	—
Other Industries	862,335	—	—
Commercial Paper	—	9,342,194	—
Exchange-Traded Funds	4,891,629	—	—
Collateralized Mortgage Obligations	—	1,557,884	—
Corporate Bonds	—	1,460,164	—
Commercial Mortgage-Backed Securities	—	390,267	—
Asset-Backed Securities	—	357,542	—
Municipal Securities	—	250,440	—
Warrants	—	4,358	—
Temporary Cash Investments	870,201	—	—
	$12,722,897	$36,206,239	—
Other Financial Instruments
Futures Contracts	$1,590	—	—
Forward Foreign Currency Exchange Contracts	—	$613,079	—
	$1,590	$613,079	—

Liabilities
Other Financial Instruments
Futures Contracts	$(8,716)	—	—
Swap Agreements	—	$(126,296)	—
Forward Foreign Currency Exchange Contracts	—	(734,375)	—
	$(8,716)	$(860,671)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $57,742,396.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 24 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $3,241,667.

Value of Derivative Instruments as of December 31, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$613,079	Unrealized depreciation on forward foreign currency exchange contracts	$734,375
Interest Rate Risk	Receivable for variation margin on futures contracts *	—	Payable for variation margin on futures contracts *	3,969
Other Contracts	Swap agreements	—	Swap agreements	126,296
		$613,079		$864,640

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(133,771)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(172,939)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(42,938)	Change in net unrealized appreciation (depreciation) on futures contracts	(23,434)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(125,937)
		$(176,709)		$(322,310)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Barclays Bank plc	$238,665	$(238,665)	—	—
Deutsche Bank	68,582	(29,282)	—	$39,300
JPMorgan Chase Bank N.A.	14,922	(14,922)	—	—
UBS AG	116,270	(110,159)	—	6,111
Westpac Group	174,640	(174,640)	—	—
	$613,079	$(567,668)	—	$45,411

Liabilities
Bank of America N.A.	$72,183	—	—	$72,183
Barclays Bank plc	265,738	$(238,665)	—	27,073
Deutsche Bank	29,282	(29,282)	—	—
JPMorgan Chase Bank N.A.	164,422	(14,922)	—	149,500
Morgan Stanley Capital Services LLC	21,397	—	—	21,397
UBS AG	110,159	(110,159)	—	—
Westpac Group	197,490	(174,640)	—	22,850
	$860,671	$(567,668)	—	$293,003

*	The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity- and gold-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity- and gold-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity- and gold-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$49,914,619
Gross tax appreciation of investments	$1,511,632
Gross tax depreciation of investments	(2,497,115)
Net tax appreciation (depreciation) of investments	$(985,483)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2014, the fund had accumulated short-term capital losses of $(2,145,775) and accumulated long-term capital losses of $(877,264), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(4)	$10.50	0.02	(0.75)	(0.73)	(0.09)	—	(0.09)	$9.68	(7.00)%	0.89%(5)	1.09%(5)	0.29%(5)	0.09%(5)	56%	$29,713
2014	$9.92	0.03	0.57	0.60	(0.02)	—	(0.02)	$10.50	6.09%	0.91%	1.09%	0.27%	0.09%	87%	$28,261
2013	$9.99	(0.03)	(0.04)	(0.07)	—	—	—	$9.92	(0.70)%	1.09%	1.09%	(0.31)%	(0.31)%	85%	$45,728
2012	$10.71	0.01	(0.57)	(0.56)	(0.13)	(0.03)	(0.16)	$9.99	(5.32)%	1.08%	1.09%	0.12%	0.11%	80%	$65,968
2011	$9.59	0.12	1.10	1.22	(0.10)	—(6)	(0.10)	$10.71	12.78%	0.95%	1.09%	1.27%	1.13%	52%	$53,696
2010(7)	$10.00	0.01	(0.42)	(0.41)	—	—	—	$9.59	(4.10)%	0.95%(5)	1.09%(5)	0.79%(5)	0.65%(5)	0%	$4,044
Institutional Class
2014(4)	$10.53	0.02	(0.74)	(0.72)	(0.13)	—	(0.13)	$9.68	(6.90)%	0.69%(5)	0.89%(5)	0.49%(5)	0.29%(5)	56%	$1,179
2014	$9.94	0.05	0.58	0.63	(0.04)	—	(0.04)	$10.53	6.28%	0.71%	0.89%	0.47%	0.29%	87%	$1,360
2013	$9.99	(0.02)	(0.03)	(0.05)	—	—	—	$9.94	(0.40)%	0.89%	0.89%	(0.11)%	(0.11)%	85%	$2,995
2012	$10.71	0.04	(0.58)	(0.54)	(0.15)	(0.03)	(0.18)	$9.99	(5.13)%	0.88%	0.89%	0.32%	0.31%	80%	$7,078
2011	$9.59	0.15	1.09	1.24	(0.12)	—(6)	(0.12)	$10.71	12.93%	0.75%	0.89%	1.47%	1.33%	52%	$5,428
2010(7)	$10.00	0.02	(0.43)	(0.41)	—	—	—	$9.59	(4.10)%	0.75%(5)	0.89%(5)	0.99%(5)	0.85%(5)	0%	$144

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(4)	$10.45	—(6)	(0.74)	(0.74)	(0.05)	—	(0.05)	$9.66	(7.15)%	1.14%(5)	1.34%(5)	0.04%(5)	(0.16)%(5)	56%	$10,405
2014	$9.87	—(6)	0.58	0.58	—	—	—	$10.45	5.88%	1.16%	1.34%	0.02%	(0.16)%	87%	$14,044
2013	$9.97	(0.05)	(0.05)	(0.10)	—	—	—	$9.87	(1.00)%	1.34%	1.34%	(0.56)%	(0.56)%	85%	$23,108
2012	$10.69	(0.02)	(0.56)	(0.58)	(0.11)	(0.03)	(0.14)	$9.97	(5.51)%	1.33%	1.34%	(0.13)%	(0.14)%	80%	$31,305
2011	$9.58	0.13	1.06	1.19	(0.08)	—(6)	(0.08)	$10.69	12.50%	1.20%	1.34%	1.02%	0.88%	52%	$30,416
2010(7)	$10.00	0.01	(0.43)	(0.42)	—	—	—	$9.58	(4.20)%	1.20%(5)	1.34%(5)	0.54%(5)	0.40%(5)	0%	$3,370
C Class
2014(4)	$10.23	(0.04)	(0.72)	(0.76)	—	—	—	$9.47	(7.43)%	1.89%(5)	2.09%(5)	(0.71)%(5)	(0.91)%(5)	56%	$7,311
2014	$9.74	(0.07)	0.56	0.49	—	—	—	$10.23	5.03%	1.91%	2.09%	(0.73)%	(0.91)%	87%	$9,029
2013	$9.90	(0.12)	(0.04)	(0.16)	—	—	—	$9.74	(1.62)%	2.09%	2.09%	(1.31)%	(1.31)%	85%	$11,025
2012	$10.65	(0.08)	(0.59)	(0.67)	(0.05)	(0.03)	(0.08)	$9.90	(6.33)%	2.08%	2.09%	(0.88)%	(0.89)%	80%	$8,667
2011	$9.57	0.08	1.03	1.11	(0.03)	—(6)	(0.03)	$10.65	11.64%	1.95%	2.09%	0.27%	0.13%	52%	$6,167
2010(7)	$10.00	—(6)	(0.43)	(0.43)	—	—	—	$9.57	(4.30)%	1.95%(5)	2.09%(5)	(0.21)%(5)	(0.35)%(5)	0%	$356

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(4)	$10.38	(0.01)	(0.74)	(0.75)	(0.02)	—	(0.02)	$9.61	(7.24)%	1.39%(5)	1.59%(5)	(0.21)%(5)	(0.41)%(5)	56%	$107
2014	$9.83	(0.02)	0.57	0.55	—	—	—	$10.38	5.60%	1.41%	1.59%	(0.23)%	(0.41)%	87%	$116
2013	$9.94	(0.08)	(0.03)	(0.11)	—	—	—	$9.83	(1.11)%	1.59%	1.59%	(0.81)%	(0.81)%	85%	$136
2012	$10.67	(0.04)	(0.57)	(0.61)	(0.09)	(0.03)	(0.12)	$9.94	(5.78)%	1.58%	1.59%	(0.38)%	(0.39)%	80%	$137
2011	$9.58	0.01	1.15	1.16	(0.07)	—(6)	(0.07)	$10.67	12.10%	1.45%	1.59%	0.77%	0.63%	52%	$124
2010(7)	$10.00	0.01	(0.43)	(0.42)	—	—	—	$9.58	(4.20)%	1.45%(5)	1.59%(5)	0.29%(5)	0.15%(5)	0%	$144

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended December 31, 2014 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	April 30, 2010 (fund inception) through June 30, 2010.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84544 1502

SEMIANNUAL REPORT	DECEMBER 31, 2014

Utilities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Successful Six Months for Most U.S. Investments, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the 10-year U.S. Treasury note returned 13.16%, 6.12%, and 4.34%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Treasury ex-U.S. Bond Index returned -9.24%, -7.84%, and -8.27%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price plunge fallout to carry well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BULIX	6.26%	20.13%	12.82%	9.26%	8.41%	3/1/93
Russell 3000 Utilities Index	—	3.58%	16.33%	12.66%	7.93%	N/A(2)	—
S&P 500 Index	—	6.12%	13.69%	15.45%	7.67%	9.42%	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available August 1996.

Total Annual Fund Operating Expenses
Investor Class	0.67%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2014
Top Ten Holdings	% of net assets
AT&T, Inc.	10.5%
Verizon Communications, Inc.	10.2%
CenturyLink, Inc.	4.6%
Exelon Corp.	4.5%
Edison International	4.5%
PG&E Corp.	4.5%
Consolidated Edison, Inc.	4.5%
Public Service Enterprise Group, Inc.	4.5%
Entergy Corp.	4.3%
American Electric Power Co., Inc.	4.1%

Sub-Industry Allocation	% of net assets
Electric Utilities	34.1%
Integrated Telecommunication Services	26.9%
Multi-Utilities	17.6%
Gas Utilities	6.3%
Alternative Carriers	5.3%
Independent Power Producers and Energy Traders	3.4%
Office Services and Supplies	1.7%
Communications Equipment	1.6%
Wireless Telecommunication Services	0.9%
Water Utilities	0.2%
Cash and Equivalents*	2.0%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	98.0%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	0.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period(1)7/1/14 - 12/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,062.60	$3.48	0.67%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.0%
Alternative Carriers — 5.3%
Inteliquent, Inc.	680,690	$13,361,945
Intelsat SA(1)	269,308	4,675,187
Lumos Networks Corp.	27,644	464,972
magicJack VocalTec Ltd.(1)	451,158	3,663,403
Premiere Global Services, Inc.(1)	93,705	995,147
		23,160,654
Communications Equipment — 1.6%
QUALCOMM, Inc.	90,420	6,720,919
Electric Utilities — 34.1%
American Electric Power Co., Inc.	289,757	17,594,045
Duke Energy Corp.	72,507	6,057,235
Edison International	297,410	19,474,407
Entergy Corp.	211,352	18,489,073
Exelon Corp.	529,906	19,648,914
FirstEnergy Corp.	111,822	4,359,940
NextEra Energy, Inc.	49,888	5,302,595
Pinnacle West Capital Corp.	225,629	15,412,717
Portland General Electric Co.	134,089	5,072,587
PPL Corp.	454,181	16,500,396
Southern Co. (The)	135,652	6,661,870
Westar Energy, Inc.	330,311	13,622,025
		148,195,804
Gas Utilities — 6.3%
AGL Resources, Inc.	252,638	13,771,297
UGI Corp.	352,977	13,406,067
		27,177,364
Independent Power Producers and Energy Traders — 3.4%
AES Corp. (The)	1,083,570	14,920,759
Integrated Telecommunication Services — 26.9%
AT&T, Inc.	1,361,585	45,735,640
CenturyLink, Inc.	506,499	20,047,231
Frontier Communications Corp.	92,299	615,634
IDT Corp., Class B	290,743	5,904,990
Verizon Communications, Inc.	947,541	44,325,968
		116,629,463
Multi-Utilities — 17.6%
Ameren Corp.	21,807	1,005,957
Consolidated Edison, Inc.	294,486	19,439,021
Dominion Resources, Inc.	76,997	5,921,069
PG&E Corp.	365,551	19,461,935
Public Service Enterprise Group, Inc.	467,212	19,347,249

7

	Shares	Value
SCANA Corp.	184,966	$11,171,947
		76,347,178
Office Services and Supplies — 1.7%
West Corp.	227,457	7,506,081
Water Utilities — 0.2%
SJW Corp.	32,636	1,048,268
Wireless Telecommunication Services — 0.9%
Spok Holdings, Inc.	230,026	3,993,251
TOTAL COMMON STOCKS (Cost $331,791,686)		425,699,741
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $1,333,483), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $1,306,061)		1,306,058
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $5,332,800), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $5,226,000)		5,226,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,494,521	1,494,521
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,026,579)		8,026,579
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $339,818,265)		433,726,320
OTHER ASSETS AND LIABILITIES — 0.1%		642,411
TOTAL NET ASSETS — 100.0%		$434,368,731

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $339,818,265)	$433,726,320
Receivable for capital shares sold	471,042
Dividends and interest receivable	770,474
434,967,836

Liabilities
Payable for capital shares redeemed	359,077
Accrued management fees	240,028
599,105

Net Assets	$434,368,731

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	24,064,908

Net Asset Value Per Share	$18.05

Net Assets Consist of:
Capital (par value and paid-in surplus)	$339,858,060
Distributions in excess of net investment income	(45,916)
Undistributed net realized gain	649,218
Net unrealized appreciation	93,907,369
$434,368,731

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$7,512,256
Interest	595
7,512,851

Expenses:
Management fees	1,347,590
Directors' fees and expenses	11,945
Other expenses	724
1,360,259

Net investment income (loss)	6,152,592

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	7,519,421

Change in net unrealized appreciation (depreciation) on:
Investments	10,788,114
Translation of assets and liabilities in foreign currencies	(711)
10,787,403

Net realized and unrealized gain (loss)	18,306,824

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,459,416

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED) AND YEAR ENDED JUNE 30, 2014
Increase (Decrease) in Net Assets	December 31, 2014	June 30, 2014
Operations
Net investment income (loss)	$6,152,592	$12,571,946
Net realized gain (loss)	7,519,421	20,048,897
Change in net unrealized appreciation (depreciation)	10,787,403	27,253,329
Net increase (decrease) in net assets resulting from operations	24,459,416	59,874,172

Distributions to Shareholders
From net investment income	(7,557,894)	(12,695,491)
From net realized gains	(16,748,755)	(20,977,352)
Decrease in net assets from distributions	(24,306,649)	(33,672,843)

Capital Share Transactions
Proceeds from shares sold	47,324,978	92,806,569
Proceeds from reinvestment of distributions	23,245,768	32,206,183
Payments for shares redeemed	(51,194,977)	(84,646,037)
Net increase (decrease) in net assets from capital share transactions	19,375,769	40,366,715

Net increase (decrease) in net assets	19,528,536	66,568,044

Net Assets
Beginning of period	414,840,195	348,272,151
End of period	$434,368,731	$414,840,195

Undistributed (distributions in excess of) net investment income	$(45,916)	$1,359,386

Transactions in Shares of the Fund
Sold	2,626,480	5,430,035
Issued in reinvestment of distributions	1,322,121	1,981,828
Redeemed	(2,887,592)	(5,014,400)
Net increase (decrease) in shares of the fund	1,061,009	2,397,463

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2014 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the six months ended December 31, 2014 was 0.66%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended December 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2014 were $71,944,348 and $76,367,768, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$425,699,741	—	—
Temporary Cash Investments	1,494,521	$6,532,058	—
	$427,194,262	$6,532,058	—

14

6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$341,727,343
Gross tax appreciation of investments	$96,203,104
Gross tax depreciation of investments	(4,204,127)
Net tax appreciation (depreciation) of investments	$91,998,977

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$18.03	0.27	0.82	1.09	(0.33)	(0.74)	(1.07)	$18.05	6.26%	0.67%(4)	3.03%(4)	18%	$434,369
2014	$16.90	0.58	2.13	2.71	(0.58)	(1.00)	(1.58)	$18.03	17.35%	0.67%	3.41%	45%	$414,840
2013	$16.54	0.63	1.20	1.83	(0.60)	(0.87)	(1.47)	$16.90	12.06%	0.68%	3.79%	41%	$348,272
2012	$15.93	0.60	0.66	1.26	(0.55)	(0.10)	(0.65)	$16.54	8.20%	0.68%	3.83%	55%	$316,325
2011	$12.62	0.51	3.30	3.81	(0.50)	—	(0.50)	$15.93	30.50%	0.69%	3.47%	17%	$284,177
2010	$12.42	0.49	0.19	0.68	(0.48)	—	(0.48)	$12.62	5.30%	0.70%	3.75%	11%	$228,101

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

16

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84536 1502

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2015